UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Nasdaq Composite® Index
Fund

Annual Report

November 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

	Past 1 year	Past 5 years	Life of fund A
Fidelity® Nasdaq Composite® Index Fund	40.70%	1.05%	3.22%

A From September 25, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Fund on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Jeffrey Adams, who oversees the Fidelity® Nasdaq Composite® Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund returned 40.70%, about in line with the Nasdaq index. Most of the top stocks of the period came from the technology sector, led by computer and electronics products company Apple, whose share price more than doubled on strong sales and earnings. Software giant Microsoft was helped by cost cuts and better-than-expected profits, while shares of Internet search leader Google allayed investors' fears about online ad spending. Other technology contributors included network products and semiconductor manufacturers Cisco Systems and Intel, respectively. Elsewhere, consumer discretionary was home to some of the period's biggest gainers, including online retailer Amazon.com, which rose sharply in October on much-stronger-than-expected profits. In contrast, the financial sector had particularly weak results, dragged down mainly by banks such as Zions Bancorp. Cable service provider Comcast also fell, as investors were cautious about the company's plans to take an ownership stake in NBC Universal. A temporary shutdown of a key manufacturing plant weighed on the earnings of biotechnology company Genzyme. Private education company Apollo Group was hurt by the announcement of an accounting inquiry by the U.S. Securities and Exchange Commission.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	.35%	$ 1,000.00	$ 1,212.40	$ 1.94
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.31	$ 1.78

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	8.1	6.8
Apple, Inc.	5.5	4.4
Google, Inc. Class A	4.4	3.7
Cisco Systems, Inc.	4.2	3.9
Oracle Corp.	3.4	3.6
Intel Corp.	3.3	3.2
QUALCOMM, Inc.	2.3	2.6
Amazon.com, Inc.	1.8	1.2
Amgen, Inc.	1.8	1.9
Gilead Sciences, Inc.	1.3	1.4
	36.1
Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.7	50.2
Health Care	14.3	14.3
Consumer Discretionary	13.4	12.4
Financials	7.9	8.5
Industrials	5.4	5.6
Consumer Staples	1.9	1.9
Telecommunication Services	1.4	1.0
Energy	1.3	1.1
Materials	1.1	1.1
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,196	$ 7,929
Amerityre Corp. (a)	1,121	291
Ballard Power Systems, Inc. (a)(c)	6,442	14,526
China Automotive Systems, Inc. (a)	2,671	51,684
China XD Plastics Co. Ltd. (a)	2,700	21,843
Dorman Products, Inc. (a)	1,496	22,126
Exide Technologies (a)	5,824	43,680
Federal-Mogul Corp. Class A (a)	7,311	98,699
Fuel Systems Solutions, Inc. (a)	1,416	68,308
Gentex Corp.	8,907	148,034
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	5,256	6,570
Shiloh Industries, Inc. (a)	545	2,289
SORL Auto Parts, Inc. (a)	874	6,380
Spartan Motors, Inc.	2,787	14,437
Strattec Security Corp.	130	1,992
Westport Innovations, Inc. (a)	2,516	30,392
Wonder Auto Technology, Inc. (a)	1,737	20,705
		559,885
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,524	11,232
Core-Mark Holding Co., Inc. (a)	1,192	35,855
LKQ Corp. (a)	9,028	157,358
		204,445
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	1,189	38,084
Apollo Group, Inc. Class A (non-vtg.) (a)	10,500	599,235
Capella Education Co. (a)(c)	1,115	79,477
Career Education Corp. (a)	5,670	147,590
ChinaCast Education Corp. (a)	2,890	20,375
Coinstar, Inc. (a)	1,965	52,642
Collectors Universe, Inc.	712	6,280
Corinthian Colleges, Inc. (a)(c)	5,713	84,667
Education Management Corp.	9,300	196,974
Grand Canyon Education, Inc.	3,104	59,504
Learning Tree International, Inc. (a)	1,097	12,078
Lincoln Educational Services Corp. (a)	2,033	44,970
Matthews International Corp. Class A	1,898	65,747
Nobel Learning Communities, Inc. (a)	750	5,850
Princeton Review, Inc. (a)	2,376	9,219
Spectrum Group International, Inc. (a)	259	632
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Steiner Leisure Ltd. (a)	938	$ 37,098
Stewart Enterprises, Inc. Class A	6,460	30,233
StoneMor Partners LP	1,100	19,591
Strayer Education, Inc.	905	178,738
		1,688,984
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	2,444	19,137
Ambassadors Group, Inc.	1,175	13,842
Ambassadors International, Inc. (a)	433	178
Ameristar Casinos, Inc.	3,788	65,835
Benihana, Inc. (a)	188	658
Benihana, Inc. Class A (sub. vtg.) (a)	376	1,233
BJ's Restaurants, Inc. (a)	1,953	33,338
Bob Evans Farms, Inc.	2,151	54,334
Buffalo Wild Wings, Inc. (a)	1,324	52,881
California Pizza Kitchen, Inc. (a)	1,973	24,781
Caribou Coffee Co., Inc. (a)	2,780	23,408
Carrols Restaurant Group, Inc. (a)	1,153	7,633
Century Casinos, Inc. (a)	1,085	2,734
Churchill Downs, Inc.	1,123	38,856
Cosi, Inc. (a)	1,604	962
Cracker Barrel Old Country Store, Inc.	1,600	60,096
Ctrip.com International Ltd. sponsored ADR (a)	4,741	347,752
Denny's Corp. (a)	9,181	21,024
Einstein Noah Restaurant Group, Inc. (a)	785	7,795
eLong, Inc. sponsored ADR (a)	893	10,537
Empire Resorts, Inc. (a)	1,916	5,269
Famous Dave's of America, Inc. (a)	251	1,466
FortuNet, Inc.	463	778
Gaming Partners International Corp. (a)	597	3,045
Great Wolf Resorts, Inc. (a)	2,070	5,030
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,920	67,450
International Speedway Corp. Class A	1,576	42,505
Interval Leisure Group, Inc. (a)	4,080	46,675
Isle of Capri Casinos, Inc. (a)(c)	2,440	18,471
Jack in the Box, Inc. (a)	3,800	70,946
Jamba, Inc. (a)	2,400	4,440
Lakes Entertainment, Inc. (a)	1,385	3,546
McCormick & Schmick's Seafood Restaurants (a)	992	6,140
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	10,565	44,690
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Monarch Casino & Resort, Inc. (a)	1,053	$ 7,876
Morgans Hotel Group Co. (a)	1,579	5,811
MTR Gaming Group, Inc. (a)	1,922	2,902
Multimedia Games, Inc. (a)	3,590	19,709
O'Charleys, Inc. (a)	1,573	10,099
P.F. Chang's China Bistro, Inc. (a)(c)	1,640	53,497
Panera Bread Co. Class A (a)	1,850	116,476
Papa John's International, Inc. (a)	2,041	45,147
Peet's Coffee & Tea, Inc. (a)	1,065	34,676
Penn National Gaming, Inc. (a)	5,125	137,299
PokerTek, Inc. (a)	568	437
Premier Exhibitions, Inc. (a)	1,302	1,536
Red Robin Gourmet Burgers, Inc. (a)	1,445	22,556
Rick's Cabaret International, Inc. (a)	524	3,652
Ruth's Hospitality Group, Inc. (a)	1,086	2,357
Scientific Games Corp. Class A (a)	5,897	83,443
Shuffle Master, Inc. (a)	4,163	34,012
Sonic Corp. (a)	4,347	41,905
Starbucks Corp. (a)	49,449	1,082,933
Texas Roadhouse, Inc. Class A (a)	5,066	52,078
The Cheesecake Factory, Inc. (a)	3,883	73,117
Town Sports International Holdings, Inc. (a)	1,521	3,346
Wynn Resorts Ltd. (c)	8,238	531,681
Youbet.com, Inc. (a)	1,585	4,628
		3,478,638
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	3,696
Cavco Industries, Inc. (a)	956	34,120
Deer Consumer Products, Inc. (a)	1,700	29,835
Dixie Group, Inc. (a)	767	2,071
Flexsteel Industries, Inc.	620	5,146
Garmin Ltd. (c)	13,337	398,510
Helen of Troy Ltd. (a)	1,916	39,374
Hooker Furniture Corp.	696	8,491
iRobot Corp. (a)	2,106	29,695
Lifetime Brands, Inc.	536	3,323
Makita Corp. sponsored ADR	115	3,885
Palm Harbor Homes, Inc. (a)	1,659	3,235
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc.	624	$ 4,636
Universal Electronics, Inc. (a)	1,462	31,448
		597,465
Internet & Catalog Retail - 2.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	3,913
Amazon.com, Inc. (a)	29,251	3,975,503
Bidz.com, Inc. (a)	971	2,233
Blue Nile, Inc. (a)	1,069	59,746
dELiA*s, Inc. (a)	2,226	3,673
Drugstore.com, Inc. (a)	9,138	27,231
Expedia, Inc. (a)	17,659	449,951
Gaiam, Inc. Class A (a)	839	5,949
Hollywood Media Corp. (a)	1,921	2,113
HSN, Inc. (a)	4,466	80,031
Liberty Media Corp. Interactive Series A (a)	40,419	430,058
NetFlix, Inc. (a)(c)	3,728	218,573
NutriSystem, Inc.	2,558	63,183
Overstock.com, Inc. (a)	2,329	34,050
PetMed Express, Inc.	1,606	26,371
Priceline.com, Inc. (a)	2,890	618,807
Shutterfly, Inc. (a)	2,004	28,737
Stamps.com, Inc. (a)	989	8,812
Ticketmaster Entertainment, Inc. (a)	4,317	45,458
US Auto Parts Network, Inc. (a)	1,277	5,887
ValueVision Media, Inc. Class A (a)	2,128	7,512
Vitacost.com, Inc.	2,000	16,000
		6,113,791
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc.	607	4,097
Escalade, Inc. (a)	749	1,558
Gametech International, Inc. (a)	660	917
JAKKS Pacific, Inc. (a)	2,354	28,389
Johnson Outdoors, Inc. Class A	771	7,348
Mattel, Inc.	23,700	461,202
Optimal Group, Inc. Class A (a)	261	548
Pool Corp.	3,221	58,171
RC2 Corp. (a)	1,393	19,084
Smith & Wesson Holding Corp. (a)	5,026	24,828
		606,142
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.8%
AirMedia Group, Inc. ADR (a)	1,897	$ 13,203
Alloy, Inc. (a)	1,582	12,656
ante4, Inc. (a)	8,470	9,741
Ascent Media Corp. (a)	1,358	31,098
Beasley Broadcast Group, Inc. Class A (a)	689	2,494
Carmike Cinemas, Inc. (a)	861	5,243
Central European Media Enterprises Ltd. Class A (a)	3,359	83,673
CKX, Inc. (a)	7,153	39,055
Comcast Corp.:
Class A	139,742	2,050,015
Class A (special) (non-vtg.)	53,237	735,203
Crown Media Holdings, Inc. Class A (a)(c)	3,856	5,938
CTC Media, Inc. (a)	10,560	147,312
Cumulus Media, Inc. Class A (a)	2,009	4,520
DIRECTV (a)(c)	66,862	2,114,845
Discovery Communications, Inc. (a)	9,002	287,614
Discovery Communications, Inc. Class C (a)	9,436	264,585
DISH Network Corp. Class A	13,646	282,609
DreamWorks Animation SKG, Inc. Class A (a)	5,000	167,350
EDCI Holdings, Inc. (a)	137	788
Emmis Communications Corp. Class A (a)	2,486	2,809
Fisher Communications, Inc. (a)	612	9,853
Focus Media Holding Ltd. ADR (a)	7,642	95,984
Global Sources Ltd.	4,093	24,067
Global Traffic Network, Inc. (a)	1,198	5,092
Harris Interactive, Inc. (a)	4,199	4,325
IMAX Corp. (a)	5,287	55,408
Knology, Inc. (a)	3,599	35,486
Lamar Advertising Co. Class A (a)(c)	4,907	135,826
Liberty Global, Inc.:
Class A (a)	9,196	177,391
Class B (a)	234	4,453
Class C (a)	8,587	166,502
Liberty Media Corp.:
Capital Series A (a)	6,253	138,129
Starz Series A (a)	3,470	166,040
LodgeNet Entertainment Corp. (a)	2,000	8,980
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,583	13,028
Mediacom Communications Corp. Class A (a)	4,507	18,208
Morningstar, Inc. (a)	3,192	147,981
National CineMedia, Inc.	3,385	49,455
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Navarre Corp. (a)	871	$ 1,855
Net Servicos de Comunicacao SA sponsored ADR	3,825	54,736
New Frontier Media, Inc. (a)	1,084	1,995
News Corp.:
Class A	125,797	1,441,634
Class B (c)	53,266	729,212
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	3,638
Outdoor Channel Holdings, Inc. (a)	1,940	11,388
Private Media Group, Inc. (a)	2,365	1,774
Radio One, Inc. Class D (non-vtg.) (a)	3,233	7,113
RCN Corp. (a)	3,859	33,072
Regent Communication, Inc. (a)	1,974	588
Rentrak Corp. (a)	700	10,465
RRSat Global Communications Network Ltd.	1,101	12,606
Salem Communications Corp. Class A (a)	1,009	4,924
Scholastic Corp.	2,342	59,042
Sinclair Broadcast Group, Inc. Class A	2,661	9,766
Sirius XM Radio, Inc. (a)	250,000	157,500
Spanish Broadcasting System, Inc. Class A (a)	1,167	794
Value Line, Inc.	658	17,437
Virgin Media, Inc.	22,481	370,037
VisionChina Media, Inc. ADR (a)	5,356	49,382
WPP PLC sponsored ADR	1,012	47,594
Xinhua Sports & Entertainment sponsored ADR (a)	1,611	1,659
		10,545,170
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	5,828	285,397
Fred's, Inc. Class A	3,106	30,346
Sears Holdings Corp. (a)(c)	7,969	565,401
The Bon-Ton Stores, Inc.	2,377	30,568
Tuesday Morning Corp. (a)	2,430	5,492
		917,204
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	3,999
America's Car Mart, Inc. (a)	1,346	32,560
bebe Stores, Inc.	6,318	34,117
Bed Bath & Beyond, Inc. (a)	17,517	654,435
Big 5 Sporting Goods Corp.	1,981	32,370
Books-A-Million, Inc.	669	4,730
Cache, Inc. (a)	659	2,702
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Casual Male Retail Group, Inc. (a)	2,971	$ 7,754
Charming Shoppes, Inc. (a)	9,910	47,766
Citi Trends, Inc. (a)	1,148	31,317
Coldwater Creek, Inc. (a)	6,864	29,103
Conn's, Inc. (a)(c)	1,681	9,615
Cost Plus, Inc. (a)	788	1,292
Destination Maternity Corp. (a)	235	4,160
Dress Barn, Inc. (a)(c)	4,092	87,855
Finish Line, Inc. Class A	3,833	33,922
Gander Mountain Co. (a)	416	2,076
Golfsmith International Holdings, Inc. (a)	629	1,535
Gymboree Corp. (a)	1,904	76,008
Hastings Entertainment, Inc. (a)	1,374	6,059
Hibbett Sports, Inc. (a)	2,043	38,633
Hot Topic, Inc. (a)	3,405	19,545
Jos. A. Bank Clothiers, Inc. (a)	1,166	47,584
Kirkland's, Inc. (a)	1,250	19,038
Monro Muffler Brake, Inc.	1,480	44,370
O'Reilly Automotive, Inc. (a)	9,158	355,147
Pacific Sunwear of California, Inc. (a)	4,706	15,718
PetSmart, Inc.	7,944	204,479
Rent-A-Center, Inc. (a)	4,149	73,396
Ross Stores, Inc.	8,273	363,847
Rue21, Inc.	1,773	43,811
Select Comfort Corp. (a)	1,965	10,120
Shoe Carnival, Inc. (a)	605	10,944
Staples, Inc.	48,652	1,134,565
Stein Mart, Inc. (a)	4,316	44,325
The Children's Place Retail Stores, Inc. (a)	1,954	62,372
Tractor Supply Co. (a)	2,205	102,951
Trans World Entertainment Corp. (a)	1,445	2,081
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,220	69,335
Urban Outfitters, Inc. (a)	11,187	353,957
West Marine, Inc. (a)	1,329	9,303
Wet Seal, Inc. Class A (a)	8,704	25,329
Winmark Corp. (a)(c)	446	9,634
Zumiez, Inc. (a)	2,785	30,440
		4,194,299
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	881	15,990
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Columbia Sportswear Co.	1,960	$ 75,303
Crocs, Inc. (a)	7,587	36,949
Deckers Outdoor Corp. (a)	788	72,992
Exceed Co. Ltd. (a)	824	7,507
FGX International Ltd. (a)	1,543	25,460
Fossil, Inc. (a)	4,435	136,820
Fuqi International, Inc. (a)(c)	1,969	43,160
G-III Apparel Group Ltd. (a)	990	16,800
Heelys, Inc.	1,200	2,460
Iconix Brand Group, Inc. (a)	4,807	54,127
K-Swiss, Inc. Class A	2,810	24,531
LJ International, Inc. (a)	1,100	3,465
Lululemon Athletica, Inc. (a)	3,450	90,287
Perry Ellis International, Inc. (a)	1,086	15,182
Rocky Brands, Inc. (a)	112	846
Steven Madden Ltd. (a)	1,230	43,886
Tandy Brands Accessories, Inc. (a)	905	2,896
True Religion Apparel, Inc. (a)	1,926	35,515
Volcom, Inc. (a)	1,724	27,067
Wacoal Holdings Corp. sponsored ADR	219	12,606
Weyco Group, Inc.	859	19,903
		763,752
TOTAL CONSUMER DISCRETIONARY		29,669,775
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	3,814	106,334
Coca-Cola Bottling Co. Consolidated	560	26,510
Hansen Natural Corp. (a)	6,035	211,044
Jones Soda Co. (a)	1,719	1,272
MGP Ingredients, Inc. (a)	535	3,547
National Beverage Corp. (a)	2,629	28,262
		376,969
Food & Staples Retailing - 1.1%
Andersons, Inc.	1,237	32,323
Arden Group, Inc. Class A	208	19,342
Casey's General Stores, Inc.	3,392	103,761
Costco Wholesale Corp.	29,000	1,737,390
Ingles Markets, Inc. Class A	1,509	23,555
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Nash-Finch Co.	1,029	$ 33,761
PriceSmart, Inc.	2,391	44,927
QKL Stores, Inc. (a)	3,276	20,147
Spartan Stores, Inc.	2,118	29,292
Susser Holdings Corp. (a)	1,119	11,861
The Pantry, Inc. (a)	1,338	19,776
United Natural Foods, Inc. (a)	2,835	71,470
Village Super Market, Inc. Class A	428	12,934
Whole Foods Market, Inc. (a)(c)	9,301	238,571
Winn-Dixie Stores, Inc. (a)	3,421	36,878
		2,435,988
Food Products - 0.4%
AgFeed Industries, Inc. (a)(c)	2,483	13,234
Alico, Inc.	753	19,586
American Italian Pasta Co. Class A (a)	1,524	48,600
Bridgford Foods Corp.	433	3,945
Cal-Maine Foods, Inc.	1,475	40,474
Calavo Growers, Inc.	1,103	18,619
Cresud S.A.C.I.F. y A. sponsored ADR	3,460	48,475
Diamond Foods, Inc.	1,112	34,339
Farmer Brothers Co.	1,034	18,023
Green Mountain Coffee Roasters, Inc. (a)	2,973	187,240
Griffin Land & Nurseries, Inc.	729	20,222
Hain Celestial Group, Inc. (a)	2,868	49,731
Imperial Sugar Co.	582	8,788
J&J Snack Foods Corp.	1,258	45,414
John B. Sanfilippo & Son, Inc. (a)	308	4,839
Lancaster Colony Corp.	1,732	82,651
Lance, Inc.	2,342	57,028
Lifeway Foods, Inc. (a)(c)	1,041	11,763
Origin Agritech Ltd. (a)(c)	3,445	46,576
Sanderson Farms, Inc.	1,406	56,479
Smart Balance, Inc. (a)	5,777	31,138
SunOpta, Inc. (a)	4,632	15,564
Synutra International, Inc. (a)(c)	3,370	41,114
Zhongpin, Inc. (a)	2,426	33,018
		936,860
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,553	22,262
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,017	$ 24,890
WD-40 Co.	1,242	39,930
		87,082
Personal Products - 0.2%
Bare Escentuals, Inc. (a)	6,254	79,989
Chattem, Inc. (a)	1,179	77,625
China Sky One Medical, Inc. (a)(c)	1,836	30,129
China-Biotics, Inc. (a)	1,000	14,140
Elizabeth Arden, Inc. (a)	2,714	40,032
Inter Parfums, Inc.	3,013	35,523
Mannatech, Inc.	1,708	4,851
Nutraceutical International Corp. (a)	889	10,624
Parlux Fragrances, Inc. (a)	684	1,436
Physicians Formula Holdings, Inc. (a)	1,230	2,497
Reliv International, Inc.	923	3,267
USANA Health Sciences, Inc. (a)(c)	1,178	37,802
		337,915
Tobacco - 0.0%
Star Scientific, Inc. (a)	6,277	3,515
TOTAL CONSUMER STAPLES		4,178,329
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	2,091	30,717
Bronco Drilling Co., Inc. (a)	1,816	9,570
Dawson Geophysical Co. (a)	534	11,556
ENGlobal Corp. (a)	1,250	3,750
Exterran Partners LP	1,705	32,958
Global Industries Ltd. (a)	7,537	44,242
Gulf Island Fabrication, Inc.	1,159	25,486
Hercules Offshore, Inc. (a)	6,988	35,709
Lufkin Industries, Inc.	1,011	60,832
Matrix Service Co. (a)	2,410	20,630
Mitcham Industries, Inc. (a)	452	3,223
Omni Energy Services Corp. (a)	884	1,043
OYO Geospace Corp. (a)	311	10,123
Patterson-UTI Energy, Inc.	9,304	143,189
PHI, Inc. (non-vtg.) (a)	1,466	26,022
Recon Technology Ltd.	1,253	9,210
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Seahawk Drilling, Inc. (a)	1,067	$ 22,973
Superior Well Services, Inc. (a)	1,972	25,577
T-3 Energy Services, Inc. (a)	1,599	39,911
Tesco Corp. (a)	2,917	31,183
TGC Industries, Inc.	1,197	4,812
Trico Marine Services, Inc. (a)	800	4,088
Union Drilling, Inc. (a)	1,261	7,541
		604,345
Oil, Gas & Consumable Fuels - 1.0%
Alliance Holdings GP, LP	3,799	91,594
Alliance Resource Partners LP	2,326	90,877
APCO Argentina, Inc.	1,712	37,613
Approach Resources, Inc. (a)	1,835	12,845
Atlas Energy, Inc.	5,272	135,490
ATP Oil & Gas Corp. (a)(c)	3,165	50,482
BreitBurn Energy Partners LP	3,924	42,811
Brigham Exploration Co. (a)	4,805	50,164
Calumet Specialty Products Partners LP	1,943	34,935
Capital Product Partners LP	3,440	26,075
Carrizo Oil & Gas, Inc. (a)(c)	2,185	45,994
Clayton Williams Energy, Inc. (a)	1,241	35,083
Clean Energy Fuels Corp. (a)	4,495	52,592
Copano Energy LLC	3,325	67,165
CREDO Petroleum Corp. (a)	469	4,460
Crosstex Energy LP	4,020	24,120
Crosstex Energy, Inc.	4,501	21,875
Delta Petroleum Corp. (a)(c)	16,416	14,939
Dorchester Minerals LP	2,296	47,573
Double Eagle Petroleum Co. (a)	564	2,465
Eagle Rock Energy Partners LP	5,065	23,957
Energy XXI (Bermuda) Ltd.	15,246	34,304
EV Energy Partners LP	1,186	30,658
FX Energy, Inc. (a)	3,870	9,559
Geomet, Inc. (a)	2,493	2,817
Georesources, Inc. (a)	687	7,392
GMX Resources, Inc. (a)(c)	2,123	24,797
Golar LNG Ltd. (NASDAQ)	4,752	59,733
Green Plains Renewable Energy, Inc. (a)	1,000	11,610
Gulfport Energy Corp. (a)	2,670	25,392
Hiland Holdings GP LP	929	2,917
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hiland Partners LP	290	$ 2,854
Inergy Holdings LP	1,219	65,217
Inergy LP	3,637	120,239
Isramco, Inc. (a)	150	10,523
Ivanhoe Energy, Inc. (a)(c)	18,285	48,852
James River Coal Co. (a)	1,933	35,432
Knightsbridge Tankers Ltd.	1,852	24,187
Legacy Reserves LP	2,355	41,707
Linn Energy LLC (c)	8,690	215,599
Marine Petroleum Trust	475	7,173
Martin Midstream Partners LP	1,039	27,315
NGAS Resources, Inc. (a)	1,100	1,969
Omega Navigation Enterprises, Inc. Class A	768	2,657
Pacific Ethanol, Inc. (a)	1,754	1,026
Petroleum Development Corp. (a)	1,182	21,241
PrimeEnergy Corp. (a)	168	5,762
Quest Resource Corp. (a)	2,097	733
Ram Energy Resources, Inc. (a)	3,575	5,577
Regency Energy Partners LP	5,454	108,698
Rex Energy Corp. (a)	2,340	21,177
Rosetta Resources, Inc. (a)	4,350	68,513
StealthGas, Inc.	1,288	7,767
Syntroleum Corp. (a)	7,054	14,813
Targa Resources Partners LP	2,498	49,910
TC Pipelines LP	2,494	90,258
TEL Offshore Trust	435	2,140
Top Ships, Inc. (a)	1,897	2,011
Toreador Resources Corp.	1,924	15,873
TORM AS ADR	347	3,678
TransGlobe Energy Corp. (a)	4,888	17,505
Uranium Resources, Inc. (a)	2,300	2,231
Verenium Corp. (a)(c)	212	869
Warren Resources, Inc. (a)	3,124	7,466
Zion Oil & Gas, Inc. (a)(c)	2,179	13,335
		2,186,595
TOTAL ENERGY		2,790,940
FINANCIALS - 7.9%
Capital Markets - 2.2%
American Capital Ltd. (c)	18,780	55,213
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BGC Partners, Inc. Class A	5,310	$ 22,461
Broadpoint Gleacher Securities Group, Inc. (a)	7,803	42,292
Calamos Asset Management, Inc. Class A	1,792	18,834
Capital Southwest Corp.	282	22,072
Charles Schwab Corp.	77,846	1,426,917
Cowen Group, Inc. New Class A (a)	3,370	22,208
Diamond Hill Investment Group, Inc.	178	10,707
E*TRADE Financial Corp. (a)	130,717	214,376
Epoch Holding Corp.	1,309	12,566
FBR Capital Markets Corp. (a)	3,856	24,177
FirstCity Financial Corp. (a)	1,173	8,774
GFI Group, Inc.	8,129	39,507
Harris & Harris Group, Inc. (a)(c)	3,415	13,831
International Assets Holding Corp. (a)	892	14,727
Knight Capital Group, Inc. Class A (a)	6,260	91,646
Northern Trust Corp.	16,448	814,176
optionsXpress Holdings, Inc.	3,928	60,098
Penson Worldwide, Inc. (a)(c)	2,074	18,604
Prospect Capital Corp.	3,955	43,030
Sanders Morris Harris Group, Inc.	2,380	11,995
SEI Investments Co.	12,858	225,144
Siebert Financial Corp. (a)	2,067	5,002
T. Rowe Price Group, Inc.	17,209	842,036
TD Ameritrade Holding Corp. (a)	39,157	769,043
Thomas Weisel Partners Group, Inc. (a)	2,194	9,873
TradeStation Group, Inc. (a)	3,142	23,125
U.S. Global Investments, Inc. Class A	870	11,188
		4,873,622
Commercial Banks - 2.5%
1st Source Corp.	1,711	24,296
Alliance Financial Corp.	376	10,611
Amcore Financial, Inc. (a)	1,070	482
American National Bankshares, Inc.	549	11,150
American River Bankshares	684	4,282
AmericanWest Bancorp (a)	569	188
Ameris Bancorp	904	5,975
AmeriServ Financial, Inc.	1,045	1,682
Ames National Corp.	710	13,724
Arrow Financial Corp.	850	21,488
Associated Banc-Corp.	8,024	90,992
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BancFirst Corp.	1,187	$ 44,572
Bancorp Rhode Island, Inc.	498	12,560
Bancorp, Inc., Delaware (a)	516	2,998
BancTrust Financial Group, Inc. (c)	1,124	3,046
Bank of Florida Corp. (a)	413	281
Bank of Granite Corp. (a)	972	457
Bank of Marin Bancorp	428	13,910
Bank of the Ozarks, Inc.	1,395	37,079
Banner Corp. (c)	1,305	3,641
BNC Bancorp	475	3,301
BOK Financial Corp. (c)	4,402	204,605
Boston Private Financial Holdings, Inc.	6,522	30,588
Bridge Capital Holdings (a)	707	5,126
Bryn Mawr Bank Corp.	785	11,799
Cadence Financial Corp.	596	834
Camden National Corp.	695	21,309
Capital Bank Corp.	729	3,047
Capital City Bank Group, Inc.	991	12,160
Cardinal Financial Corp.	1,972	16,703
Cascade Bancorp (c)	2,416	2,150
Cascade Financial Corp.	1,011	1,921
Cathay General Bancorp	3,392	26,492
Center Bancorp, Inc.	648	5,534
Center Financial Corp., California	793	3,600
Centerstate Banks of Florida, Inc.	1,120	9,240
Century Bancorp, Inc. Class A (non-vtg.)	318	6,668
Chemical Financial Corp.	2,040	48,001
Chicopee Bancorp, Inc. (a)	716	8,957
Citizens & Northern Corp.	811	7,096
Citizens Banking Corp., Michigan (a)	6,427	3,599
City Bank Lynnwood, Washington (c)	1,023	1,872
City Holding Co.	1,436	46,842
CNB Financial Corp., Pennsylvania	587	9,515
CoBiz, Inc.	2,255	9,584
Colony Bankcorp, Inc.	217	979
Columbia Bancorp, Oregon (a)(c)	853	1,058
Columbia Banking Systems, Inc.	2,090	30,660
Commerce Bancshares, Inc.	5,363	215,593
Commonwealth Bankshares, Inc.	311	703
Community Trust Bancorp, Inc.	1,536	36,004
CVB Financial Corp.	7,632	59,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Danvers Bancorp, Inc.	2,696	$ 36,423
Dearborn Bancorp, Inc. (a)	465	288
Eagle Bancorp, Inc., Maryland (a)	2,319	22,657
East West Bancorp, Inc.	7,447	108,652
Eastern Virgina Bankshares, Inc.	469	3,564
Enterprise Financial Services Corp.	830	6,366
EuroBancshares, Inc. (a)(c)	1,284	912
Farmers Capital Bank Corp.	175	1,638
Fidelity Southern Corp.	452	1,198
Fifth Third Bancorp	53,367	537,939
Financial Institutions, Inc.	990	11,068
First Bancorp, North Carolina	1,220	15,872
First Busey Corp.	2,955	9,692
First Citizen Bancshares, Inc.	547	86,125
First Community Bancshares, Inc.	1,036	11,386
First Financial Bancorp, Ohio	3,746	49,784
First Financial Bankshares, Inc.	1,249	64,673
First Financial Corp., Indiana (c)	1,190	34,046
First M&F Corp.	312	636
First Mariner Bancorp, Inc. (a)	782	500
First Merchants Corp.	3,562	21,336
First Midwest Bancorp, Inc., Delaware	3,935	41,042
First of Long Island Corp.	572	13,757
First Regional Bancorp (a)	783	368
First Security Group, Inc.	566	1,557
First South Bancorp, Inc., Virginia	619	6,233
First State Bancorp. (a)	1,395	684
First United Corp.	493	3,283
Firstbank Corp., Michigan	489	4,249
FirstMerit Corp.	5,900	123,605
FNB Corp., North Carolina	602	909
Frontier Financial Corp. (a)(c)	267	937
Fulton Financial Corp.	11,561	99,656
German American Bancorp, Inc.	686	11,724
Glacier Bancorp, Inc.	3,960	51,797
Great Southern Bancorp, Inc.	844	18,973
Green Bankshares, Inc. (c)	802	3,272
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	14,295
Guaranty Bancorp (a)	2,883	2,941
Hampton Roads Bankshares, Inc. (c)	1,999	4,158
Hancock Holding Co.	2,438	100,933
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hanmi Financial Corp. (a)	4,037	$ 4,683
Harleysville National Corp., Pennsylvania	4,981	29,587
Hawthorn Bancshares, Inc.	299	2,870
Heartland Financial USA, Inc.	1,634	21,552
Heritage Commerce Corp.	500	1,905
Heritage Financial Corp., Washington	1,562	19,900
Home Bancshares, Inc.	1,660	37,997
Horizon Financial Corp.	950	323
Hudson Valley Holding Corp.	870	22,759
Huntington Bancshares, Inc.	48,290	184,468
IBERIABANK Corp.	1,348	76,472
Independent Bank Corp., Massachusetts	1,594	32,597
Independent Bank Corp., Michigan	1,341	912
Integra Bank Corp.	932	722
International Bancshares Corp.	4,507	75,582
Intervest Bancshares Corp. Class A (a)	539	1,644
Investors Bancorp, Inc. (a)	7,970	87,829
Lakeland Bancorp, Inc.	1,703	10,354
Lakeland Financial Corp.	1,264	21,539
LNB Bancorp, Inc.	836	3,453
Macatawa Bank Corp. (a)	639	1,419
MainSource Financial Group, Inc.	1,798	9,475
MB Financial, Inc.	3,500	65,275
MBT Financial Corp.	578	931
Mercantile Bank Corp.	476	1,571
Merchants Bancshares, Inc.	610	14,115
Metro Bancorp, Inc. (a)	500	5,335
Metrocorp Bancshares, Inc.	399	1,253
Middleburg Financial Corp.	329	3,964
Midwest Banc Holdings, Inc. (c)	1,241	472
Nara Bancorp, Inc.	1,677	16,954
National Bankshares, Inc.	287	7,499
National Penn Bancshares, Inc.	6,614	36,509
NBT Bancorp, Inc.	2,341	48,201
NewBridge Bancorp (a)	1,464	3,104
North Valley Bancorp	582	1,053
Northern States Financial Corp. (a)	462	1,391
Northfield Bancorp, Inc.	3,924	50,188
Northrim Bancorp, Inc.	360	5,785
Old Point Financial Corp.	453	6,954
Old Second Bancorp, Inc. (c)	929	5,202
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Orrstown Financial Services, Inc.	200	$ 6,610
PAB Bankshares, Inc. (a)	579	892
Pacific Capital Bancorp (c)	5,011	4,710
Pacific Continental Corp.	1,605	16,548
Pacific Mercantile Bancorp (a)	562	1,692
PacWest Bancorp	2,457	45,209
Patriot National Bancorp, Inc.	549	1,060
Peapack-Gladstone Financial Corp.	546	6,323
Penns Woods Bancorp, Inc.	361	11,390
Peoples Bancorp, Inc.	991	8,959
Pinnacle Financial Partners, Inc. (a)	2,472	29,194
Popular, Inc.	42,182	99,971
Preferred Bank, Los Angeles California	632	1,119
PremierWest Bancorp	1,496	2,050
PrivateBancorp, Inc.	5,144	50,874
Prosperity Bancshares, Inc.	3,196	127,297
Renasant Corp.	1,973	28,076
Republic Bancorp, Inc., Kentucky Class A	1,724	32,515
Republic First Bancorp, Inc. (a)	530	2,056
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	711
Rurban Financial Corp.	723	5,039
S&T Bancorp, Inc.	2,197	35,042
S.Y. Bancorp, Inc.	1,488	32,468
Sandy Spring Bancorp, Inc.	2,008	18,694
SCBT Financial Corp.	1,465	38,090
Seacoast Banking Corp., Florida	1,020	1,714
Shore Bancshares, Inc.	765	11,123
Sierra Bancorp	727	5,409
Signature Bank, New York (a)	2,485	76,985
Silver State Bancorp (a)	100	1
Simmons First National Corp. Class A	1,418	35,890
Smithtown Bancorp, Inc.	1,357	8,671
South Financial Group, Inc.	6,917	4,219
Southcoast Financial Corp. (a)	534	1,880
Southern Community Financial Corp.	910	2,139
Southside Bancshares, Inc.	1,529	31,345
Southwest Bancorp, Inc., Oklahoma	1,648	11,042
State Bancorp, Inc., New York	1,520	11,233
StellarOne Corp.	1,819	18,354
Sterling Bancshares, Inc.	6,211	31,179
Sterling Financial Corp., Washington (a)(c)	4,804	2,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp	1,181	$ 31,804
Summit Financial Group, Inc.	583	2,285
Sun Bancorp, Inc., New Jersey	2,559	9,187
Superior Bancorp (a)	529	947
Susquehanna Bancshares, Inc., Pennsylvania	6,177	35,456
SVB Financial Group (a)	2,199	83,254
Taylor Capital Group, Inc. (a)	670	4,194
Tennessee Commerce Bancorp, Inc. (a)	494	2,228
Texas Capital Bancshares, Inc. (a)	2,519	36,576
The First Bancorp, Inc.	846	12,715
TIB Financial Corp. (c)	818	663
TowneBank (c)	2,286	27,661
Trico Bancshares	1,843	31,939
Trustmark Corp.	3,350	64,186
UMB Financial Corp.	2,800	110,040
Umpqua Holdings Corp.	5,805	68,267
Union Bankshares Corp.	1,092	12,886
United Bankshares, Inc., West Virginia (c)	2,717	46,461
United Community Banks, Inc., Georgia	6,325	24,478
United Security Bancshares, Inc.	450	7,371
United Security Bancshares, California (c)	936	4,306
Univest Corp. of Pennsylvania	1,063	17,210
Virginia Commerce Bancorp, Inc. (a)	1,689	6,097
VIST Financial Corp.	512	2,816
Washington Banking Co., Oak Harbor	401	4,014
Washington Trust Bancorp, Inc.	1,556	23,107
WesBanco, Inc.	2,143	27,666
West Bancorp., Inc.	1,654	8,154
West Coast Bancorp, Oregon	948	2,180
Westamerica Bancorp.	2,000	106,400
Whitney Holding Corp.	5,986	48,187
Wilshire Bancorp, Inc.	1,594	11,174
Wintrust Financial Corp.	1,812	47,058
Yadkin Valley Financial Corp.	667	2,408
Zions Bancorp (c)	9,238	121,480
		5,506,538
Consumer Finance - 0.1%
Cardtronics, Inc. (a)	3,938	43,515
CompuCredit Holdings Corp. (a)	4,390	10,185
Consumer Portfolio Services, Inc. (a)	1,184	1,492
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Credit Acceptance Corp. (a)	1,902	$ 65,790
Dollar Financial Corp. (a)	1,671	40,806
EZCORP, Inc. (non-vtg.) Class A (a)	3,381	49,937
First Cash Financial Services, Inc. (a)	2,190	41,829
Nicholas Financial, Inc.	590	3,947
QC Holdings, Inc.	1,007	5,438
World Acceptance Corp. (a)	1,195	35,049
		297,988
Diversified Financial Services - 0.9%
Asset Acceptance Capital Corp. (a)	2,070	12,089
Asta Funding, Inc.	686	4,637
California First National Bancorp	58	697
CME Group, Inc.	4,508	1,479,661
Compass Diversified Holdings	3,177	35,392
Elron Electronic Industries Ltd. (a)	1,076	7,338
Encore Capital Group, Inc. (a)	1,489	25,373
Interactive Brokers Group, Inc. (a)	2,770	46,896
Life Partners Holdings, Inc. (c)	1,243	23,132
MarketAxess Holdings, Inc.	3,312	41,234
Marlin Business Services Corp. (a)	759	5,351
Medallion Financial Corp.	1,715	14,166
NewStar Financial, Inc. (a)	2,262	7,465
PICO Holdings, Inc. (a)	1,642	49,161
Portfolio Recovery Associates, Inc. (a)(c)	1,050	47,282
Resource America, Inc. Class A	1,085	4,004
The NASDAQ Stock Market, Inc. (a)	14,001	261,539
		2,065,417
Insurance - 0.9%
21st Century Holding Co.	425	1,730
American National Insurance Co.	1,778	192,949
American Physicians Capital, Inc.	1,050	28,644
American Physicians Service Group, Inc.	616	14,322
Amerisafe, Inc. (a)	1,658	28,004
Amtrust Financial Services, Inc.	4,509	53,883
Arch Capital Group Ltd. (a)	4,000	279,360
Argo Group International Holdings, Ltd. (a)	1,833	53,469
Baldwin & Lyons, Inc. Class B	1,187	27,515
Cincinnati Financial Corp.	10,995	280,592
CNinsure, Inc. ADR	855	17,964
CRM Holdings Ltd. (a)	727	516
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Donegal Group, Inc. Class A	1,525	$ 22,311
Eastern Insurance Holdings, Inc.	468	3,636
eHealth, Inc. (a)	1,971	26,155
EMC Insurance Group	882	18,319
Enstar Group Ltd. (a)	798	58,709
Erie Indemnity Co. Class A	3,062	113,202
FPIC Insurance Group, Inc. (a)	943	33,071
Greenlight Capital Re, Ltd. (a)	2,430	58,928
Hallmark Financial Services, Inc. (a)	1,598	12,289
Harleysville Group, Inc.	1,985	62,468
Infinity Property & Casualty Corp.	1,165	46,553
Kansas City Life Insurance Co.	814	21,897
Maiden Holdings Ltd.	5,868	44,245
Max Capital Group Ltd.	3,687	80,340
Mercer Insurance Group, Inc.	261	4,484
National Interstate Corp.	1,208	21,188
National Western Life Insurance Co. Class A	280	47,779
Navigators Group, Inc. (a)	1,115	51,970
PMA Capital Corp. Class A (a)	1,857	11,829
Presidential Life Corp.	3,187	32,476
Safety Insurance Group, Inc.	1,308	46,591
Selective Insurance Group, Inc.	3,494	54,506
State Auto Financial Corp.	2,892	46,937
Tower Group, Inc.	2,796	69,005
United America Indemnity Ltd. Class A (a)	3,630	24,974
United Fire & Casualty Co.	1,973	34,015
		2,026,825
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	1,161	30,732
Gladstone Commercial Corp.	882	11,845
Investors Real Estate Trust	4,359	38,403
Mission West Properties, Inc.	1,926	13,116
Monmouth Real Estate Investment Corp. Class A	1,800	12,402
Retail Opportunity Investments Corp. (a)	3,350	34,807
		141,305
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,135	34,459
Avatar Holdings, Inc. (a)	1,147	17,549
Elbit Imaging Ltd. (a)	1,492	34,361
FirstService Corp. (sub. vtg.) (a)	1,604	29,512
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Market Leader, Inc. (a)	3,144	$ 6,540
Stratus Properties, Inc. (a)	335	3,196
Thomas Properties Group, Inc.	2,004	6,192
ZipRealty, Inc. (a)	624	2,396
		134,205
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	2,376	16,228
Anchor BanCorp Wisconsin, Inc. (c)	2,266	1,178
Atlantic Coast Federal Corp.	668	1,015
Bank Mutual Corp.	4,433	31,075
BankFinancial Corp.	1,864	17,503
Beneficial Mutual Bancorp, Inc. (a)	6,328	58,850
Berkshire Bancorp, Inc.	927	5,942
Berkshire Hills Bancorp, Inc.	1,600	30,176
Brookline Bancorp, Inc., Delaware	4,768	45,344
Brooklyn Federal Bancorp, Inc.	773	8,379
Camco Financial Corp.	727	1,374
Capitol Federal Financial	4,968	144,966
CFS Bancorp, Inc.	485	2,129
Citizens First Bancorp, Inc., Delaware (a)	345	199
Citizens South Banking Corp., Delaware	637	3,669
Clifton Savings Bancorp, Inc.	1,915	17,005
Dime Community Bancshares, Inc.	3,457	38,857
ESB Financial Corp.	1,247	14,889
ESSA Bancorp, Inc.	1,551	19,636
First Defiance Financial Corp.	519	5,636
First Federal Bancshares of Arkansas, Inc.	569	1,565
First Financial Holdings, Inc.	874	11,703
First Financial Northwest, Inc.	2,916	20,004
First Financial Service Corp.	413	3,461
First Niagara Financial Group, Inc.	12,699	167,500
First PacTrust Bancorp, Inc.	595	3,540
First Place Financial Corp.	740	2,072
Flushing Financial Corp.	2,335	25,475
Fox Chase Bancorp, Inc. (a)	1,095	10,457
Heritage Financial Group	814	5,665
HMN Financial, Inc. (a)	448	1,716
Home Federal Bancorp, Inc.	1,430	17,432
Hudson City Bancorp, Inc.	35,500	471,795
K-Fed Bancorp	734	6,283
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Kearny Financial Corp.	4,321	$ 42,562
Legacy Bancorp, Inc.	898	8,576
LSB Corp.	631	7,231
Meridian Interstate Bancorp, Inc. (a)	1,350	11,259
MutualFirst Financial, Inc.	550	3,592
NASB Financial, Inc.	486	11,737
Northeast Community Bancorp, Inc.	544	3,395
Northwest Bancorp, Inc.	3,472	80,342
OceanFirst Financial Corp.	1,038	10,515
Oritani Financial Corp.	2,550	33,201
Pamrapo Bancorp, Inc.	666	4,868
Parkvale Financial Corp.	256	2,058
People's United Financial, Inc.	22,761	370,777
Provident Financial Holdings, Inc.	315	1,279
Provident New York Bancorp	3,587	29,951
Prudential Bancorp, Inc. of Pennsylvania	1,172	11,544
Pulaski Financial Corp.	484	3,277
PVF Capital Corp.	500	910
Riverview Bancorp, Inc. (a)	1,020	2,774
Rockville Financial, Inc.	1,512	16,133
Roma Financial Corp.	2,638	31,682
Rome Bancorp, Inc.	1,067	8,707
Severn Bancorp, Inc.	677	1,632
SI Financial Group, Inc.	1,167	5,497
TFS Financial Corp.	19,998	223,578
TierOne Corp. (a)	794	651
Timberland Bancorp, Inc.	250	1,103
Tree.com, Inc. (a)	388	2,503
Triad Guaranty, Inc. (a)	653	372
Trustco Bank Corp., New York	5,917	36,449
United Community Financial Corp., Ohio	1,934	3,075
United Financial Bancorp, Inc.	2,852	36,620
United Western Bancorp, Inc.	373	1,138
ViewPoint Financial Group	1,624	21,242
Washington Federal, Inc.	7,563	144,075
Waterstone Financial, Inc. (a)	2,022	3,902
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	4,129	$ 34,147
WSFS Financial Corp.	627	16,722
		2,441,794
TOTAL FINANCIALS		17,487,694
HEALTH CARE - 14.3%
Biotechnology - 7.0%
3SBio, Inc. sponsored ADR (a)	1,110	15,429
Aastrom Biosciences, Inc. (a)	3,712	965
Abraxis BioScience, Inc. (a)	2,453	82,102
Acadia Pharmaceuticals, Inc. (a)	2,336	2,873
Achillion Pharmaceuticals, Inc. (a)	2,091	4,391
Acorda Therapeutics, Inc. (a)	2,796	67,328
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	3,871
Affymax, Inc. (a)	1,365	27,819
Alexion Pharmaceuticals, Inc. (a)	5,944	269,560
Alkermes, Inc. (a)	6,265	56,260
Allos Therapeutics, Inc. (a)	7,271	47,043
Alnylam Pharmaceuticals, Inc. (a)	3,081	51,792
AMAG Pharmaceuticals, Inc. (a)	1,205	45,055
Amgen, Inc. (a)	68,818	3,877,894
Amicus Therapeutics, Inc. (a)	1,041	3,498
Amylin Pharmaceuticals, Inc. (a)	9,686	138,122
Anadys Pharmaceuticals, Inc. (a)	2,079	4,761
Antigenics, Inc. (a)	4,000	2,840
Arena Pharmaceuticals, Inc. (a)	7,480	27,152
ARIAD Pharmaceuticals, Inc. (a)	5,143	11,623
ArQule, Inc. (a)	6,080	21,827
Array Biopharma, Inc. (a)	2,535	4,360
AVI BioPharma, Inc. (a)(c)	10,138	14,396
Avigen, Inc. (a)	1,684	2,425
BioCryst Pharmaceuticals, Inc. (a)(c)	2,702	21,913
Biogen Idec, Inc. (a)	19,126	897,774
BioMarin Pharmaceutical, Inc. (a)	6,875	113,506
Bionovo, Inc. (a)	3,200	1,216
Biosante Pharmaceuticals, Inc. (a)(c)	3,609	5,269
BioSphere Medical, Inc. (a)	611	1,582
Celera Corp. (a)	6,079	37,933
Celgene Corp. (a)	31,082	1,723,497
Cell Therapeutics, Inc. (a)(c)	35,675	36,745
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)	1,996	$ 9,022
Cephalon, Inc. (a)	4,872	267,716
Cepheid, Inc. (a)	4,096	50,708
Clinical Data, Inc. (a)(c)	1,824	28,473
Combinatorx, Inc. (a)	3,329	3,795
Crucell NV sponsored ADR (a)	1,054	22,735
Cubist Pharmaceuticals, Inc. (a)	3,760	62,717
Curis, Inc. (a)	7,955	20,763
Cyclacel Pharmaceuticals, Inc. (a)	732	630
Cytokinetics, Inc. (a)	2,756	8,544
Cytori Therapeutics, Inc. (a)(c)	2,326	13,607
CytRx Corp. (a)	5,744	5,488
deCODE genetics, Inc. (a)(c)	4,814	181
Dendreon Corp. (a)(c)	8,024	219,376
DUSA Pharmaceuticals, Inc. (a)	923	1,366
Dyax Corp. (a)	4,897	18,266
Dynavax Technologies Corp. (a)(c)	1,807	2,403
EntreMed, Inc. (a)	4,673	4,439
Enzon Pharmaceuticals, Inc. (a)(c)	4,117	39,976
Exact Sciences Corp. (a)	1,230	3,198
Exelixis, Inc. (a)	8,847	60,513
Facet Biotech Corp. (a)	3,232	53,069
Genomic Health, Inc. (a)	2,164	41,138
Gentium SpA sponsored ADR (a)	138	323
GenVec, Inc. (a)	4,370	4,589
Genzyme Corp. (a)	17,825	903,728
Geron Corp. (a)(c)	6,723	34,892
Gilead Sciences, Inc. (a)	61,269	2,821,437
GTx, Inc. (a)(c)	3,012	11,747
Halozyme Therapeutics, Inc. (a)	7,473	40,803
Human Genome Sciences, Inc. (a)	10,757	299,260
Idenix Pharmaceuticals, Inc. (a)	8,087	15,123
Idera Pharmaceuticals, Inc. (a)	1,411	6,956
ImmunoGen, Inc. (a)	4,889	38,525
Immunomedics, Inc. (a)	4,527	14,034
Incyte Corp. (a)	7,923	65,999
Infinity Pharmaceuticals, Inc. (a)	1,638	9,910
Inhibitex, Inc. (a)	1,533	1,531
Insmed, Inc. (a)	9,133	7,032
InterMune, Inc.	3,605	38,718
Isis Pharmaceuticals, Inc. (a)	6,597	70,654
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Keryx Biopharmaceuticals, Inc. (a)(c)	1,806	$ 4,659
La Jolla Pharmaceutical Co. (a)	3,934	275
Lexicon Pharmaceuticals, Inc. (a)	9,575	14,937
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
Class B (a)	11,700	23,166
MannKind Corp. (a)(c)	8,534	61,957
Marshall Edwards, Inc. (a)(c)	5,445	4,084
Martek Biosciences (a)	2,219	38,611
Maxygen, Inc. (a)	3,874	21,075
Medivation, Inc. (a)	2,582	79,267
Metabasis Therapeutics, Inc. (a)	1,518	577
Metabolix, Inc. (a)	2,402	26,830
Micromet, Inc. (a)	5,634	38,480
Molecular Insight Pharmaceuticals, Inc. (a)(c)	1,312	4,330
Momenta Pharmaceuticals, Inc. (a)	2,874	28,596
Myriad Genetics, Inc. (a)	6,254	144,592
Myriad Pharmaceuticals, Inc. (a)	4,067	20,376
Nabi Biopharmaceuticals (a)	3,990	19,711
Neurocrine Biosciences, Inc. (a)	3,383	6,867
Neurogen Corp. (a)	1,639	257
NeurogesX, Inc. (a)	1,369	10,966
Novavax, Inc. (a)(c)	7,440	22,320
NPS Pharmaceuticals, Inc. (a)	4,747	14,953
Nymox Pharmaceutical Corp. (a)(c)	1,810	8,127
Omeros Corp.	2,026	13,817
Oncolytics Biotech, Inc. (a)	1,142	3,235
ONYX Pharmaceuticals, Inc. (a)	4,136	118,331
Orchid Cellmark, Inc. (a)	2,602	3,981
OREXIGEN Therapeutics, Inc. (a)	3,466	23,118
Orthologic Corp. (a)	1,251	863
OSI Pharmaceuticals, Inc. (a)	3,708	123,513
Osiris Therapeutics, Inc. (a)	3,298	22,229
OXiGENE, Inc. (a)	1,607	1,864
PDL BioPharma, Inc.	7,494	48,711
Peregrine Pharmaceuticals, Inc. (a)	3,244	8,337
Pharmasset, Inc. (a)	2,429	48,556
Poniard Pharmaceuticals, Inc. (a)(c)	1,760	3,714
Progenics Pharmaceuticals, Inc. (a)	3,648	14,118
QLT, Inc. (a)	4,361	21,718
Regeneron Pharmaceuticals, Inc. (a)	5,314	97,512
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Repligen Corp. (a)	1,624	$ 7,633
Rigel Pharmaceuticals, Inc. (a)	5,767	43,656
RXi Pharmaceuticals Corp. (a)	745	1,639
Sangamo Biosciences, Inc. (a)	5,191	28,083
Savient Pharmaceuticals, Inc. (a)(c)	5,476	73,543
SciClone Pharmaceuticals, Inc. (a)	1,927	4,124
Seattle Genetics, Inc. (a)	7,126	66,129
SIGA Technologies, Inc. (a)(c)	3,606	32,634
Sinovac Biotech Ltd. (a)(c)	4,346	32,160
Spectrum Pharmaceuticals, Inc. (a)(c)	2,018	8,879
StemCells, Inc. (a)	19,124	19,889
Sunesis Pharmaceuticals, Inc. (a)	1,761	514
Synta Pharmaceuticals Corp. (a)	2,072	8,247
Talecris Biotherapeutics Holdings Corp.	7,952	149,100
Targacept, Inc. (a)	1,419	33,219
Telik, Inc. (a)	2,715	2,145
Theravance, Inc. (a)	4,003	52,679
Transcept Pharmaceuticals, Inc. (a)	1,571	10,259
Trimeris, Inc.	671	2,228
Trubion Pharmaceuticals, Inc. (a)	854	3,194
United Therapeutics Corp. (a)	3,588	163,577
Vanda Pharmaceuticals, Inc. (a)	1,679	17,730
Vertex Pharmaceuticals, Inc. (a)	12,211	474,031
Vical, Inc. (a)	5,241	14,989
XOMA Ltd. (a)	8,572	6,429
Zymogenetics, Inc. (a)(c)	6,105	37,302
		15,388,847
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	1,567	35,210
Abiomed, Inc. (a)	3,647	30,854
Accuray, Inc. (a)	4,719	24,397
AGA Medical Holdings, Inc.	3,200	39,936
Align Technology, Inc. (a)	5,074	83,011
Alphatec Holdings, Inc. (a)	3,191	14,487
American Medical Systems Holdings, Inc. (a)	4,714	82,825
Analogic Corp.	961	38,930
Angiodynamics, Inc. (a)	2,452	38,129
Anika Therapeutics, Inc. (a)	1,002	8,026
Atricure, Inc. (a)	695	3,788
Atrion Corp.	234	31,709
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ATS Medical, Inc. (a)	9,178	$ 27,075
BioLase Technology, Inc. (a)	592	1,101
Candela Corp. (a)	1,339	3,883
Cardiac Science Corp. (a)	1,500	3,375
Cardica, Inc. (a)	1,278	1,470
Cardiovascular Systems, Inc. (a)	175	880
Cerus Corp. (a)	1,646	2,996
China Medical Technologies, Inc. sponsored ADR	1,646	21,744
Conceptus, Inc. (a)	2,216	37,517
CONMED Corp. (a)	2,415	50,208
Cutera, Inc. (a)	521	4,699
Cyberonics, Inc. (a)	2,180	39,240
Cynosure, Inc. Class A (a)	700	7,000
DENTSPLY International, Inc.	10,277	342,430
DexCom, Inc. (a)	4,859	35,228
Electro-Optical Sciences, Inc. (a)(c)	1,612	16,926
Endologix, Inc. (a)	4,661	19,763
ev3, Inc. (a)	7,450	94,615
Exactech, Inc. (a)	1,360	21,488
Gen-Probe, Inc. (a)	3,194	133,158
Given Imaging Ltd.	1,925	32,956
Hansen Medical, Inc. (a)	2,938	7,521
HealthTronics, Inc. (a)	1,523	3,320
HeartWare International, Inc. (a)	700	21,994
Hologic, Inc. (a)	16,984	245,758
Home Diagnostics, Inc. (a)	835	4,818
ICU Medical, Inc. (a)	1,041	34,353
IDEXX Laboratories, Inc. (a)(c)	3,744	187,387
Immucor, Inc. (a)	4,550	83,948
Insulet Corp. (a)	2,951	36,179
Integra LifeSciences Holdings Corp. (a)	1,786	58,474
Intuitive Surgical, Inc. (a)	2,540	712,572
IRIS International, Inc. (a)	2,486	27,843
Kensey Nash Corp. (a)	1,045	24,338
LeMaitre Vascular, Inc. (a)	426	2,066
Mako Surgical Corp. (a)(c)	3,360	28,627
Masimo Corp. (a)	3,663	96,557
Medical Action Industries, Inc. (a)	1,561	19,918
Meridian Bioscience, Inc.	2,843	58,879
Merit Medical Systems, Inc. (a)	2,018	33,257
Micrus Endovascular Corp. (a)	1,269	16,687
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
National Dentex Corp. (a)	337	$ 2,740
Natus Medical, Inc. (a)	2,216	29,517
Neogen Corp. (a)	1,308	42,562
NeuroMetrix, Inc. (a)	497	1,317
NMT Medical, Inc. (a)	513	954
NUCRYST Pharmaceuticals Corp.	862	1,500
NuVasive, Inc. (a)(c)	2,411	78,237
NxStage Medical, Inc. (a)	4,414	29,883
OraSure Technologies, Inc. (a)	2,902	11,144
Orthofix International NV (a)	1,423	43,046
Orthovita, Inc. (a)	5,865	21,173
Osteotech, Inc. (a)	1,235	3,285
Otix Global, Inc. (a)	1,423	1,224
Palomar Medical Technologies, Inc. (a)	1,877	17,175
Quidel Corp. (a)	2,368	29,766
Rochester Medical Corp. (a)	1,184	12,988
RTI Biologics, Inc. (a)	3,187	13,003
Shamir Optical Industry Ltd.	707	5,974
Sirona Dental Systems, Inc. (a)	3,843	111,831
Solta Medical, Inc. (a)	818	1,775
Somanetics Corp. (a)	1,490	21,352
SonoSite, Inc. (a)	1,349	30,474
Staar Surgical Co. (a)	832	3,112
Stereotaxis, Inc. (a)	2,207	8,232
SurModics, Inc. (a)(c)	1,470	32,855
Synergetics USA, Inc. (a)	1,175	1,669
Syneron Medical Ltd. (a)	2,437	24,370
Synovis Life Technologies, Inc. (a)	2,035	24,746
The Spectranetics Corp. (a)	1,742	9,738
ThermoGenesis Corp. (a)	4,407	2,644
Thoratec Corp. (a)	3,331	99,230
TomoTherapy, Inc. (a)	4,758	16,272
TranS1, Inc. (a)	612	2,050
Trinity Biotech PLC sponsored ADR (a)	674	2,750
Utah Medical Products, Inc.	500	14,690
Vascular Solutions, Inc. (a)	1,180	9,593
Volcano Corp. (a)	3,312	48,786
Wright Medical Group, Inc. (a)	2,669	48,042
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	390	$ 9,454
Zoll Medical Corp. (a)	1,648	40,557
		3,943,260
Health Care Providers & Services - 1.7%
Air Methods Corp. (a)	1,038	35,780
Allied Healthcare International, Inc. (a)	1,897	5,615
Allion Healthcare, Inc. (a)	2,425	15,763
Almost Family, Inc. (a)	863	31,180
Amedisys, Inc. (a)(c)	1,755	65,005
America Service Group, Inc.	530	7,775
American CareSource Holdings, Inc. (a)	1,100	2,200
American Dental Partners, Inc. (a)	1,575	19,215
AmSurg Corp. (a)	1,984	41,089
Animal Health International, Inc. (a)	1,331	3,407
Bio-Reference Laboratories, Inc. (a)	1,131	37,097
BioScrip, Inc. (a)	2,063	15,514
CardioNet, Inc. (a)	1,581	7,699
Catalyst Health Solutions, Inc. (a)	2,749	93,493
Chindex International, Inc. (a)	849	11,614
Clarient, Inc. (a)	6,261	15,966
Corvel Corp. (a)	957	28,605
Cross Country Healthcare, Inc. (a)	3,098	26,364
Dialysis Corp. of America (a)	301	2,197
Express Scripts, Inc. (a)	18,693	1,603,859
Genoptix, Inc. (a)	1,274	46,183
Gentiva Health Services, Inc. (a)	2,116	50,043
Health Grades, Inc. (a)	4,585	20,036
Healthways, Inc. (a)	2,712	46,565
Henry Schein, Inc. (a)	5,992	297,563
HMS Holdings Corp. (a)	1,903	84,132
Hythiam, Inc. (a)	2,025	709
InVentiv Health, Inc. (a)	2,645	41,897
IPC The Hospitalist Co., Inc. (a)	1,313	41,307
LCA-Vision, Inc. (a)	1,176	6,480
LHC Group, Inc. (a)	1,191	36,647
LifePoint Hospitals, Inc. (a)	3,327	96,583
Lincare Holdings, Inc. (a)	4,580	162,682
Magellan Health Services, Inc. (a)	2,102	77,291
Medcath Corp. (a)	1,605	11,781
MWI Veterinary Supply, Inc. (a)	943	34,976
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Research Corp.	370	$ 7,918
NightHawk Radiology Holdings, Inc. (a)	1,452	7,579
NovaMed Eyecare, Inc. (a)(c)	1,179	4,480
Odyssey Healthcare, Inc. (a)	2,366	34,378
Patterson Companies, Inc. (a)	7,825	201,181
PDI, Inc. (a)	594	2,400
Providence Service Corp. (a)	853	11,925
PSS World Medical, Inc. (a)	3,884	75,155
Psychiatric Solutions, Inc. (a)	3,697	81,926
RadNet, Inc. (a)	2,333	5,179
ResCare, Inc. (a)	2,120	27,200
Rural/Metro Corp. (a)	909	5,254
Sun Healthcare Group, Inc. (a)	3,205	27,114
The Ensign Group, Inc.	1,319	18,242
U.S. Physical Therapy, Inc. (a)	1,196	17,474
VCA Antech, Inc. (a)	5,500	124,685
Virtual Radiologic Corp. (a)	997	13,051
		3,789,453
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	9,826	188,659
AMICAS, Inc. (a)	2,483	11,298
athenahealth, Inc. (a)	2,269	95,071
Cerner Corp. (a)	5,446	410,029
Computer Programs & Systems, Inc.	840	38,800
Eclipsys Corp. (a)	3,652	66,978
iCAD, Inc. (a)	2,501	3,676
MedAssets, Inc. (a)	3,780	88,225
Medidata Solutions, Inc.	1,700	28,815
MedQuist, Inc.	2,000	14,160
Merge Healthcare, Inc. (a)	4,327	13,241
Omnicell, Inc. (a)	2,544	25,949
Phase Forward, Inc. (a)	3,058	46,665
Quality Systems, Inc.	1,821	108,331
SXC Health Solutions Corp. (a)	1,779	89,531
Transcend Services, Inc. (a)	710	13,078
Vital Images, Inc. (a)	1,217	15,383
		1,257,889
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	2,040	10,690
Affymetrix, Inc. (a)	5,223	24,757
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Albany Molecular Research, Inc. (a)	3,021	$ 25,346
Arrowhead Research Corp. (a)	1,920	1,152
Bruker BioSciences Corp. (a)	11,056	125,264
Caliper Life Sciences, Inc. (a)	3,470	9,022
Combimatrix Corp. (a)	142	831
Compugen Ltd. (a)	1,757	4,902
Dionex Corp. (a)	1,095	76,770
Encorium Group, Inc. (a)	2,146	633
eResearchTechnology, Inc. (a)	4,964	29,288
Harvard Bioscience, Inc. (a)	3,295	11,763
ICON PLC sponsored ADR (a)	3,782	85,851
Illumina, Inc. (a)	8,392	242,697
Kendle International, Inc. (a)	727	10,883
Life Technologies Corp. (a)	11,506	572,769
Luminex Corp. (a)	3,105	42,539
Medtox Scientific, Inc. (a)	357	3,177
PAREXEL International Corp. (a)	4,020	48,280
Pharmaceutical Product Development, Inc.	7,501	160,821
QIAGEN NV (a)(c)	15,586	344,451
Sequenom, Inc. (a)(c)	4,998	20,492
Techne Corp.	2,279	154,699
Varian, Inc. (a)	1,873	95,879
		2,102,956
Pharmaceuticals - 2.3%
Acura Pharmaceuticals, Inc. (a)(c)	2,462	10,365
Adolor Corp. (a)	1,931	2,916
Akorn, Inc. (a)	4,150	6,723
Alexza Pharmaceuticals, Inc. (a)	1,512	3,326
Angiotech Pharmaceuticals, Inc. (a)	4,579	5,553
Ardea Biosciences, Inc. (a)	1,524	20,513
Auxilium Pharmaceuticals, Inc. (a)	3,018	105,238
AVANIR Pharmaceuticals Class A (a)	3,000	5,010
Biodel, Inc. (a)	1,400	5,292
BioForm Medical, Inc. (a)	2,946	10,871
BioMimetic Therapeutics, Inc. (a)	1,931	20,565
BMP Sunstone Corp. (a)	3,220	13,105
Cadence Pharmaceuticals, Inc. (a)	4,147	35,623
Cardiome Pharma Corp. (a)	5,488	22,358
Columbia Laboratories, Inc. (a)	1,899	1,747
Cumberland Pharmaceuticals, Inc.	1,718	24,653
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cypress Bioscience, Inc. (a)	3,928	$ 20,818
DepoMed, Inc. (a)	2,463	8,054
Discovery Laboratories, Inc. (a)(c)	9,282	6,962
Durect Corp. (a)	10,798	24,296
Endo Pharmaceuticals Holdings, Inc. (a)	7,372	162,405
Eurand NV (a)	2,716	32,456
Flamel Technologies SA sponsored ADR (a)(c)	1,311	9,780
Generex Biotechnology Corp. (a)(c)	5,909	2,659
Hi-Tech Pharmacal Co., Inc. (a)	1,240	23,250
Hollis-Eden Pharmaceuticals, Inc. (a)	580	306
Impax Laboratories, Inc. (a)	4,008	45,691
Inspire Pharmaceuticals, Inc. (a)	6,727	39,151
Ista Pharmaceuticals, Inc. (a)	1,726	7,370
Jazz Pharmaceuticals, Inc. (a)(c)	1,900	14,497
Labopharm, Inc. (a)	3,695	6,126
MAP Pharmaceuticals, Inc. (a)	1,099	9,946
Matrixx Initiatives, Inc. (a)	2,605	10,915
MDRNA, Inc. (a)(c)	1,139	934
MiddleBrook Pharmaceuticals, Inc. (a)	5,533	3,486
Mylan, Inc. (a)(c)	20,187	360,742
Nektar Therapeutics (a)	7,259	63,226
Novogen Ltd. sponsored ADR (a)	97	230
Obagi Medical Products, Inc. (a)	1,285	14,469
Optimer Pharmaceuticals, Inc. (a)(c)	2,863	31,436
Pain Therapeutics, Inc. (a)	4,907	25,222
Penwest Pharmaceuticals Co. (a)	1,484	3,398
Perrigo Co.	5,966	239,475
Pozen, Inc. (a)	3,117	22,006
Questcor Pharmaceuticals, Inc. (a)	5,805	24,962
Quigley Corp. (a)	1,566	3,602
Repros Therapeutics, Inc. (a)	1,488	1,049
Salix Pharmaceuticals Ltd. (a)	3,216	73,325
Santarus, Inc. (a)	3,045	12,150
Shire PLC sponsored ADR	3,511	206,693
Skystar Bio-Pharmaceutical Co. Ltd. (a)	401	4,202
Somaxon Pharmaceuticals, Inc. (a)(c)	769	2,922
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	3,651
SuperGen, Inc. (a)	3,481	9,120
Teva Pharmaceutical Industries Ltd. sponsored ADR	48,898	2,581,325
The Medicines Company (a)	3,621	28,389
ViroPharma, Inc. (a)	5,338	40,355
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Vivus, Inc. (a)(c)	5,699	$ 46,276
Warner Chilcott PLC (a)	17,029	418,573
XenoPort, Inc. (a)	2,186	36,003
		4,975,761
TOTAL HEALTH CARE		31,458,166
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,503	43,196
American Science & Engineering, Inc.	592	41,174
Applied Energetics, Inc. (a)	3,427	1,199
Applied Signal Technology, Inc.	1,222	24,159
Argon ST, Inc. (a)	1,310	23,554
Ascent Solar Technologies, Inc. (a)(c)	1,977	8,798
Astronics Corp. (a)	339	2,671
BE Aerospace, Inc. (a)	6,313	121,652
Ceradyne, Inc. (a)	1,911	32,315
Elbit Systems Ltd.	2,810	171,438
GeoEye, Inc. (a)	1,394	43,451
Herley Industries, Inc. (a)	746	8,624
Innovative Solutions & Support, Inc. (a)	1,067	4,471
Kratos Defense & Security Solutions, Inc. (a)	911	9,411
Ladish Co., Inc. (a)	1,186	16,474
LMI Aerospace, Inc. (a)	1,928	20,533
Sypris Solutions, Inc.	676	2,021
Taser International, Inc. (a)	4,353	18,413
TAT Technologies Ltd.	481	4,084
		597,638
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	3,839	8,638
Atlas Air Worldwide Holdings, Inc. (a)	1,702	49,869
C.H. Robinson Worldwide, Inc.	11,068	616,930
Dynamex, Inc. (a)	981	17,069
Expeditors International of Washington, Inc.	13,752	439,101
Forward Air Corp.	2,142	48,538
Hub Group, Inc. Class A (a)	2,631	69,590
Pacer International, Inc.	1,724	4,896
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	771	$ 3,377
UTI Worldwide, Inc.	6,128	80,093
		1,338,101
Airlines - 0.2%
Allegiant Travel Co. (a)(c)	1,202	49,558
Hawaiian Holdings, Inc. (a)	4,459	27,869
JetBlue Airways Corp. (a)	18,926	104,282
Pinnacle Airlines Corp. (a)	1,418	8,565
Republic Airways Holdings, Inc. (a)	3,807	25,926
Ryanair Holdings PLC sponsored ADR (a)	8,014	210,047
SkyWest, Inc.	3,407	50,117
UAL Corp. (a)(c)	9,630	74,729
		551,093
Building Products - 0.1%
AAON, Inc.	1,218	23,069
American Woodmark Corp.	1,276	24,856
Apogee Enterprises, Inc.	2,050	28,065
Builders FirstSource, Inc. (a)(c)	2,572	9,799
China Architectural Engineering, Inc. (a)	2,400	2,472
Gibraltar Industries, Inc.	2,751	41,210
Insteel Industries, Inc.	926	10,547
PGT, Inc. (a)	2,835	5,840
Universal Forest Products, Inc.	1,250	44,925
US Home Systems, Inc. (a)	272	607
		191,390
Commercial Services & Supplies - 0.9%
American Ecology Corp.	1,521	24,625
APAC Customer Services, Inc. (a)	4,492	23,493
ATC Technology Corp. (a)	1,877	41,332
Casella Waste Systems, Inc. Class A (a)	1,581	6,545
CECO Environmental Corp. (a)	977	4,055
Cintas Corp.	10,200	286,518
Copart, Inc. (a)	5,363	173,868
Courier Corp.	1,323	17,252
EnerNOC, Inc. (a)	1,893	50,089
Fuel Tech, Inc. (a)	2,055	17,611
G&K Services, Inc. Class A	1,298	28,686
Healthcare Services Group, Inc.	3,152	62,063
Herman Miller, Inc.	3,316	50,370
ICT Group, Inc. (a)	936	14,948
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
InnerWorkings, Inc. (a)	4,327	$ 22,241
Interface, Inc. Class A	4,270	32,794
Intersections, Inc. (a)	1,601	7,205
Kimball International, Inc. Class B	3,264	26,602
McGrath RentCorp.	1,837	37,971
Mobile Mini, Inc. (a)	2,314	35,196
Multi-Color Corp.	745	8,217
Perma-Fix Environmental Services, Inc. (a)	2,601	5,982
PRG-Schultz International, Inc. (a)	1,378	6,270
Protection One, Inc. (a)	1,590	10,033
R.R. Donnelley & Sons Co.	13,500	277,830
RINO International Corp. (a)(c)	1,800	61,650
Standard Parking Corp. (a)	1,686	27,145
Stericycle, Inc. (a)	5,450	298,279
Sykes Enterprises, Inc. (a)	2,864	70,311
Team, Inc. (a)	1,757	28,815
Tetra Tech, Inc. (a)	3,800	100,092
United Stationers, Inc. (a)	1,462	74,474
Virco Manufacturing Co.	1,086	3,193
Waste Services, Inc. (a)	4,579	36,449
WCA Waste Corp. (a)	2,105	9,494
		1,981,698
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	8,350	249,164
Great Lakes Dredge & Dock Corp.	3,806	22,417
Insituform Technologies, Inc. Class A (a)	2,578	53,365
Integrated Electrical Services, Inc. (a)	652	4,440
Layne Christensen Co. (a)	1,467	38,171
MYR Group, Inc. (a)	1,479	23,102
Northwest Pipe Co. (a)	758	19,155
Primoris Services Corp.	1,300	9,828
Sterling Construction Co., Inc. (a)	1,382	23,909
		443,551
Electrical Equipment - 0.9%
A-Power Energy Generation Systems, Ltd. (a)(c)	2,444	42,159
A123 Systems, Inc. (c)	6,400	103,360
Active Power, Inc. (a)	2,586	2,741
Advanced Battery Technologies, Inc. (a)(c)	4,982	17,288
American Superconductor Corp. (a)(c)	2,970	98,604
Broadwind Energy, Inc. (a)(c)	6,754	48,291
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
BTU International, Inc. (a)	402	$ 1,825
Canadian Solar, Inc. (a)	3,257	71,719
Capstone Turbine Corp. (a)(c)	8,189	10,400
China BAK Battery, Inc. (a)(c)	3,906	11,835
China Ritar Power Corp. (a)	3,274	14,864
China Sunergy Co. Ltd. ADR (a)(c)	1,739	6,886
Coleman Cable, Inc. (a)	1,065	3,312
Deswell Industries, Inc.	609	2,399
Encore Wire Corp.	1,450	28,855
Ener1, Inc. (a)(c)	8,808	51,615
Energy Conversion Devices, Inc. (a)(c)	2,972	29,482
Evergreen Solar, Inc. (a)(c)	15,459	21,643
First Solar, Inc. (a)(c)	5,776	687,979
Franklin Electric Co., Inc.	1,509	41,558
FuelCell Energy, Inc. (a)(c)	8,624	26,389
Fushi Copperweld, Inc. (a)	2,570	20,740
GT Solar International, Inc. (a)(c)	9,444	44,765
Harbin Electric, Inc. (a)	1,737	34,775
Hoku Scientific, Inc. (a)(c)	796	1,727
Hydrogenics Corp. New (a)	3,294	1,416
II-VI, Inc. (a)	2,148	61,175
JA Solar Holdings Co. Ltd. ADR (a)	8,100	31,509
Jinpan International Ltd.	849	36,702
Lihua International, Inc.	1,829	14,998
LSI Industries, Inc.	1,143	8,275
Microvision, Inc. (a)(c)	3,373	10,996
Ocean Power Technologies, Inc. (a)(c)	1,435	11,882
Orion Energy Systems, Inc. (a)	2,172	8,731
Plug Power, Inc. (a)	6,316	5,053
Powell Industries, Inc. (a)	807	28,326
Power-One, Inc. (a)	3,532	12,998
PowerSecure International, Inc. (a)	871	7,186
Preformed Line Products Co.	259	10,477
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	2,999	19,763
SunPower Corp.:
Class A (a)	3,615	74,722
Class B (a)	2,743	49,017
Ultralife Corp. (a)	1,473	5,421
Valence Technology, Inc. (a)(c)	16,044	17,167
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Vicor Corp. (a)	2,800	$ 22,960
Woodward Governor Co.	4,500	104,670
		1,968,655
Industrial Conglomerates - 0.0%
Otter Tail Corp.	2,192	50,482
Raven Industries, Inc.	1,294	34,925
		85,407
Machinery - 1.1%
3D Systems Corp. (a)	2,966	32,418
Altra Holdings, Inc. (a)	2,183	24,559
American Railcar Industries, Inc.	2,226	23,507
Astec Industries, Inc. (a)	1,352	33,746
Bucyrus International, Inc. Class A	5,000	258,950
Chart Industries, Inc. (a)	2,100	34,860
China Fire & Security Group, Inc. (a)(c)	2,036	25,755
China Valves Technology, Inc. (a)	2,000	19,600
Columbus McKinnon Corp. (NY Shares) (a)	1,868	29,328
Commercial Vehicle Group, Inc. (a)	2,822	15,041
Dynamic Materials Corp.	806	15,419
Energy Recovery, Inc. (a)	3,989	22,299
Flanders Corp. (a)	1,894	8,959
Flow International Corp. (a)	2,159	5,419
Force Protection, Inc. (a)	5,486	28,308
FreightCar America, Inc.	980	17,885
Gencor Industries, Inc. (a)	519	3,815
Hardinge, Inc.	1,062	5,310
Hurco Companies, Inc. (a)	280	3,990
Joy Global, Inc.	7,000	374,780
K-Tron International, Inc. (a)	298	28,563
Key Technology, Inc. (a)	313	3,434
L.B. Foster Co. Class A (a)	891	24,396
Lincoln Electric Holdings, Inc.	2,825	145,149
MFRI, Inc. (a)	146	984
Middleby Corp. (a)	1,187	53,237
NN, Inc. (a)	807	3,083
Nordson Corp.	2,152	115,369
Omega Flex, Inc.	414	6,868
PACCAR, Inc.	24,535	909,758
PMFG, Inc. (a)	562	8,318
Portec Rail Products, Inc.	692	6,131
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
RBC Bearings, Inc. (a)	1,554	$ 35,991
SmartHeat, Inc. (a)	2,200	29,084
Sun Hydraulics Corp.	1,419	33,559
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	14,446
Class B (a)	262	2,945
TriMas Corp. (a)	2,052	9,213
Twin Disc, Inc.	1,506	14,292
		2,428,768
Marine - 0.1%
American Commercial Lines, Inc. (a)	1,241	24,311
Aries Maritime Transport Ltd. (a)	1,020	989
Dryships, Inc.	4,442	27,185
Eagle Bulk Shipping, Inc. (c)	3,413	19,318
Euroseas Ltd.	2,727	11,835
FreeSeas, Inc.	1,718	2,594
OceanFreight, Inc.	10,681	12,070
Paragon Shipping, Inc.	4,604	22,237
Star Bulk Carriers Corp.	3,376	10,904
TBS International Ltd. Class A (a)(c)	2,262	17,531
Ultrapetrol (Bahamas) Ltd. (a)	1,325	6,122
		155,096
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	868	15,910
Advisory Board Co. (a)	1,397	36,601
Barrett Business Services, Inc.	849	9,254
Comsys IT Partners, Inc. (a)	927	7,722
Corporate Executive Board Co.	2,181	45,714
CoStar Group, Inc. (a)(c)	1,280	50,854
CRA International, Inc. (a)	945	23,502
Diamond Management & Technology Consultants, Inc.	2,113	13,756
Exponent, Inc. (a)	1,070	28,879
Heidrick & Struggles International, Inc.	1,475	41,669
Hudson Highland Group, Inc. (a)	1,554	6,247
Huron Consulting Group, Inc. (a)	1,413	32,216
ICF International, Inc. (a)	1,258	33,966
Kelly Services, Inc. Class A (non-vtg.)	2,586	27,127
Kforce, Inc. (a)	2,704	35,017
LECG Corp. (a)	1,366	4,166
Lightbridge Corp. (a)	2,205	14,399
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Odyssey Marine Exploration, Inc. (a)	3,058	$ 4,342
On Assignment, Inc. (a)	2,000	12,680
RCM Technologies, Inc. (a)	426	1,044
Resources Connection, Inc. (a)	3,161	60,912
School Specialty, Inc. (a)	1,586	36,161
Thomas Group (a)	587	470
Verisk Analytics, Inc.	7,800	209,898
VSE Corp.	427	19,407
		771,913
Road & Rail - 0.4%
AMERCO (a)	1,394	71,456
Arkansas Best Corp.	1,741	42,863
Covenant Transport Group, Inc. Class A (a)	611	2,670
Frozen Food Express Industries, Inc.	1,931	6,314
Heartland Express, Inc.	5,535	81,641
J.B. Hunt Transport Services, Inc.	8,088	257,684
Landstar System, Inc.	3,213	119,909
Marten Transport Ltd. (a)	2,024	34,125
Old Dominion Freight Lines, Inc. (a)	2,413	63,896
P.A.M. Transportation Services, Inc. (a)	668	6,887
Patriot Transportation Holding, Inc. (a)	214	20,003
Quality Distribution, Inc. (a)	1,569	5,507
Saia, Inc. (a)	1,454	20,967
Trailer Bridge, Inc. (a)	724	3,439
Universal Truckload Services, Inc.	990	15,078
USA Truck, Inc. (a)	1,050	11,970
Vitran Corp., Inc. (a)	938	8,329
Werner Enterprises, Inc.	4,446	82,962
YRC Worldwide, Inc. (a)(c)	3,966	4,482
		860,182
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,840	20,006
Beacon Roofing Supply, Inc. (a)	3,114	47,862
DXP Enterprises, Inc. (a)	710	8,463
Fastenal Co. (c)	9,800	363,384
H&E Equipment Services, Inc. (a)	2,677	24,789
Houston Wire & Cable Co.	1,065	11,832
Kaman Corp.	1,741	39,434
Lawson Products, Inc.	645	9,256
Mitsui & Co. Ltd. sponsored ADR	45	11,867
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc.:
Class A (a)	2,765	$ 29,779
Class B (a)	1,009	9,868
Titan Machinery, Inc. (a)	2,192	24,616
		601,156
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	550	6,716
Quixote Corp. (a)	489	934
		7,650
TOTAL INDUSTRIALS		11,982,298
INFORMATION TECHNOLOGY - 52.7%
Communications Equipment - 9.0%
3Com Corp. (a)	26,184	192,976
Acme Packet, Inc. (a)	4,540	46,580
ADC Telecommunications, Inc. (a)	6,573	40,292
Adtran, Inc.	3,868	81,731
Airvana, Inc. (a)	4,575	27,770
Alvarion Ltd. (a)	5,431	21,018
Anaren, Inc. (a)	1,716	23,629
Arris Group, Inc. (a)	8,156	81,478
Aruba Networks, Inc. (a)	6,629	53,032
AudioCodes Ltd. (a)	1,741	4,248
Avocent Corp. (a)(c)	2,938	73,391
Bel Fuse, Inc.:
Class A	177	3,144
Class B (non-vtg.)	1,309	23,353
BigBand Networks, Inc. (a)	5,734	20,585
Black Box Corp.	1,176	33,151
Blue Coat Systems, Inc. (a)	2,770	73,211
Brocade Communications Systems, Inc. (a)	27,907	197,861
Ceragon Networks Ltd. (a)(c)	4,298	41,820
China GrenTech Corp. Ltd. ADR (a)	1,452	5,038
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(c)	5,387	19,447
Ciena Corp. (a)	6,371	77,408
Cisco Systems, Inc. (a)	390,868	9,146,311
Cogo Group, Inc. (a)	4,165	23,741
Comtech Telecommunications Corp. (a)	1,723	49,519
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
DG FastChannel, Inc. (a)	1,867	$ 50,316
Digi International, Inc. (a)	3,056	24,112
Ditech Networks, Inc. (a)	1,208	1,607
DragonWave, Inc. (a)	2,480	24,741
EchoStar Holding Corp. Class A (a)	3,192	62,021
EMCORE Corp. (a)	3,730	3,357
EMS Technologies, Inc. (a)	1,352	17,414
Endwave Corp. (a)	412	952
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	252	922
Extreme Networks, Inc. (a)	7,442	16,224
F5 Networks, Inc. (a)	5,040	237,031
Finisar Corp. (a)(c)	4,020	36,582
Gilat Satellite Networks Ltd. (a)	2,826	12,378
Globecomm Systems, Inc. (a)	1,123	8,995
Harmonic, Inc. (a)	6,840	34,610
Harris Stratex Networks, Inc. Class A (a)	2,384	14,972
Hughes Communications, Inc. (a)	1,719	44,178
Infinera Corp. (a)	6,427	52,894
InterDigital, Inc. (a)	2,861	68,063
Ituran Location & Control Ltd.	1,591	20,556
Ixia (a)	5,463	36,220
JDS Uniphase Corp. (a)	14,297	105,655
KVH Industries, Inc. (a)	1,563	18,865
Loral Space & Communications Ltd. (a)	1,577	52,214
NETGEAR, Inc. (a)	2,308	45,814
Network Engines, Inc. (a)	1,511	2,055
NumereX Corp. Class A (a)	847	3,430
Occam Networks, Inc. (a)	651	2,558
Oclaro, Inc. (a)	8,812	11,103
Oplink Communications, Inc. (a)	1,737	29,946
Opnext, Inc. (a)	6,299	11,527
ORBCOMM, Inc. (a)	2,897	6,837
Orckit Communications Ltd. (a)	1,533	4,967
Palm, Inc. (a)(c)	10,962	119,595
Parkervision, Inc. (a)(c)	2,588	4,710
PC-Tel, Inc. (a)	1,155	6,607
Performance Technologies, Inc. (a)	470	1,288
Polycom, Inc. (a)	5,116	110,301
Powerwave Technologies, Inc. (a)	6,700	9,380
Qiao Xing Universal Telephone, Inc. (a)(c)	925	1,748
QUALCOMM, Inc.	112,447	5,060,115
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
RADWARE Ltd. (a)	1,428	$ 18,678
Research In Motion Ltd. (a)	38,292	2,216,724
Riverbed Technology, Inc. (a)	4,539	92,414
SCM Microsystems, Inc. (a)	1,068	2,820
SeaChange International, Inc. (a)	3,784	21,115
ShoreTel, Inc. (a)	3,356	17,149
Sierra Wireless, Inc. (a)	2,705	24,269
Silicom Ltd. (a)	400	3,236
Sonus Networks, Inc. (a)	19,406	42,305
Starent Networks Corp. (a)	4,801	165,586
Sycamore Networks, Inc.	18,511	52,386
Symmetricom, Inc. (a)	5,203	22,841
Tekelec (a)	4,166	59,241
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	17,810	173,469
Tellabs, Inc. (a)	24,944	139,936
Telular Corp. (a)	871	3,049
Tollgrade Communications, Inc. (a)	443	2,614
UTStarcom, Inc. (a)	8,980	15,446
ViaSat, Inc. (a)	1,969	60,350
Westell Technologies, Inc. Class A (a)	3,694	4,322
ZST Digital Networks, Inc.	576	4,136
		19,879,680
Computers & Peripherals - 7.6%
ActivIdentity Corp. (a)	1,423	3,031
Adaptec, Inc. (a)	10,003	31,309
Apple, Inc. (a)	60,708	12,136,136
Avid Technology, Inc. (a)	2,752	32,749
Concurrent Computer Corp. (a)	225	785
Cray, Inc. (a)	3,431	23,983
Dell, Inc. (a)	132,207	1,866,763
Dot Hill Systems Corp. (a)	4,517	8,447
Electronics for Imaging, Inc. (a)	3,645	43,776
Hutchinson Technology, Inc. (a)	1,552	11,035
iGO, Inc. (a)	1,162	1,429
Immersion Corp. (a)	1,492	5,968
Intevac, Inc. (a)	2,427	30,192
Isilon Systems, Inc. (a)	5,171	30,767
LaserCard Corp. (a)	492	2,642
Logitech International SA (a)(c)	11,354	187,682
NetApp, Inc. (a)(c)	22,628	697,395
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Novatel Wireless, Inc. (a)	2,420	$ 20,280
Overland Storage, Inc. (a)	914	722
Presstek, Inc. (a)	2,467	5,575
QLogic Corp. (a)	7,319	131,303
Rimage Corp. (a)	799	12,976
SanDisk Corp. (a)	14,970	295,208
Seagate Technology	32,852	497,051
Silicon Graphics International Corp. (a)	2,701	16,341
STEC, Inc. (a)(c)	3,490	43,241
Stratasys, Inc. (a)	1,858	27,591
Sun Microsystems, Inc. (a)	49,910	424,734
Super Micro Computer, Inc. (a)	3,724	36,272
Synaptics, Inc. (a)(c)	2,366	63,740
Xyratex Ltd. (a)	1,510	17,018
		16,706,141
Electronic Equipment & Components - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	2,802	21,155
Agilysys, Inc.	2,256	18,612
American Technology Corp. (a)	1,388	2,013
Brightpoint, Inc. (a)	6,934	49,786
CalAmp Corp. (a)	1,266	4,532
Cogent, Inc. (a)	5,531	47,179
Cognex Corp.	2,704	44,508
Coherent, Inc. (a)	1,959	49,798
Comverge, Inc. (a)	2,385	24,518
CPI International, Inc. (a)	1,519	14,674
Daktronics, Inc.	3,527	29,874
DDi Corp. (a)	1,501	5,794
Digital Ally, Inc. (a)	1,439	2,734
DTS, Inc. (a)	1,270	38,278
Echelon Corp. (a)(c)	3,399	37,593
Electro Rent Corp.	1,443	14,618
Electro Scientific Industries, Inc. (a)	2,429	23,634
Entorian Technologies, Inc. (a)	309	1,452
FARO Technologies, Inc. (a)	1,390	27,119
Flextronics International Ltd. (a)	54,475	385,138
FLIR Systems, Inc. (a)	10,116	290,329
Frequency Electronics, Inc. (a)	801	3,765
GTSI Corp. (a)	429	2,643
HLS Systems International Ltd. (a)	2,600	32,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
I. D. Systems Inc. (a)	623	$ 1,900
ICx Technologies, Inc. (a)	1,926	9,649
Insight Enterprises, Inc. (a)	2,971	30,156
IPG Photonics Corp. (a)	3,185	47,679
Itron, Inc. (a)	2,738	166,443
LeCroy Corp. (a)	1,187	4,867
Littelfuse, Inc. (a)	1,594	41,731
LoJack Corp. (a)	1,208	4,784
Magal Security Systems Ltd. (a)	1,252	4,470
Maxwell Technologies, Inc. (a)	1,992	32,748
Measurement Specialties, Inc. (a)	600	5,454
Mercury Computer Systems, Inc. (a)	1,684	17,867
Merix Corp. (a)	475	841
Molex, Inc.	7,378	137,157
Molex, Inc. Class A (non-vtg.)	5,000	82,000
MTS Systems Corp.	1,440	37,109
Multi-Fineline Electronix, Inc. (a)	2,064	51,456
National Instruments Corp.	4,885	139,369
Newport Corp. (a)	3,672	26,842
NU Horizons Electronics Corp. (a)	1,635	6,278
Orbotech Ltd. (a)	3,303	32,303
OSI Systems, Inc. (a)	1,358	27,744
PC Connection, Inc. (a)	2,121	13,002
PC Mall, Inc. (a)	507	2,936
Perceptron, Inc. (a)	784	2,477
Planar Systems, Inc. (a)	480	1,147
Plexus Corp.	2,691	73,088
RadiSys Corp. (a)	1,638	15,283
Research Frontiers, Inc. (a)(c)	596	2,307
Richardson Electronics Ltd.	989	5,875
Rofin-Sinar Technologies, Inc. (a)	2,056	46,836
Sanmina-SCI Corp. (a)	6,935	56,035
ScanSource, Inc. (a)	1,823	42,421
SMART Modular Technologies (WWH), Inc. (a)	4,840	21,441
Spectrum Control, Inc. (a)	541	4,728
Tech Data Corp. (a)	3,100	130,541
Tessco Technologies, Inc.	367	5,747
Trimble Navigation Ltd. (a)	7,782	173,772
TTM Technologies, Inc. (a)	3,667	38,027
Universal Display Corp. (a)(c)	2,578	27,533
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
X-Rite, Inc. (a)	1,218	$ 2,546
Zygo Corp. (a)	1,222	7,967
		2,755,192
Internet Software & Services - 7.9%
Akamai Technologies, Inc. (a)	11,268	270,432
Ancestry.com, Inc.	2,818	37,057
Archipelago Learning, Inc.	1,789	33,097
Art Technology Group, Inc. (a)	9,862	39,842
Autobytel, Inc. (a)	3,159	3,127
Baidu.com, Inc. sponsored ADR (a)	1,728	749,503
China Finance Online Co. Ltd. ADR (a)	2,033	16,752
comScore, Inc. (a)	2,205	35,302
Constant Contact, Inc. (a)	2,338	41,757
CryptoLogic Ltd. (c)	2,831	9,569
DealerTrack Holdings, Inc. (a)	2,806	47,870
Digital River, Inc. (a)	2,418	61,006
DivX, Inc. (a)	2,720	13,818
EarthLink, Inc.	6,701	55,149
eBay, Inc. (a)	87,187	2,133,466
Equinix, Inc. (a)	2,641	254,038
GigaMedia Ltd. (a)	5,039	20,257
Google, Inc. Class A (a)	16,400	9,561,200
GSI Commerce, Inc. (a)	3,845	85,897
HSW International, Inc. (a)	2,128	809
Hurray! Holding Co. Ltd. ADR (a)(c)	2,051	9,496
IAC/InterActiveCorp (a)	8,076	157,078
InfoSpace, Inc. (a)	3,092	25,293
Internap Network Services Corp. (a)	4,621	17,190
Internet Brands, Inc. Class A (a)	3,000	20,730
Internet Capital Group, Inc. (a)	3,962	25,476
Internet Gold Golden Lines Ltd. (a)	1,727	25,214
Internet Initiative Japan, Inc. sponsored ADR (c)	728	3,676
iPass, Inc.	2,745	3,212
j2 Global Communications, Inc. (a)	2,839	56,439
Keynote Systems, Inc.	1,025	10,937
Limelight Networks, Inc. (a)	5,569	19,102
Liquidity Services, Inc. (a)	2,232	18,347
LivePerson, Inc. (a)	2,751	17,441
LogMeIn, Inc.	1,658	29,562
LoopNet, Inc. (a)	2,688	27,391
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Marchex, Inc. Class B	1,598	$ 7,415
Mercadolibre, Inc. (a)	3,036	149,857
ModusLink Global Solutions, Inc. (a)	3,600	29,088
Move, Inc. (a)	8,334	12,834
NetEase.com, Inc. sponsored ADR (a)	4,712	180,187
NIC, Inc.	5,174	44,807
Open Text Corp. (a)	3,665	138,440
OpenTable, Inc.	1,543	40,843
Openwave Systems, Inc. (a)	4,488	10,592
Perficient, Inc. (a)	2,900	24,302
RADVision Ltd. (a)	1,823	11,303
RealNetworks, Inc. (a)	10,884	35,591
Rediff.com India Ltd. sponsored ADR (a)	371	1,113
Saba Software, Inc. (a)	1,898	7,991
SAVVIS, Inc.	3,819	47,814
Selectica, Inc. (a)	4,918	1,279
Sify Technologies Ltd. sponsored ADR (a)(c)	1,939	3,742
Sina Corp. (a)	3,508	158,772
SkillSoft PLC sponsored ADR (a)	6,076	59,666
Sohu.com, Inc. (a)	2,519	140,459
Support.com, Inc. (a)	2,282	5,408
Switch & Data Facilities Co., Inc. (a)	2,807	51,817
TechTarget, Inc. (a)	1,900	11,115
Terremark Worldwide, Inc. (a)	4,592	28,057
The Knot, Inc. (a)	2,918	27,838
TheStreet.com, Inc.	1,783	4,154
Travelzoo, Inc. (a)(c)	1,911	27,022
United Online, Inc.	5,629	38,277
ValueClick, Inc. (a)	5,743	54,156
VeriSign, Inc. (a)	13,206	296,343
VistaPrint Ltd. (a)	2,725	155,407
Vocus, Inc. (a)	1,536	25,098
Web.com, Inc. (a)	1,607	9,562
WebMD Health Corp. Class A (a)(c)	4,177	151,625
WebMediaBrands, Inc. (a)	1,459	978
Yahoo!, Inc. (a)	94,720	1,417,958
Zix Corp. (a)	3,758	5,938
		17,353,380
IT Services - 2.3%
Acxiom Corp. (a)	5,551	64,059
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	33,600	$ 1,459,920
Cass Information Systems, Inc.	612	17,234
China Information Security Technology, Inc. (a)	3,300	19,701
Cognizant Technology Solutions Corp. Class A (a)	19,892	873,856
CSG Systems International, Inc. (a)	2,408	46,619
CyberSource Corp. (a)	4,800	82,416
Edgewater Technology, Inc. (a)	1,090	2,987
eLoyalty Corp. (a)	438	3,066
Euronet Worldwide, Inc. (a)(c)	3,381	71,812
ExlService Holdings, Inc. (a)	2,333	37,841
Fiserv, Inc. (a)	10,200	471,648
Forrester Research, Inc. (a)	1,688	42,284
Hackett Group, Inc. (a)	1,964	5,224
iGate Corp.	4,682	44,713
infoGROUP, Inc. (a)	4,077	33,024
Infosys Technologies Ltd. sponsored ADR	7,250	369,533
Integral Systems, Inc. (a)	4,196	37,302
Lionbridge Technologies, Inc. (a)	3,727	7,417
ManTech International Corp. Class A (a)	1,425	61,674
NCI, Inc. Class A (a)	1,074	27,022
Ness Technologies, Inc. (a)	2,946	14,907
Newtek Business Services, Inc.	1,293	1,170
Online Resources Corp. (a)	2,603	14,317
Paychex, Inc.	24,312	762,181
PFSweb, Inc. (a)	257	339
Rainmaker Systems, Inc. (a)	1,909	2,673
RightNow Technologies, Inc. (a)	2,843	40,200
Sapient Corp. (a)	8,680	63,885
Syntel, Inc.	2,704	102,292
TechTeam Global, Inc. (a)	575	3,692
Teletech Holdings, Inc. (a)	4,340	83,719
Telvent GIT SA	2,000	63,880
Tier Technologies, Inc. Class B (a)	1,098	8,400
TRX, Inc. (a)	921	507
Virtusa Corp. (a)	2,940	25,784
Yucheng Technologies Ltd. (a)	1,788	14,340
		4,981,638
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	3,694	98,297
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 8.1%
Actel Corp. (a)	2,898	$ 33,791
Actions Semiconductor Co. Ltd. ADR (a)	3,319	7,899
Advanced Analogic Technologies, Inc. (a)	6,334	20,269
Advanced Energy Industries, Inc. (a)	3,107	33,960
Aixtron AG sponsored ADR	305	11,032
Altera Corp.	19,407	408,129
Amkor Technology, Inc. (a)(c)	13,060	72,483
ANADIGICS, Inc. (a)	5,180	15,954
Applied Materials, Inc.	88,107	1,084,597
Applied Micro Circuits Corp. (a)	5,170	38,413
ARM Holdings PLC sponsored ADR	4,374	33,767
ASM International NV (NASDAQ) (a)	507	11,560
ASML Holding NV (NY Shares)	8,971	278,011
Atheros Communications, Inc. (a)	3,915	111,460
Atmel Corp. (a)	29,352	116,527
ATMI, Inc. (a)	2,419	37,615
AuthenTec, Inc. (a)	1,524	3,368
Avago Technologies Ltd.	15,687	248,796
Axcelis Technologies, Inc. (a)	5,873	6,636
AXT, Inc. (a)	2,274	5,480
Broadcom Corp. Class A (a)	29,226	853,399
Brooks Automation, Inc. (a)	5,277	38,680
Cabot Microelectronics Corp. (a)	1,573	48,118
California Micro Devices Corp. (a)	960	2,880
Camtek Ltd. (a)	1,772	2,215
Cascade Microtech, Inc. (a)	599	2,827
Cavium Networks, Inc. (a)	3,193	64,403
Ceva, Inc. (a)	2,018	23,490
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,935	2,171
Cirrus Logic, Inc. (a)	5,715	31,032
Cohu, Inc.	2,416	28,460
Conexant Systems, Inc. (a)	2,384	5,436
Cree, Inc. (a)	7,006	335,097
Cymer, Inc. (a)	1,837	61,429
Cypress Semiconductor Corp. (a)	10,500	100,485
Diodes, Inc. (a)	2,879	50,498
DSP Group, Inc. (a)	2,504	15,750
Entegris, Inc. (a)	7,320	30,524
Entropic Communications, Inc. (a)	2,900	8,410
Exar Corp. (a)	4,400	30,888
Ezchip Semiconductor Ltd. (a)	2,049	25,756
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FEI Co. (a)	2,571	$ 62,784
FormFactor, Inc. (a)	3,432	58,172
FSI International, Inc. (a)	988	1,156
Himax Technologies, Inc. sponsored ADR	6,926	18,077
Hittite Microwave Corp. (a)	2,011	75,855
Ikanos Communications, Inc. (a)	2,406	3,970
Integrated Device Technology, Inc. (a)	11,149	63,103
Integrated Silicon Solution, Inc. (a)	1,031	4,949
Intel Corp.	379,601	7,288,339
Intersil Corp. Class A	8,169	105,543
IXYS Corp. (a)	3,057	19,687
KLA-Tencor Corp.	11,387	355,730
Kopin Corp. (a)	6,157	26,537
Kulicke & Soffa Industries, Inc. (a)	4,659	21,152
Lam Research Corp. (a)	8,063	274,061
Lattice Semiconductor Corp. (a)	11,118	24,348
Linear Technology Corp.	14,898	401,799
LTX-Credence Corp. (a)	6,564	8,861
Marvell Technology Group Ltd. (a)	41,315	637,077
Mattson Technology, Inc. (a)	3,129	7,697
Maxim Integrated Products, Inc.	20,475	360,360
Mellanox Technologies Ltd. (a)	2,648	48,061
MEMSIC, Inc. (a)	1,025	3,393
Micrel, Inc.	5,239	37,459
Microchip Technology, Inc. (c)	11,480	301,350
Microsemi Corp. (a)	5,086	77,460
Microtune, Inc. (a)	3,311	5,761
Mindspeed Technologies, Inc. (a)	486	1,978
MIPS Technologies, Inc. (a)	3,591	13,502
MKS Instruments, Inc. (a)	3,418	51,783
Monolithic Power Systems, Inc. (a)	2,525	54,288
MoSys, Inc. (a)	2,523	9,158
Nanometrics, Inc. (a)	2,844	30,772
Netlogic Microsystems, Inc. (a)	1,621	66,137
Novellus Systems, Inc. (a)	5,975	123,623
NVE Corp. (a)	438	16,491
NVIDIA Corp. (a)	36,568	477,578
O2Micro International Ltd. sponsored ADR (a)	3,450	14,801
Omnivision Technologies, Inc. (a)	3,679	51,359
ON Semiconductor Corp. (a)	27,841	216,046
PDF Solutions, Inc. (a)	1,837	6,154
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pericom Semiconductor Corp. (a)	3,349	$ 34,528
Photronics, Inc. (a)	4,964	20,055
Pixelworks, Inc. (a)	616	1,676
PLX Technology, Inc. (a)	1,370	4,192
PMC-Sierra, Inc. (a)	14,936	118,442
Power Integrations, Inc.	1,872	62,880
Rambus, Inc. (a)	7,375	131,423
Ramtron International Corp. (a)	3,073	5,286
RF Micro Devices, Inc. (a)	18,272	78,935
Rubicon Technology, Inc. (a)(c)	1,899	33,081
Rudolph Technologies, Inc. (a)	1,643	10,680
Semitool, Inc. (a)	2,121	23,267
Semtech Corp. (a)	3,850	61,677
Sigma Designs, Inc. (a)(c)	2,077	24,259
Silicon Image, Inc. (a)	9,047	19,813
Silicon Laboratories, Inc. (a)	2,855	120,567
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	4,476
Silicon Storage Technology, Inc. (a)	15,046	34,305
Siliconware Precision Industries Co. Ltd. sponsored ADR	7,050	47,376
Skyworks Solutions, Inc. (a)	11,537	142,020
Spreadtrum Communications, Inc. ADR (a)	1,843	8,662
Standard Microsystems Corp. (a)	1,492	28,706
Supertex, Inc. (a)	1,164	27,843
Techwell, Inc. (a)	2,450	28,567
Tessera Technologies, Inc. (a)	3,447	81,590
TranSwitch Corp. (a)	492	1,363
Trident Microsystems, Inc. (a)	4,759	8,995
TriQuint Semiconductor, Inc. (a)	10,881	59,193
Ultra Clean Holdings, Inc. (a)	1,092	6,497
Ultratech, Inc. (a)	1,790	23,592
Varian Semiconductor Equipment Associates, Inc. (a)	4,721	137,523
Veeco Instruments, Inc. (a)	2,798	76,413
Verigy Ltd. (a)	3,969	41,278
Vimicro International Corp. sponsored ADR (a)	1,066	4,477
Virage Logic Corp. (a)	2,224	12,454
Volterra Semiconductor Corp. (a)	2,419	39,889
White Electronic Designs Corp. (a)	952	4,103
Xilinx, Inc.	17,890	405,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Zilog, Inc. (a)	2,792	$ 8,432
Zoran Corp. (a)	3,961	36,204
		17,787,855
Software - 16.6%
ACI Worldwide, Inc. (a)	2,700	44,496
Activision Blizzard, Inc. (a)	86,263	982,536
Actuate Corp. (a)	3,000	12,090
Adobe Systems, Inc. (a)	35,428	1,242,814
Advent Software, Inc. (a)	1,781	67,536
Allot Communications Ltd. (a)	1,427	5,936
American Software, Inc. Class A	2,162	13,231
ANSYS, Inc. (a)	5,772	224,762
ArcSight, Inc. (a)	2,570	58,468
Ariba, Inc. (a)	6,667	72,270
AsiaInfo Holdings, Inc. (a)	3,217	79,106
Authentidate Holding Corp. (a)	825	1,163
Autodesk, Inc. (a)	14,928	350,062
Blackbaud, Inc.	3,062	68,160
Blackboard, Inc. (a)	2,089	87,174
BluePhoenix Solutions Ltd. (a)(c)	1,138	2,970
BMC Software, Inc. (a)	12,400	480,252
Bottomline Technologies, Inc. (a)	2,171	34,931
CA, Inc.	35,098	775,666
Cadence Design Systems, Inc. (a)	18,474	110,844
Callidus Software, Inc. (a)	2,708	7,501
CDC Corp. Class A (a)	5,802	13,809
Changyou.com Ltd. (A Shares) ADR	699	22,697
Check Point Software Technologies Ltd. (a)	13,902	439,164
Chordiant Software, Inc. (a)	1,678	4,682
Cinedigm Digital Cinema Corp. (a)	987	1,382
Citrix Systems, Inc. (a)	12,262	468,163
ClickSoftware Technologies Ltd. (a)	3,155	16,122
CommVault Systems, Inc. (a)	3,103	64,542
Compuware Corp. (a)	15,173	105,301
Concur Technologies, Inc. (a)	3,264	120,964
Convera Corp. Class A (a)(c)	4,146	945
Corel Corp. (a)	1,715	6,860
Deltek, Inc. (a)	5,101	38,819
DemandTec, Inc. (a)	3,464	30,552
Descartes Systems Group, Inc. (a)	893	4,399
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Digimarc Corp. (a)	456	$ 6,767
Double-Take Software, Inc. (a)	1,976	17,389
ebix.com, Inc. (a)	793	41,165
Electronic Arts, Inc. (a)	21,033	355,247
Epicor Software Corp. (a)	4,405	33,038
EPIQ Systems, Inc. (a)	2,750	35,613
Evolving Systems, Inc. (a)	101	587
FalconStor Software, Inc. (a)	2,755	10,634
Fortinet, Inc.	4,536	77,067
Fundtech Ltd. (a)	1,244	15,177
Geeknet, Inc. (a)	4,499	5,849
Glu Mobile, Inc. (a)	2,413	2,630
Gravity Co. Ltd. sponsored ADR (a)	917	1,376
Guidance Software, Inc. (a)	905	5,095
i2 Technologies, Inc. (a)	2,107	38,769
Informatica Corp. (a)	5,666	127,202
Interactive Intelligence, Inc. (a)	1,472	25,407
Intuit, Inc. (a)	21,654	632,513
Jack Henry & Associates, Inc.	5,160	117,906
JDA Software Group, Inc. (a)	2,238	52,548
Kenexa Corp. (a)	1,647	17,870
KongZhong Corp. sponsored ADR (a)	1,876	24,219
Lawson Software, Inc. (a)	10,903	71,415
Magic Software Enterprises Ltd. (a)	1,246	2,417
Magma Design Automation, Inc. (a)	4,785	11,675
Majesco Entertainment Co. (a)	700	658
Manhattan Associates, Inc. (a)	1,878	44,246
Mentor Graphics Corp. (a)	6,961	51,303
MICROS Systems, Inc. (a)	5,371	150,710
Microsoft Corp.	603,835	17,758,755
MicroStrategy, Inc. Class A (a)	603	52,805
Monotype Imaging Holdings, Inc. (a)	2,633	20,379
Net 1 UEPS Technologies, Inc. (a)	3,713	69,359
NetScout Systems, Inc. (a)	3,540	44,569
Nice Systems Ltd. sponsored ADR (a)	2,383	72,229
Novell, Inc. (a)	21,836	85,379
Nuance Communications, Inc. (a)	18,347	278,691
Opnet Technologies, Inc.	1,706	17,947
Oracle Corp.	340,019	7,507,620
Parametric Technology Corp. (a)	7,340	110,540
Pegasystems, Inc.	2,704	77,686
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Perfect World Co. Ltd. sponsored ADR Class B (a)	2,636	$ 116,327
Pervasive Software, Inc. (a)	1,282	6,282
Phoenix Technologies Ltd. (a)	5,559	14,620
Plato Learning, Inc. (a)	886	3,712
Progress Software Corp. (a)	2,600	62,634
QAD, Inc.	2,253	12,504
Quest Software, Inc. (a)	5,799	97,597
Radiant Systems, Inc. (a)	2,762	26,764
Renaissance Learning, Inc.	1,806	19,595
Retalix Ltd. (a)	909	11,363
Rovi Corp. (a)	6,823	203,394
S1 Corp. (a)	3,933	23,441
Salary.com, Inc. (a)	857	2,442
Shanda Games Ltd. sponsored ADR	4,189	42,895
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	2,019	100,627
Smith Micro Software, Inc. (a)	2,943	18,629
Sonic Foundry, Inc. (a)	478	2,629
Sonic Solutions, Inc. (a)	1,220	10,468
SonicWALL, Inc. (a)	4,416	34,401
Sourcefire, Inc. (a)	2,245	44,069
SRS Labs, Inc. (a)	1,570	10,880
SuccessFactors, Inc. (a)	4,501	67,785
Symantec Corp. (a)	54,565	968,529
Symyx Technologies, Inc. (a)	2,794	11,875
Synchronoss Technologies, Inc. (a)	2,767	37,299
Synopsys, Inc. (a)	8,708	195,669
Take-Two Interactive Software, Inc. (a)	5,373	60,446
Taleo Corp. Class A (a)	2,275	47,002
TeleCommunication Systems, Inc. Class A (a)	2,954	24,902
The9 Ltd. sponsored ADR (c)	1,168	8,818
THQ, Inc. (a)	5,677	27,817
TIBCO Software, Inc. (a)	12,051	103,639
TiVo, Inc. (a)	7,597	75,210
Ultimate Software Group, Inc. (a)	1,725	46,454
Unica Corp. (a)	960	6,528
Vasco Data Security International, Inc. (a)	3,544	23,320
Veraz Networks, Inc. (a)	1,800	1,710
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Versant Corp. (a)	349	$ 6,561
Websense, Inc. (a)	3,100	48,763
		36,760,420
TOTAL INFORMATION TECHNOLOGY		116,322,603
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,775	28,968
ADA-ES, Inc. (a)	172	511
Altair Nanotechnologies, Inc. (a)(c)	14,711	12,504
American Pacific Corp. (a)	617	4,362
Ampal-American Israel Corp. Class A (a)	2,681	8,043
Balchem Corp.	1,214	38,702
China Agritech, Inc. (a)	1,139	21,220
Fuwei Films Holdings Co. Ltd. (a)	926	1,111
Hawkins, Inc.	1,094	23,893
ICO, Inc. (a)	1,832	7,749
Innophos Holdings, Inc.	1,494	37,006
Innospec, Inc.	1,662	14,775
KMG Chemicals, Inc.	572	10,182
Landec Corp. (a)	4,366	27,418
Methanex Corp.	6,010	106,933
Nanophase Technologies Corp. (a)	626	538
Penford Corp.	697	5,799
Senomyx, Inc. (a)	1,884	6,180
ShengdaTech, Inc. (a)(c)	5,173	32,797
Sigma Aldrich Corp.	8,164	435,468
Yongye International, Inc. (a)(c)	2,200	17,578
Zoltek Companies, Inc. (a)(c)	3,335	29,948
		871,685
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	2,507	1,780
United States Lime & Minerals, Inc. (a)	477	16,304
		18,084
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	20,898
Silgan Holdings, Inc.	2,350	125,890
		146,788
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.6%
Century Aluminum Co. (a)	5,549	$ 54,103
China Natural Resources, Inc. (a)(c)	1,155	11,781
China Precision Steel, Inc. (a)(c)	3,260	7,009
DRDGOLD Ltd. sponsored ADR (c)	3,237	17,188
Globe Specialty Metals, Inc.	5,451	45,570
Gulf Resources, Inc. (a)(c)	3,255	29,230
Haynes International, Inc.	1,001	26,827
Horsehead Holding Corp. (a)	2,890	32,426
Kaiser Aluminum Corp.	1,403	54,212
Lihir Gold Ltd. sponsored ADR	1,851	60,750
Olympic Steel, Inc.	1,095	30,364
Pan American Silver Corp. (a)	5,652	142,656
Randgold Resources Ltd. sponsored ADR	4,332	367,094
Royal Gold, Inc.	2,523	135,788
Schnitzer Steel Industries, Inc. Class A	1,521	67,867
Silver Standard Resources, Inc. (a)	4,599	99,384
Steel Dynamics, Inc.	14,214	240,501
Universal Stainless & Alloy Products, Inc. (a)	1,071	17,382
US Energy Corp. (a)	949	5,637
		1,445,769
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp. (a)	2,358	16,718
Mercer International, Inc. (SBI) (a)	2,806	8,839
Pope Resources, Inc. LP	213	4,888
		30,445
TOTAL MATERIALS		2,512,771
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
012 Smile.Communications Ltd. (a)	1,640	26,814
8X8, Inc. (a)	2,302	2,624
Alaska Communication Systems Group, Inc.	5,059	36,981
Arbinet-thexchange, Inc. (a)	800	1,728
Atlantic Tele-Network, Inc.	1,084	50,807
Cbeyond, Inc. (a)	2,266	29,254
Clearwire Corp. Class A (a)(c)	13,443	76,087
Cogent Communications Group, Inc. (a)	3,394	28,883
Consolidated Communications Holdings, Inc.	2,550	38,760
General Communications, Inc. Class A (a)	3,767	22,753
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Global Crossing Ltd. (a)	4,081	$ 46,115
Globalstar, Inc. (a)	8,500	6,843
HickoryTech Corp.	972	7,961
iBasis, Inc. (a)	3,580	10,704
Iridium Communications, Inc. (a)	3,450	28,256
Level 3 Communications, Inc. (a)(c)	93,131	116,414
Neutral Tandem, Inc. (a)	2,278	52,553
PAETEC Holding Corp. (a)	10,485	38,480
SureWest Communications (a)	1,410	12,281
Telefonos de Mexico SA de CV Series A sponsored ADR	257	4,510
tw telecom, inc. (a)	9,415	136,988
Warwick Valley Telephone Co.	420	5,376
		781,172
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series A sponsored ADR	375	18,056
FiberTower Corp. (a)(c)	6,611	3,570
ICO Global Communications Holdings Ltd. Class A (a)	6,456	5,552
IPCS, Inc. (a)	1,644	39,472
Leap Wireless International, Inc. (a)(c)	4,986	71,948
Linktone Ltd. sponsored ADR (a)	452	1,071
Millicom International Cellular SA (a)(c)	7,231	540,879
NII Holdings, Inc. (a)	11,042	329,052
NTELOS Holdings Corp.	2,836	47,673
Partner Communications Co. Ltd. ADR	591	10,904
SBA Communications Corp. Class A (a)	7,725	247,509
Shenandoah Telecommunications Co.	1,781	29,921
Terrestar Corp. (a)(c)	8,807	9,952
USA Mobility, Inc.	2,645	26,397
Vodafone Group PLC sponsored ADR	41,550	942,770
		2,324,726
TOTAL TELECOMMUNICATION SERVICES		3,105,898
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	1,440	49,450
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	9,322
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	3,087
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	$ 7,253
Cadiz, Inc. (a)	828	10,714
Connecticut Water Service, Inc.	1,238	28,103
Consolidated Water Co., Inc.	1,157	15,157
Middlesex Water Co.	1,342	21,687
Pure Cycle Corp. (a)	764	1,918
Southwest Water Co.	4,402	25,972
Tri-Tech Holding, Inc.	664	14,973
York Water Co.	818	11,935
		137,712
TOTAL UTILITIES		199,571
TOTAL COMMON STOCKS (Cost $202,703,484)		219,708,045
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.45% 12/17/09 (d) (Cost $699,859)	$ 700,000	699,978
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	720,043	720,043
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	12,607,167	12,607,167
TOTAL MONEY MARKET FUNDS (Cost $13,327,210)		13,327,210
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $216,730,553)		233,735,233
NET OTHER ASSETS - (5.8)%		(12,833,544)
NET ASSETS - 100%		$ 220,901,689
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 CME E-mini NASDAQ 100 Index Contracts	Dec. 2009	$ 1,131,200	$ 36,906

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $699,978.

(e) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,276
Fidelity Securities Lending Cash Central Fund	177,813
Total	$ 197,089
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,669,775	$ 29,669,775	$ -	$ -
Consumer Staples	4,178,329	4,178,329	-	-
Energy	2,790,940	2,790,940	-	-
Financials	17,487,694	17,487,694	-	-
Health Care	31,458,166	31,458,166	-	-
Industrials	11,982,298	11,982,298	-	-
Information Technology	116,322,603	116,322,603	-	-
Materials	2,512,771	2,512,771	-	-
Telecommunication Services	3,105,898	3,105,898	-	-
Utilities	199,571	199,571	-	-
U.S. Government and Government Agency Obligations	699,978	-	699,978	-
Money Market Funds	13,327,210	13,327,210	-	-
Total Investments in Securities:	$ 233,735,233	$ 233,035,255	$ 699,978	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 36,906	$ 36,906	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 36,906	$ -
Total Value of Derivatives	$ 36,906	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $5,497,338 of which $5,238,336 and $259,002 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009
Assets
Investment in securities, at value (including securities loaned of $12,267,103) - See accompanying schedule: Unaffiliated issuers (cost $203,403,343)	$ 220,408,023
Fidelity Central Funds (cost $13,327,210)	13,327,210
Total Investments (cost $216,730,553)		$ 233,735,233
Cash		8,109
Receivable for investments sold		57,603
Receivable for fund shares sold		253,312
Dividends receivable		335,102
Distributions receivable from Fidelity Central Funds		19,233
Receivable for daily variation on futures contracts		7,853
Prepaid expenses		1,100
Receivable from investment adviser for expense reductions		39,248
Other receivables		1,188
Total assets		234,457,981

Liabilities
Payable for investments purchased	$ 30,528
Payable for fund shares redeemed	734,161
Accrued management fee	44,238
Distribution fees payable	32,735
Other affiliated payables	34,205
Other payables and accrued expenses	73,258
Collateral on securities loaned, at value	12,607,167
Total liabilities		13,556,292

Net Assets		$ 220,901,689
Net Assets consist of:
Paid in capital		$ 209,000,138
Undistributed net investment income		952,669
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,092,704)
Net unrealized appreciation (depreciation) on investments		17,041,586
Net Assets, for 7,740,476 shares outstanding		$ 220,901,689
Net Asset Value, offering price and redemption price per share ($220,901,689 ÷ 7,740,476 shares)		$ 28.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2009
Investment Income
Dividends		$ 1,605,730
Interest		6,082
Income from Fidelity Central Funds (including $177,813 from security lending)		197,089
Total income		1,808,901

Expenses
Management fee	$ 395,224
Transfer agent fees	243,019
Distribution fees	98,794
Licensing fees	98,794
Accounting and security lending fees	64,598
Custodian fees and expenses	20,024
Independent trustees' compensation	1,104
Registration fees	36,054
Audit	55,323
Legal	624
Miscellaneous	2,091
Total expenses before reductions	1,015,649
Expense reductions	(438,282)	577,367
Net investment income (loss)		1,231,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,180,808)
Foreign currency transactions	(954)
Futures contracts	1,500,292
Total net realized gain (loss)		318,530
Change in net unrealized appreciation (depreciation) on: Investment securities	56,448,910
Futures contracts	273,587
Total change in net unrealized appreciation (depreciation)		56,722,497
Net gain (loss)		57,041,027
Net increase (decrease) in net assets resulting from operations		$ 58,272,561

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,231,534	$ 1,178,812
Net realized gain (loss)	318,530	(6,076,069)
Change in net unrealized appreciation (depreciation)	56,722,497	(76,235,005)
Net increase (decrease) in net assets resulting from operations	58,272,561	(81,132,262)
Distributions to shareholders from net investment income	(1,155,385)	(955,824)
Distributions to shareholders from net realized gain	-	(2,655,065)
Total distributions	(1,155,385)	(3,610,889)
Share transactions Proceeds from sales of shares	102,813,332	80,730,441
Reinvestment of distributions	1,098,205	3,480,678
Cost of shares redeemed	(58,869,179)	(71,473,364)
Net increase (decrease) in net assets resulting from share transactions	45,042,358	12,737,755
Redemption fees	87,347	89,618
Total increase (decrease) in net assets	102,246,881	(71,915,778)

Net Assets
Beginning of period	118,654,808	190,570,586
End of period (including undistributed net investment income of $952,669 and undistributed net investment income of $1,014,338, respectively)	$ 220,901,689	$ 118,654,808
Other Information Shares
Sold	4,345,451	2,829,865
Issued in reinvestment of distributions	53,105	97,635
Redeemed	(2,451,844)	(2,445,688)
Net increase (decrease)	1,946,712	481,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 20.48	$ 35.88	$ 32.95	$ 30.32	$ 28.79
Income from Investment Operations
Net investment income (loss) B	.18	.22	.18	.14	.09
Net realized and unrealized gain (loss)	8.07	(14.96)	3.07	2.69	1.86
Total from investment operations	8.25	(14.74)	3.25	2.83	1.95
Distributions from net investment income	(.20)	(.18)	(.10)	(.08)	(.30)
Distributions from net realized gain	-	(.50)	(.25)	(.13)	(.14)
Total distributions	(.20)	(.68)	(.35)	(.21)	(.44)
Redemption fees added to paid in capital B	.01	.02	.03	.01	.02
Net asset value, end of period	$ 28.54	$ 20.48	$ 35.88	$ 32.95	$ 30.32
Total Return A	40.70%	(41.83)%	10.05%	9.42%	6.92%
Ratios to Average Net Assets C, E
Expenses before reductions	.62%	.61%	.60%	.58%	.65%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.42%	.45%
Expenses net of all reductions	.35%	.35%	.35%	.42%	.45%
Net investment income (loss)	.75%	.72%	.52%	.47%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,902	$ 118,655	$ 190,571	$ 179,412	$ 117,324
Portfolio turnover rate D	3%	13%	18%	7%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 22, 2010 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level includes readily available unadjusted quoted prices in

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3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,811,264
Gross unrealized depreciation	(35,365,047)
Net unrealized appreciation (depreciation)	$ 16,446,217

Tax Cost	$ 217,289,016

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 995,225
Capital loss carryforward	(5,497,338)
Net unrealized appreciation (depreciation)	$ 16,403,664

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 1,155,385	$ 1,752,343
Long-term Capital Gains	-	1,858,546
Total	$ 1,155,385	$ 3,610,889

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are

Annual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 1,500,292	$ 273,587
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,500,292	$ 273,587

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $1,500,292 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $273,587 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $56,191,251 and $5,374,570, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .06% of average net assets. The total amounts paid to and retained by FDC were $98,794 and $0, respectively.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $754 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2011. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $438,254.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Fund as of November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 22, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates 95% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 96% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Nasdaq Composite Index Fund

The Board stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark.

The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 34% means that 66% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Nasdaq Composite Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008. The Board also considered that, following discussions with the Board, effective September 1, 2006, FMR contractually agreed to waive a portion of its management fee until January 31, 2010, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 35 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EIF-UANN-0110
1.795563.106

Fidelity®
Nasdaq Composite® Index Tracking Stock

Annual Report

November 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite® and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Annual Report

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

The fund's net asset value per share (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity® Nasdaq Composite® Index Tracking Stock - NAV	40.62%	5.49%	21.74%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	42.25%	4.99%	21.27%
Nasdaq Composite® Index	41.07%	6.45%	23.62%

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity Nasdaq Composite Index Tracking Stock - NAV	40.62%	1.07%	3.23%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	42.25%	0.98%	3.17%

A From September 25, 2003.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Tracking Stock - NAV on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Jeffrey Adams, who oversees the Fidelity® Nasdaq Composite® Index Tracking Stock's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund returned 40.62%, about in line with the Nasdaq index. During the same period, the fund's market price returned 42.25%. Most of the big winners came from the technology sector, led by computer and electronics products company Apple, whose share price more than doubled on strong sales and earnings. Software giant Microsoft was helped by cost cuts and better-than-expected profits, while shares of Internet search leader Google shrugged off investors' fears about online ad spending. Other technology contributors included network products and semiconductor manufacturers Cisco Systems and Intel, respectively. Elsewhere, consumer discretionary was home to some of the period's biggest gainers, including online retailer Amazon.com, which rose sharply in October on much-stronger-than-expected profits. In contrast, the financial sector had particularly weak results, dragged down mainly by banks such as Zions Bancorp. Cable service provider Comcast also fell, as investors were cautious about the company's plans to take an ownership stake in NBC Universal. A temporary shutdown of a key manufacturing plant weighed on the earnings of biotechnology company Genzyme. Private education company Apollo Group was hurt by the announcement of an accounting inquiry by the U.S. Securities and Exchange Commission.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2009

From December 1, 2004
to November 30, 2009	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	598	47.50%	462	36.70%
25 - <50	76	6.04%	43	3.42%
50 - <75	21	1.67%	18	1.43%
75 - <100	6	0.48%	7	0.56%
100 or above	14	1.10%	14	1.10%
Total	715	56.79%	544	43.21%

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and(2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	.30%	$ 1,000.00	$ 1,213.60	$ 1.66
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.56	$ 1.52

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	8.1	7.0
Apple, Inc.	5.5	4.6
Google, Inc. Class A	4.4	3.8
Cisco Systems, Inc.	4.2	4.1
Oracle Corp.	3.4	3.7
Intel Corp.	3.3	3.3
QUALCOMM, Inc.	2.3	2.7
Amazon.com, Inc.	1.8	1.3
Amgen, Inc.	1.8	2.0
Gilead Sciences, Inc.	1.3	1.5
	36.1
Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.9	52.2
Health Care	14.4	14.8
Consumer Discretionary	13.5	12.8
Financials	8.0	8.8
Industrials	5.4	5.8
Consumer Staples	1.9	2.0
Telecommunication Services	1.4	1.1
Energy	1.3	1.2
Materials	1.1	1.2
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,126	$ 7,465
Amerityre Corp. (a)	1,291	336
Ballard Power Systems, Inc. (a)	4,911	11,074
China Automotive Systems, Inc. (a)	976	18,886
China XD Plastics Co. Ltd. (a)	1,500	12,135
Dorman Products, Inc. (a)	1,001	14,805
Exide Technologies (a)	2,941	22,058
Federal-Mogul Corp. Class A (a)	3,831	51,719
Fuel Systems Solutions, Inc. (a)	621	29,957
Gentex Corp.	5,706	94,834
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	7,301	9,126
Shiloh Industries, Inc. (a)	795	3,339
Spartan Motors, Inc.	786	4,071
Westport Innovations, Inc. (a)	1,200	14,496
Wonder Auto Technology, Inc. (a)	1,170	13,946
		308,247
Distributors - 0.1%
Audiovox Corp. Class A (a)	346	2,550
Core-Mark Holding Co., Inc. (a)	470	14,138
LKQ Corp. (a)	5,616	97,887
		114,575
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	786	25,176
Apollo Group, Inc. Class A (non-vtg.) (a)	5,878	335,457
Capella Education Co. (a)	696	49,611
Career Education Corp. (a)	3,621	94,255
ChinaCast Education Corp. (a)	1,400	9,870
Coinstar, Inc. (a)	1,281	34,318
Corinthian Colleges, Inc. (a)(c)	3,336	49,440
Education Management Corp.	5,400	114,372
Grand Canyon Education, Inc.	1,613	30,921
Learning Tree International, Inc. (a)	981	10,801
Lincoln Educational Services Corp. (a)	1,060	23,447
Matthews International Corp. Class A	1,320	45,725
Princeton Review, Inc. (a)	1,131	4,388
Steiner Leisure Ltd. (a)	630	24,917
Stewart Enterprises, Inc. Class A	4,161	19,473
Strayer Education, Inc.	491	96,973
		969,144
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	1,036	$ 8,112
Ambassadors Group, Inc.	986	11,615
Ambassadors International, Inc. (a)	546	225
Ameristar Casinos, Inc.	2,331	40,513
Benihana, Inc. (a)	136	476
Benihana, Inc. Class A (sub. vtg.) (a)	256	840
BJ's Restaurants, Inc. (a)	1,200	20,484
Bob Evans Farms, Inc.	1,335	33,722
Buffalo Wild Wings, Inc. (a)	636	25,402
California Pizza Kitchen, Inc. (a)	1,056	13,263
Caribou Coffee Co., Inc. (a)	636	5,355
Carrols Restaurant Group, Inc. (a)	690	4,568
Century Casinos, Inc. (a)	1,051	2,649
Churchill Downs, Inc.	690	23,874
Cosi, Inc. (a)	2,295	1,377
Cracker Barrel Old Country Store, Inc.	756	28,395
Ctrip.com International Ltd. sponsored ADR (a)	2,636	193,351
Denny's Corp. (a)	5,491	12,574
Einstein Noah Restaurant Group, Inc. (a)	801	7,954
Empire Resorts, Inc. (a)	1,786	4,912
FortuNet, Inc.	526	884
Gaming Partners International Corp. (a)	405	2,066
Great Wolf Resorts, Inc. (a)	1,656	4,024
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,000	35,130
International Speedway Corp. Class A	804	21,684
Interval Leisure Group, Inc. (a)	1,956	22,377
Isle of Capri Casinos, Inc. (a)	1,311	9,924
Jack in the Box, Inc. (a)	2,257	42,138
Jamba, Inc. (a)	2,631	4,867
Lakes Entertainment, Inc. (a)	1,276	3,267
McCormick & Schmick's Seafood Restaurants (a)	786	4,865
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	5,406	22,867
Monarch Casino & Resort, Inc. (a)	976	7,300
Morgans Hotel Group Co. (a)	1,296	4,769
MTR Gaming Group, Inc. (a)	1,590	2,401
Multimedia Games, Inc. (a)	1,111	6,099
O'Charleys, Inc. (a)	1,021	6,555
P.F. Chang's China Bistro, Inc. (a)	911	29,717
Panera Bread Co. Class A (a)	1,060	66,738
Papa John's International, Inc. (a)	1,026	22,695
Peet's Coffee & Tea, Inc. (a)	645	21,001
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Penn National Gaming, Inc. (a)	3,230	$ 86,532
Premier Exhibitions, Inc. (a)	1,531	1,807
Red Robin Gourmet Burgers, Inc. (a)	795	12,410
Rick's Cabaret International, Inc. (a)	546	3,806
Ruth's Hospitality Group, Inc. (a)	630	1,367
Scientific Games Corp. Class A (a)	3,891	55,058
Shuffle Master, Inc. (a)	2,856	23,334
Sonic Corp. (a)	2,295	22,124
Starbucks Corp. (a)	29,000	635,100
Texas Roadhouse, Inc. Class A (a)	2,651	27,252
The Cheesecake Factory, Inc. (a)	2,676	50,389
Town Sports International Holdings, Inc. (a)	1,156	2,543
Wynn Resorts Ltd.	4,775	308,179
Youbet.com, Inc. (a)	3,915	11,432
		2,022,362
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	831	3,299
Cavco Industries, Inc. (a)	221	7,887
Deer Consumer Products, Inc. (a)	1,000	17,550
Dixie Group, Inc. (a)	511	1,380
Flexsteel Industries, Inc.	886	7,354
Garmin Ltd. (c)	7,800	233,064
Helen of Troy Ltd. (a)	1,061	21,804
Hooker Furniture Corp.	791	9,650
iRobot Corp. (a)	926	13,057
Lifetime Brands, Inc.	540	3,348
Makita Corp. sponsored ADR	86	2,905
Palm Harbor Homes, Inc. (a)	1,816	3,541
Stanley Furniture Co., Inc.	901	6,694
Universal Electronics, Inc. (a)	671	14,433
		345,966
Internet & Catalog Retail - 2.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	4,032
Amazon.com, Inc. (a)	16,850	2,290,084
Bidz.com, Inc. (a)	966	2,222
Blue Nile, Inc. (a)	666	37,223
dELiA*s, Inc. (a)	1,231	2,031
Drugstore.com, Inc. (a)	3,246	9,673
Expedia, Inc. (a)	10,341	263,489
Gaiam, Inc. Class A (a)	826	5,856
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
HSN, Inc. (a)	2,103	$ 37,686
Liberty Media Corp. Interactive Series A (a)	23,845	253,711
NetFlix, Inc. (a)(c)	2,336	136,960
NutriSystem, Inc.	1,365	33,716
Overstock.com, Inc. (a)	971	14,196
PetMed Express, Inc.	1,226	20,131
Priceline.com, Inc. (a)	1,643	351,799
Shutterfly, Inc. (a)	1,000	14,340
Stamps.com, Inc. (a)	675	6,014
Ticketmaster Entertainment, Inc. (a)	1,956	20,597
US Auto Parts Network, Inc. (a)	1,216	5,606
ValueVision Media, Inc. Class A (a)	1,606	5,669
Vitacost.com, Inc.	1,100	8,800
		3,523,835
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc.	780	5,265
JAKKS Pacific, Inc. (a)	1,086	13,097
Mattel, Inc.	13,687	266,349
Optimal Group, Inc. Class A (a)	282	592
Pool Corp.	1,926	34,784
RC2 Corp. (a)	870	11,919
Smith & Wesson Holding Corp. (a)	2,189	10,814
		342,820
Media - 4.8%
AirMedia Group, Inc. ADR (a)	541	3,765
Alloy, Inc. (a)	601	4,808
ante4, Inc. (a)	1,358	1,562
Ascent Media Corp. (a)	525	12,023
Beasley Broadcast Group, Inc. Class A (a)	961	3,479
Carmike Cinemas, Inc. (a)	600	3,654
Central European Media Enterprises Ltd. Class A (a)	1,995	49,695
CKX, Inc. (a)	4,476	24,439
Comcast Corp.:
Class A	79,706	1,169,287
Class A (special) (non-vtg.)	30,805	425,417
Crown Media Holdings, Inc. Class A (a)(c)	3,690	5,683
CTC Media, Inc. (a)	6,015	83,909
Cumulus Media, Inc. Class A (a)	2,040	4,590
DIRECTV (a)	37,939	1,200,011
Discovery Communications, Inc. (a)	5,212	166,523
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. Class C (a)	5,331	$ 149,481
DISH Network Corp. Class A	8,361	173,156
DreamWorks Animation SKG, Inc. Class A (a)	3,124	104,560
EDCI Holdings, Inc. (a)	316	1,817
Emmis Communications Corp. Class A (a)	1,171	1,323
Fisher Communications, Inc. (a)	375	6,038
Focus Media Holding Ltd. ADR (a)	4,605	57,839
Global Sources Ltd.	1,719	10,108
Global Traffic Network, Inc. (a)	576	2,448
Harris Interactive, Inc. (a)	2,721	2,803
IMAX Corp. (a)	2,611	27,363
Knology, Inc. (a)	1,300	12,818
Lamar Advertising Co. Class A (a)	3,066	84,867
Liberty Global, Inc.:
Class A (a)	5,300	102,237
Class B (a)	206	3,920
Class C (a)	5,100	98,889
Liberty Media Corp.:
Capital Series A (a)	3,531	78,000
Starz Series A (a)	1,986	95,030
LodgeNet Entertainment Corp. (a)	1,156	5,190
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,636	13,464
Mediacom Communications Corp. Class A (a)	1,660	6,706
Morningstar, Inc. (a)	1,806	83,726
National CineMedia, Inc.	1,600	23,376
Navarre Corp. (a)	1,456	3,101
Net Servicos de Comunicacao SA sponsored ADR	2,192	31,368
New Frontier Media, Inc. (a)	1,456	2,679
News Corp.:
Class A	71,538	819,825
Class B (c)	31,500	431,235
Outdoor Channel Holdings, Inc. (a)	1,881	11,041
Private Media Group, Inc. (a)	2,355	1,766
Radio One, Inc. Class D (non-vtg.) (a)	2,013	4,429
RCN Corp. (a)	1,951	16,720
Regent Communication, Inc. (a)	2,601	775
Rentrak Corp. (a)	486	7,266
RRSat Global Communications Network Ltd.	906	10,374
Salem Communications Corp. Class A (a)	702	3,426
Scholastic Corp.	1,400	35,294
Sinclair Broadcast Group, Inc. Class A	3,015	11,065
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc. (a)	138,756	$ 87,416
Spanish Broadcasting System, Inc. Class A (a)	11,253	7,652
Value Line, Inc.	450	11,925
Virgin Media, Inc.	13,086	215,396
VisionChina Media, Inc. ADR (a)	3,138	28,932
WPP PLC sponsored ADR	650	30,570
Xinhua Sports & Entertainment sponsored ADR (a)	5,007	5,157
		6,081,416
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	3,501	171,444
Fred's, Inc. Class A	1,836	17,938
Sears Holdings Corp. (a)(c)	4,535	321,758
The Bon-Ton Stores, Inc.	511	6,571
Tuesday Morning Corp. (a)	1,641	3,709
		521,420
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	871	2,709
America's Car Mart, Inc. (a)	495	11,974
AutoChina International Ltd. (a)(c)	396	10,494
bebe Stores, Inc.	4,111	22,199
Bed Bath & Beyond, Inc. (a)	9,916	370,462
Big 5 Sporting Goods Corp.	1,041	17,010
Books-A-Million, Inc.	771	5,451
Cache, Inc. (a)	691	2,833
Casual Male Retail Group, Inc. (a)	1,350	3,524
Charming Shoppes, Inc. (a)	5,121	24,683
Citi Trends, Inc. (a)	615	16,777
Coldwater Creek, Inc. (a)	3,396	14,399
Conn's, Inc. (a)(c)	1,091	6,241
Cost Plus, Inc. (a)	841	1,379
Destination Maternity Corp. (a)	135	2,390
Dress Barn, Inc. (a)(c)	2,616	56,166
Finish Line, Inc. Class A	1,876	16,603
Golfsmith International Holdings, Inc. (a)	570	1,391
Gymboree Corp. (a)	1,161	46,347
Hibbett Sports, Inc. (a)	1,161	21,955
Hot Topic, Inc. (a)	1,891	10,854
Jos. A. Bank Clothiers, Inc. (a)	641	26,159
Kirkland's, Inc. (a)	931	14,179
Monro Muffler Brake, Inc.	785	23,534
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
O'Reilly Automotive, Inc. (a)	5,010	$ 194,288
Pacific Sunwear of California, Inc. (a)	2,790	9,319
PetSmart, Inc.	5,016	129,112
Rent-A-Center, Inc. (a)	2,661	47,073
Ross Stores, Inc.	4,881	214,666
Rue21, Inc.	1,041	25,723
Select Comfort Corp. (a)	2,041	10,511
Shoe Carnival, Inc. (a)	236	4,269
Staples, Inc.	27,682	645,544
Stein Mart, Inc. (a)	1,770	18,178
The Children's Place Retail Stores, Inc. (a)	1,196	38,176
Tractor Supply Co. (a)	1,160	54,160
Trans World Entertainment Corp. (a)	2,931	4,221
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,647	43,490
Urban Outfitters, Inc. (a)	6,403	202,591
West Marine, Inc. (a)	916	6,412
Wet Seal, Inc. Class A (a)	5,280	15,365
Winmark Corp. (a)	300	6,480
Zumiez, Inc. (a)	1,176	12,854
		2,412,145
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	405	7,351
Columbia Sportswear Co.	1,371	52,674
Crocs, Inc. (a)	3,216	15,662
Deckers Outdoor Corp. (a)	531	49,187
Exceed Co. Ltd. (a)	1,148	10,458
FGX International Ltd. (a)	1,006	16,599
Fossil, Inc. (a)	2,490	76,817
Fuqi International, Inc. (a)(c)	1,042	22,841
G-III Apparel Group Ltd. (a)	750	12,728
Heelys, Inc.	960	1,968
Iconix Brand Group, Inc. (a)	2,505	28,206
K-Swiss, Inc. Class A	1,411	12,318
LJ International, Inc. (a)	981	3,090
Lululemon Athletica, Inc. (a)	2,003	52,419
Perry Ellis International, Inc. (a)	736	10,289
Steven Madden Ltd. (a)	681	24,298
Tandy Brands Accessories, Inc. (a)	1,011	3,235
True Religion Apparel, Inc. (a)	956	17,629
Volcom, Inc. (a)	1,384	21,729
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Wacoal Holdings Corp. sponsored ADR	221	$ 12,721
Weyco Group, Inc.	600	13,902
		466,121
TOTAL CONSUMER DISCRETIONARY		17,108,051
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	2,200	61,336
Coca-Cola Bottling Co. Consolidated	315	14,912
Hansen Natural Corp. (a)	3,576	125,053
Jones Soda Co. (a)	1,516	1,122
MGP Ingredients, Inc. (a)	1,560	10,343
National Beverage Corp. (a)	2,431	26,133
		238,899
Food & Staples Retailing - 1.1%
Andersons, Inc.	716	18,709
Arden Group, Inc. Class A	161	14,971
Casey's General Stores, Inc.	1,765	53,991
Costco Wholesale Corp.	17,105	1,024,761
Ingles Markets, Inc. Class A	861	13,440
Nash-Finch Co.	538	17,652
PriceSmart, Inc.	1,215	22,830
QKL Stores, Inc. (a)	2,086	12,829
Spartan Stores, Inc.	873	12,074
Susser Holdings Corp. (a)	641	6,795
The Pantry, Inc. (a)	881	13,021
United Natural Foods, Inc. (a)	1,731	43,639
Village Super Market, Inc. Class A	275	8,311
Whole Foods Market, Inc. (a)(c)	5,308	136,150
Winn-Dixie Stores, Inc. (a)	2,121	22,864
		1,422,037
Food Products - 0.4%
AgFeed Industries, Inc. (a)(c)	1,833	9,770
Alico, Inc.	240	6,242
American Italian Pasta Co. Class A (a)	767	24,460
Bridgford Foods Corp.	391	3,562
Cal-Maine Foods, Inc.	888	24,367
Calavo Growers, Inc.	741	12,508
Cresud S.A.C.I.F. y A. sponsored ADR	2,370	33,204
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Diamond Foods, Inc.	756	$ 23,345
Farmer Brothers Co.	750	13,073
Green Mountain Coffee Roasters, Inc. (a)	1,713	107,885
Hain Celestial Group, Inc. (a)	1,455	25,230
Imperial Sugar Co.	496	7,490
J&J Snack Foods Corp.	855	30,866
Lancaster Colony Corp.	1,121	53,494
Lance, Inc.	1,491	36,306
Lifeway Foods, Inc. (a)	786	8,882
Origin Agritech Ltd. (a)(c)	1,719	23,241
Sanderson Farms, Inc.	757	30,409
Smart Balance, Inc. (a)	2,551	13,750
SunOpta, Inc. (a)	2,641	8,874
Synutra International, Inc. (a)(c)	2,181	26,608
Yuhe International, Inc. (a)	1,746	10,459
Zhongpin, Inc. (a)	1,276	17,366
		551,391
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,321	11,519
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,906	15,725
WD-40 Co.	700	22,505
		49,749
Personal Products - 0.2%
Bare Escentuals, Inc. (a)	3,306	42,284
Chattem, Inc. (a)	780	51,355
China Sky One Medical, Inc. (a)(c)	576	9,452
China-Biotics, Inc. (a)	650	9,191
Elizabeth Arden, Inc. (a)	1,380	20,355
Inter Parfums, Inc.	1,381	16,282
Mannatech, Inc.	1,156	3,283
Nutraceutical International Corp. (a)	550	6,573
Parlux Fragrances, Inc. (a)	1,126	2,365
Physicians Formula Holdings, Inc. (a)	856	1,738
Reliv International, Inc.	601	2,128
USANA Health Sciences, Inc. (a)	681	21,853
		186,859
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,231	$ 1,809
TOTAL CONSUMER STAPLES		2,450,744
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	1,506	22,123
Bronco Drilling Co., Inc. (a)	1,056	5,565
Dawson Geophysical Co. (a)	450	9,738
ENGlobal Corp. (a)	1,050	3,150
Exterran Partners LP	360	6,959
Global Industries Ltd. (a)	4,221	24,777
Gulf Island Fabrication, Inc.	651	14,315
Hercules Offshore, Inc. (a)	4,000	20,440
Lufkin Industries, Inc.	600	36,102
Matrix Service Co. (a)	1,041	8,911
Mitcham Industries, Inc. (a)	336	2,396
Omni Energy Services Corp. (a)	765	903
OYO Geospace Corp. (a)	206	6,705
Patterson-UTI Energy, Inc.	6,111	94,048
PHI, Inc. (non-vtg.) (a)	476	8,449
Seahawk Drilling, Inc. (a)	450	9,689
Superior Well Services, Inc. (a)	1,131	14,669
T-3 Energy Services, Inc. (a)	480	11,981
Tesco Corp. (a)	1,470	15,714
Trico Marine Services, Inc. (a)(c)	1,457	7,445
Union Drilling, Inc. (a)	1,161	6,943
		331,022
Oil, Gas & Consumable Fuels - 1.0%
Alliance Holdings GP, LP	2,376	57,285
Alliance Resource Partners LP	1,356	52,979
APCO Argentina, Inc.	1,041	22,871
Approach Resources, Inc. (a)	1,050	7,350
Atlas Energy, Inc.	3,055	78,514
ATP Oil & Gas Corp. (a)	1,476	23,542
BreitBurn Energy Partners LP	2,100	22,911
Brigham Exploration Co. (a)	3,300	34,452
Calumet Specialty Products Partners LP	843	15,157
Capital Product Partners LP	1,309	9,922
Carrizo Oil & Gas, Inc. (a)(c)	1,191	25,071
Clayton Williams Energy, Inc. (a)	465	13,146
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clean Energy Fuels Corp. (a)	2,500	$ 29,250
Copano Energy LLC	1,866	37,693
CREDO Petroleum Corp. (a)	1,004	9,548
Crosstex Energy LP	1,976	11,856
Crosstex Energy, Inc.	2,006	9,749
Delta Petroleum Corp. (a)(c)	10,810	9,837
Dorchester Minerals LP	1,144	23,704
Double Eagle Petroleum Co. (a)	405	1,770
Eagle Rock Energy Partners LP	1,881	8,897
Energy XXI (Bermuda) Ltd.	5,776	12,996
EV Energy Partners LP	1,265	32,700
FX Energy, Inc. (a)	1,740	4,298
Geomet, Inc. (a)	2,416	2,730
Georesources, Inc. (a)	798	8,586
GMX Resources, Inc. (a)	656	7,662
Golar LNG Ltd. (NASDAQ)	2,796	35,146
Green Plains Renewable Energy, Inc. (a)	553	6,420
Gulfport Energy Corp. (a)	1,521	14,465
Hiland Holdings GP LP	851	2,672
Hiland Partners LP	266	2,617
Inergy Holdings LP	876	46,866
Inergy LP	1,986	65,657
Isramco, Inc. (a)	100	7,015
Ivanhoe Energy, Inc. (a)	9,936	26,546
James River Coal Co. (a)	1,160	21,263
Knightsbridge Tankers Ltd.	941	12,289
Legacy Reserves LP	1,241	21,978
Linn Energy LLC	5,021	124,571
Martin Midstream Partners LP	608	15,984
NGAS Resources, Inc. (a)	1,291	2,311
Pacific Ethanol, Inc. (a)	1,426	834
Petroleum Development Corp. (a)	600	10,782
PrimeEnergy Corp. (a)	165	5,660
Quest Resource Corp. (a)	1,186	415
Ram Energy Resources, Inc. (a)	6,236	9,728
Regency Energy Partners LP	3,166	63,098
Rex Energy Corp. (a)	1,615	14,616
Rosetta Resources, Inc. (a)	2,181	34,351
StealthGas, Inc.	1,116	6,729
Syntroleum Corp. (a)	2,661	5,588
Targa Resources Partners LP	1,545	30,869
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TC Pipelines LP	1,500	$ 54,285
TEL Offshore Trust	300	1,476
Top Ships, Inc. (a)	2,745	2,910
Toreador Resources Corp.	2,059	16,987
TransGlobe Energy Corp. (a)	1,816	6,504
Uranium Resources, Inc. (a)	7,910	7,673
Verenium Corp. (a)	187	767
Warren Resources, Inc. (a)	2,571	6,145
Zion Oil & Gas, Inc. (a)	1,119	6,848
		1,266,541
TOTAL ENERGY		1,597,563
FINANCIALS - 8.0%
Capital Markets - 2.2%
American Capital Ltd.	10,428	30,658
BGC Partners, Inc. Class A	3,000	12,690
Broadpoint Gleacher Securities Group, Inc. (a)	4,606	24,965
Calamos Asset Management, Inc. Class A	941	9,890
Capital Southwest Corp.	195	15,263
Charles Schwab Corp.	45,671	837,149
Cowen Group, Inc. New Class A (a)	2,711	17,865
Diamond Hill Investment Group, Inc.	180	10,827
E*TRADE Financial Corp. (a)	72,517	118,928
Epoch Holding Corp.	1,101	10,570
FBR Capital Markets Corp. (a)	2,895	18,152
FirstCity Financial Corp. (a)	871	6,515
GFI Group, Inc.	4,506	21,899
Harris & Harris Group, Inc. (a)	1,245	5,042
International Assets Holding Corp. (a)	764	12,614
Knight Capital Group, Inc. Class A (a)	3,311	48,473
Northern Trust Corp.	9,529	471,686
optionsXpress Holdings, Inc.	2,355	36,032
Penson Worldwide, Inc. (a)	891	7,992
Prospect Capital Corp.	2,651	28,843
Sanders Morris Harris Group, Inc.	975	4,914
SEI Investments Co.	7,535	131,938
T. Rowe Price Group, Inc.	9,797	479,367
TD Ameritrade Holding Corp. (a)	22,267	437,324
Thomas Weisel Partners Group, Inc. (a)	1,146	5,157
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)	1,791	$ 13,182
U.S. Global Investments, Inc. Class A	1,078	13,863
		2,831,798
Commercial Banks - 2.5%
1st Source Corp.	1,106	15,705
Alliance Financial Corp.	360	10,159
Amcore Financial, Inc. (a)	786	354
American National Bankshares, Inc.	525	10,663
American River Bankshares	496	3,105
AmericanWest Bancorp (a)	795	262
Ameris Bancorp	711	4,700
Ames National Corp.	341	6,592
Arrow Financial Corp.	660	16,685
Associated Banc-Corp.	5,017	56,893
BancFirst Corp.	600	22,530
Bancorp Rhode Island, Inc.	200	5,044
Bancorp, Inc., Delaware (a)	615	3,573
BancTrust Financial Group, Inc. (c)	1,251	3,390
Bank of Florida Corp. (a)	570	388
Bank of Granite Corp. (a)	1,035	486
Bank of Marin Bancorp	371	12,058
Bank of the Ozarks, Inc.	720	19,138
Banner Corp. (c)	735	2,051
BNC Bancorp	360	2,502
BOK Financial Corp. (c)	2,767	128,610
Boston Private Financial Holdings, Inc.	2,700	12,663
Bridge Capital Holdings (a)	516	3,741
Bryn Mawr Bank Corp.	570	8,567
Camden National Corp.	434	13,306
Capital Bank Corp.	330	1,379
Capital City Bank Group, Inc.	876	10,749
Cardinal Financial Corp.	1,266	10,723
Cascade Bancorp (c)	1,236	1,100
Cascade Financial Corp.	871	1,655
Cathay General Bancorp	1,926	15,042
Center Bancorp, Inc.	1,211	10,342
Center Financial Corp., California	570	2,588
Centerstate Banks of Florida, Inc.	615	5,074
Century Bancorp, Inc. Class A (non-vtg.)	164	3,439
Chemical Financial Corp.	926	21,789
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Citizens & Northern Corp.	330	$ 2,888
Citizens Banking Corp., Michigan (a)	5,255	2,943
City Bank Lynnwood, Washington	765	1,400
City Holding Co.	726	23,682
CNB Financial Corp., Pennsylvania	681	11,039
CoBiz, Inc.	1,196	5,083
Colony Bankcorp, Inc.	420	1,894
Columbia Bancorp, Oregon (a)(c)	3,120	3,869
Columbia Banking Systems, Inc.	801	11,751
Commerce Bancshares, Inc.	3,239	130,208
Community Trust Bancorp, Inc.	735	17,228
CVB Financial Corp.	3,136	24,304
Danvers Bancorp, Inc.	1,485	20,062
Eagle Bancorp, Inc., Maryland (a)	1,700	16,609
East West Bancorp, Inc.	4,300	62,737
Eastern Virgina Bankshares, Inc.	270	2,052
Enterprise Financial Services Corp.	840	6,443
EuroBancshares, Inc. (a)(c)	2,070	1,470
Fidelity Southern Corp.	741	1,964
Fifth Third Bancorp	31,475	317,268
Financial Institutions, Inc.	296	3,309
First Bancorp, North Carolina	720	9,367
First Busey Corp.	1,296	4,251
First Citizen Bancshares, Inc.	341	53,690
First Community Bancshares, Inc.	536	5,891
First Financial Bancorp, Ohio	1,941	25,796
First Financial Bankshares, Inc.	891	46,136
First Financial Corp., Indiana	540	15,449
First M&F Corp.	540	1,102
First Mariner Bancorp, Inc. (a)	885	566
First Merchants Corp.	1,598	9,572
First Midwest Bancorp, Inc., Delaware	1,796	18,732
First of Long Island Corp.	521	12,530
First Regional Bancorp (a)	510	240
First South Bancorp, Inc., Virginia	450	4,532
First State Bancorp. (a)	1,350	662
First United Corp.	555	3,696
Firstbank Corp., Michigan	331	2,876
FirstMerit Corp.	3,276	68,632
FNB Corp., North Carolina	411	621
Frontier Financial Corp. (a)(c)	158	555
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fulton Financial Corp.	6,606	$ 56,944
German American Bancorp, Inc.	616	10,527
Glacier Bancorp, Inc. (c)	2,400	31,392
Great Southern Bancorp, Inc. (c)	600	13,488
Green Bankshares, Inc.	498	2,032
Grupo Financiero Galicia SA sponsored ADR (a)(c)	2,415	12,920
Guaranty Bancorp (a)	2,355	2,402
Hampton Roads Bankshares, Inc. (c)	2,407	5,007
Hancock Holding Co.	1,410	58,374
Hanmi Financial Corp. (a)	2,175	2,523
Harleysville National Corp., Pennsylvania	1,730	10,276
Heartland Financial USA, Inc.	720	9,497
Heritage Commerce Corp.	592	2,256
Heritage Financial Corp., Washington	285	3,631
Home Bancshares, Inc.	810	18,541
Horizon Financial Corp.	636	216
Hudson Valley Holding Corp.	500	13,080
Huntington Bancshares, Inc.	27,900	106,578
IBERIABANK Corp.	800	45,384
Independent Bank Corp., Massachusetts	850	17,383
Independent Bank Corp., Michigan	721	490
Integra Bank Corp.	825	639
International Bancshares Corp.	2,535	42,512
Intervest Bancshares Corp. Class A (a)	330	1,007
Investors Bancorp, Inc. (a)	4,476	49,326
Lakeland Bancorp, Inc.	1,200	7,296
Lakeland Financial Corp.	816	13,905
LNB Bancorp, Inc.	891	3,680
Macatawa Bank Corp. (a)	541	1,201
MainSource Financial Group, Inc.	1,136	5,987
MB Financial, Inc.	2,000	37,300
MBT Financial Corp.	1,035	1,666
Mercantile Bank Corp.	255	842
Merchants Bancshares, Inc.	242	5,600
Metro Bancorp, Inc. (a)	390	4,161
Metrocorp Bancshares, Inc.	81	254
Midwest Banc Holdings, Inc. (c)	1,306	496
Nara Bancorp, Inc.	1,446	14,619
National Bankshares, Inc.	338	8,832
National Penn Bancshares, Inc.	5,109	28,202
NBT Bancorp, Inc.	1,400	28,826
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
NewBridge Bancorp (a)	1,366	$ 2,896
North Valley Bancorp	570	1,032
Northern States Financial Corp. (a)	381	1,147
Northfield Bancorp, Inc.	2,196	28,087
Northrim Bancorp, Inc.	386	6,203
Old Point Financial Corp.	461	7,076
Old Second Bancorp, Inc.	900	5,040
Orrstown Financial Services, Inc.	250	8,263
Pacific Capital Bancorp (c)	1,898	1,784
Pacific Continental Corp.	450	4,640
Pacific Mercantile Bancorp (a)	556	1,674
PacWest Bancorp	1,116	20,534
Peapack-Gladstone Financial Corp.	302	3,497
Penns Woods Bancorp, Inc.	150	4,733
Peoples Bancorp, Inc.	495	4,475
Pinnacle Financial Partners, Inc. (a)	1,161	13,711
Popular, Inc.	25,141	59,584
Preferred Bank, Los Angeles California	511	904
PremierWest Bancorp	740	1,014
PrivateBancorp, Inc.	2,900	28,681
Prosperity Bancshares, Inc.	1,866	74,323
Renasant Corp.	771	10,971
Republic Bancorp, Inc., Kentucky Class A	866	16,333
Republic First Bancorp, Inc. (a)	765	2,968
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	1,036
S&T Bancorp, Inc.	1,115	17,784
S.Y. Bancorp, Inc.	708	15,449
Sandy Spring Bancorp, Inc.	696	6,480
SCBT Financial Corp.	476	12,376
Seacoast Banking Corp., Florida	856	1,438
Shore Bancshares, Inc.	300	4,362
Sierra Bancorp (c)	480	3,571
Signature Bank, New York (a)	1,459	45,200
Simmons First National Corp. Class A	696	17,616
Smithtown Bancorp, Inc.	516	3,297
South Financial Group, Inc.	5,296	3,231
Southern Community Financial Corp.	631	1,483
Southside Bancshares, Inc.	801	16,421
Southwest Bancorp, Inc., Oklahoma	971	6,506
State Bancorp, Inc., New York	566	4,183
StellarOne Corp.	1,176	11,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Bancshares, Inc.	2,871	$ 14,412
Sterling Financial Corp., Washington (a)(c)	2,175	1,305
Suffolk Bancorp	562	15,135
Summit Financial Group, Inc.	405	1,588
Sun Bancorp, Inc., New Jersey	803	2,883
Superior Bancorp (a)	360	644
Susquehanna Bancshares, Inc., Pennsylvania	3,486	20,010
SVB Financial Group (a)	1,285	48,650
Taylor Capital Group, Inc. (a)	1,041	6,517
Texas Capital Bancshares, Inc. (a)	1,320	19,166
The First Bancorp, Inc.	621	9,334
TIB Financial Corp. (c)	902	731
TowneBank	921	11,144
Trico Bancshares	786	13,621
Trustmark Corp.	2,192	41,999
UMB Financial Corp.	1,613	63,391
Umpqua Holdings Corp.	2,601	30,588
Union Bankshares Corp.	696	8,213
United Bankshares, Inc., West Virginia (c)	1,716	29,344
United Community Banks, Inc., Georgia	3,639	14,083
United Security Bancshares, Inc.	465	7,617
United Security Bancshares, California (c)	912	4,195
Univest Corp. of Pennsylvania	711	11,511
Virginia Commerce Bancorp, Inc. (a)	1,605	5,794
VIST Financial Corp.	450	2,475
Washington Banking Co., Oak Harbor	345	3,453
Washington Trust Bancorp, Inc.	796	11,821
WesBanco, Inc.	1,311	16,925
West Bancorp., Inc.	675	3,328
West Coast Bancorp, Oregon	795	1,829
Westamerica Bancorp.	1,163	61,872
Whitney Holding Corp.	4,005	32,240
Wilshire Bancorp, Inc.	1,011	7,087
Wintrust Financial Corp.	1,038	26,957
Yadkin Valley Financial Corp.	851	3,072
Zions Bancorp (c)	5,281	69,445
		3,183,684
Consumer Finance - 0.1%
Cardtronics, Inc. (a)	1,926	21,282
CompuCredit Holdings Corp. (a)	2,042	4,737
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Consumer Portfolio Services, Inc. (a)	1,005	$ 1,266
Credit Acceptance Corp. (a)	1,251	43,272
Dollar Financial Corp. (a)	891	21,758
EZCORP, Inc. (non-vtg.) Class A (a)	1,656	24,459
First Cash Financial Services, Inc. (a)	1,086	20,743
QC Holdings, Inc.	826	4,460
World Acceptance Corp. (a)	566	16,601
		158,578
Diversified Financial Services - 1.0%
Asset Acceptance Capital Corp. (a)	1,440	8,410
Asta Funding, Inc.	516	3,488
CME Group, Inc.	2,606	855,367
Compass Diversified Holdings	1,461	16,276
Elron Electronic Industries Ltd. (a)	1,141	7,782
Encore Capital Group, Inc. (a)	1,410	24,026
Interactive Brokers Group, Inc. (a)	1,566	26,512
Life Partners Holdings, Inc. (c)	543	10,105
MarketAxess Holdings, Inc.	1,170	14,567
Marlin Business Services Corp. (a)	586	4,131
Medallion Financial Corp.	1,071	8,846
NewStar Financial, Inc. (a)	3,021	9,969
PICO Holdings, Inc. (a)	911	27,275
Portfolio Recovery Associates, Inc. (a)	610	27,468
Resource America, Inc. Class A	675	2,491
The NASDAQ Stock Market, Inc. (a)	7,866	146,937
		1,193,650
Insurance - 0.9%
21st Century Holding Co.	720	2,930
American National Insurance Co.	901	97,777
American Physicians Capital, Inc.	522	14,240
Amerisafe, Inc. (a)	696	11,755
Amtrust Financial Services, Inc.	2,661	31,799
Arch Capital Group Ltd. (a)	2,190	152,950
Argo Group International Holdings, Ltd. (a)	1,241	36,200
Baldwin & Lyons, Inc. Class B	566	13,120
Cincinnati Financial Corp.	6,459	164,834
CNinsure, Inc. ADR	576	12,102
Donegal Group, Inc. Class A	1,061	15,522
Eastern Insurance Holdings, Inc.	261	2,028
eHealth, Inc. (a)	1,071	14,212
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
EMC Insurance Group	761	$ 15,806
Enstar Group Ltd. (a)	525	38,624
Erie Indemnity Co. Class A	1,652	61,074
FPIC Insurance Group, Inc. (a)	450	15,782
Greenlight Capital Re, Ltd. (a)	1,101	26,699
Hallmark Financial Services, Inc. (a)	1,485	11,420
Harleysville Group, Inc.	1,038	32,666
Infinity Property & Casualty Corp.	621	24,815
Kansas City Life Insurance Co.	510	13,719
Maiden Holdings Ltd.	4,283	32,294
Max Capital Group Ltd.	2,006	43,711
National Interstate Corp.	731	12,822
National Western Life Insurance Co. Class A	165	28,156
Navigators Group, Inc. (a)	671	31,275
Penn Millers Holding Corp.	524	5,298
PMA Capital Corp. Class A (a)	1,551	9,880
Presidential Life Corp.	1,016	10,353
Safety Insurance Group, Inc.	857	30,526
Selective Insurance Group, Inc.	2,151	33,556
State Auto Financial Corp.	1,581	25,660
Tower Group, Inc.	2,013	49,681
United America Indemnity Ltd. Class A (a)	1,581	10,877
United Fire & Casualty Co.	1,226	21,136
		1,155,299
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	914	24,194
Gladstone Commercial Corp.	546	7,333
Investors Real Estate Trust	3,902	34,377
Mission West Properties, Inc.	676	4,604
Monmouth Real Estate Investment Corp. Class A	1,500	10,335
Retail Opportunity Investments Corp. (a)	1,933	20,084
		100,927
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	950	15,333
Avatar Holdings, Inc. (a)	266	4,070
China Housing & Land Development, Inc. (a)(c)	1,732	7,569
China Real Estate Information Corp. ADR	175	2,216
Elbit Imaging Ltd. (a)	1,350	31,091
FirstService Corp. (sub. vtg.) (a)	1,371	25,225
Market Leader, Inc. (a)	861	1,791
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Stratus Properties, Inc. (a)	266	$ 2,538
Thomas Properties Group, Inc.	1,876	5,797
ZipRealty, Inc. (a)	1,230	4,723
		100,353
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	1,176	8,032
Anchor BanCorp Wisconsin, Inc.	936	487
Atlantic Coast Federal Corp.	691	1,050
Bank Mutual Corp.	2,106	14,763
BankFinancial Corp.	1,191	11,183
Beneficial Mutual Bancorp, Inc. (a)	3,991	37,116
Berkshire Bancorp, Inc.	960	6,154
Berkshire Hills Bancorp, Inc.	735	13,862
Brookline Bancorp, Inc., Delaware	2,400	22,824
Camco Financial Corp.	511	966
Capitol Federal Financial	2,672	77,969
CFS Bancorp, Inc.	375	1,646
Citizens First Bancorp, Inc., Delaware (a)	450	260
Citizens South Banking Corp., Delaware	480	2,765
Clifton Savings Bancorp, Inc.	990	8,791
Dime Community Bancshares, Inc.	1,716	19,288
ESB Financial Corp.	600	7,164
ESSA Bancorp, Inc.	623	7,887
First Defiance Financial Corp.	331	3,595
First Federal Bancshares of Arkansas, Inc.	435	1,196
First Financial Holdings, Inc.	816	10,926
First Financial Northwest, Inc.	805	5,522
First Niagara Financial Group, Inc.	7,358	97,052
First PacTrust Bancorp, Inc.	480	2,856
First Place Financial Corp.	871	2,439
Flushing Financial Corp.	1,290	14,074
Fox Chase Bancorp, Inc. (a)	796	7,602
HMN Financial, Inc. (a)	216	827
Home Federal Bancorp, Inc.	750	9,143
Hudson City Bancorp, Inc.	20,538	272,950
K-Fed Bancorp	846	7,242
Kearny Financial Corp.	3,436	33,845
LSB Corp.	771	8,836
MutualFirst Financial, Inc.	346	2,259
NASB Financial, Inc.	406	9,805
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northwest Bancorp, Inc.	1,920	$ 44,429
OceanFirst Financial Corp.	600	6,078
Oritani Financial Corp.	1,551	20,194
Pamrapo Bancorp, Inc.	666	4,868
Parkvale Financial Corp.	300	2,412
People's United Financial, Inc.	12,986	211,542
Provident Financial Holdings, Inc.	226	918
Provident New York Bancorp	2,176	18,170
Pulaski Financial Corp.	181	1,225
PVF Capital Corp.	301	548
Riverview Bancorp, Inc. (a)	1,320	3,590
Rockville Financial, Inc.	1,350	14,405
Roma Financial Corp.	1,596	19,168
Severn Bancorp, Inc.	801	1,930
Territorial Bancorp, Inc.	1,041	17,676
TFS Financial Corp.	12,651	141,438
TierOne Corp. (a)	795	652
Tree.com, Inc. (a)	805	5,192
Triad Guaranty, Inc. (a)(c)	3,606	2,055
Trustco Bank Corp., New York	3,054	18,813
United Community Financial Corp., Ohio	1,403	2,231
United Financial Bancorp, Inc.	1,688	21,674
United Western Bancorp, Inc.	270	824
ViewPoint Financial Group	1,466	19,175
Washington Federal, Inc.	4,376	83,363
Waterstone Financial, Inc. (a)	1,776	3,428
Westfield Financial, Inc.	2,754	22,776
WSFS Financial Corp.	266	7,094
		1,428,244
TOTAL FINANCIALS		10,152,533
HEALTH CARE - 14.4%
Biotechnology - 7.0%
3SBio, Inc. sponsored ADR (a)	516	7,172
Aastrom Biosciences, Inc. (a)	4,866	1,265
Abraxis BioScience, Inc. (a)	1,581	52,916
Acadia Pharmaceuticals, Inc. (a)	2,295	2,823
Achillion Pharmaceuticals, Inc. (a)	1,890	3,969
Acorda Therapeutics, Inc. (a)	1,485	35,759
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,110	6,078
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Affymax, Inc. (a)	806	$ 16,426
Alexion Pharmaceuticals, Inc. (a)	3,417	154,961
Alkermes, Inc. (a)	3,831	34,402
Allos Therapeutics, Inc. (a)	5,826	37,694
Alnylam Pharmaceuticals, Inc. (a)	1,641	27,585
AMAG Pharmaceuticals, Inc. (a)	736	27,519
Amgen, Inc. (a)	39,451	2,223,064
Amicus Therapeutics, Inc. (a)	1,041	3,498
Amylin Pharmaceuticals, Inc. (a)	5,565	79,357
Anadys Pharmaceuticals, Inc. (a)	1,441	3,300
Antigenics, Inc. (a)	2,010	1,427
Arena Pharmaceuticals, Inc. (a)	3,831	13,907
ARIAD Pharmaceuticals, Inc. (a)	4,441	10,037
ArQule, Inc. (a)	1,941	6,968
Array Biopharma, Inc. (a)	1,680	2,890
AspenBio Pharma, Inc. (a)	1,226	2,023
AVI BioPharma, Inc. (a)(c)	4,555	6,468
BioCryst Pharmaceuticals, Inc. (a)(c)	2,280	18,491
Biogen Idec, Inc. (a)	11,080	520,095
BioMarin Pharmaceutical, Inc. (a)	4,041	66,717
Bionovo, Inc. (a)	11,343	4,310
Biosante Pharmaceuticals, Inc. (a)(c)	1,663	2,428
Celera Corp. (a)	3,111	19,413
Celgene Corp. (a)	18,038	1,000,207
Cell Therapeutics, Inc. (a)(c)	17,076	17,588
Celldex Therapeutics, Inc. (a)	811	3,666
Cephalon, Inc. (a)	2,810	154,410
Cepheid, Inc. (a)	2,423	29,997
Clinical Data, Inc. (a)	951	14,845
Combinatorx, Inc. (a)	3,496	3,985
Crucell NV sponsored ADR (a)	480	10,354
Cubist Pharmaceuticals, Inc. (a)	2,306	38,464
Curis, Inc. (a)	2,541	6,632
Cytokinetics, Inc. (a)	1,875	5,813
Cytori Therapeutics, Inc. (a)(c)	900	5,265
CytRx Corp. (a)	12,682	12,118
deCODE genetics, Inc. (a)(c)	2,811	105
Dendreon Corp. (a)	4,564	124,780
Dyax Corp. (a)	2,856	10,653
Dynavax Technologies Corp. (a)	7,491	9,963
EntreMed, Inc. (a)	4,971	4,722
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Enzon Pharmaceuticals, Inc. (a)(c)	2,700	$ 26,217
Exact Sciences Corp. (a)	4,260	11,076
Exelixis, Inc. (a)	3,960	27,086
Facet Biotech Corp. (a)	1,000	16,420
Genomic Health, Inc. (a)	1,155	21,957
GenVec, Inc. (a)	3,931	4,128
Genzyme Corp. (a)	10,356	525,049
Geron Corp. (a)(c)	3,411	17,703
Gilead Sciences, Inc. (a)	35,166	1,619,394
GTx, Inc. (a)(c)	1,470	5,733
Halozyme Therapeutics, Inc. (a)	3,666	20,016
Human Genome Sciences, Inc. (a)	6,425	178,744
Idenix Pharmaceuticals, Inc. (a)	3,004	5,617
Idera Pharmaceuticals, Inc. (a)	1,200	5,916
ImmunoGen, Inc. (a)	2,475	19,503
Immunomedics, Inc. (a)	3,726	11,551
Incyte Corp. (a)	4,425	36,860
Infinity Pharmaceuticals, Inc. (a)	315	1,906
Inhibitex, Inc. (a)	1,351	1,350
InterMune, Inc.	1,717	18,441
Isis Pharmaceuticals, Inc. (a)	3,906	41,833
Keryx Biopharmaceuticals, Inc. (a)(c)	6,208	16,017
La Jolla Pharmaceutical Co. (a)	2,751	193
Lexicon Pharmaceuticals, Inc. (a)	6,031	9,408
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	6,304	12,482
MannKind Corp. (a)(c)	4,984	36,184
Marshall Edwards, Inc. (a)	2,236	1,677
Martek Biosciences (a)	1,455	25,317
Maxygen, Inc. (a)	1,686	9,172
Medivation, Inc. (a)	1,338	41,077
Metabasis Therapeutics, Inc. (a)	1,530	581
Metabolix, Inc. (a)	1,021	11,405
Micromet, Inc. (a)	2,640	18,031
Molecular Insight Pharmaceuticals, Inc. (a)(c)	1,425	4,703
Momenta Pharmaceuticals, Inc. (a)	1,656	16,477
Myriad Genetics, Inc. (a)	3,714	85,868
Myriad Pharmaceuticals, Inc. (a)	866	4,339
Nabi Biopharmaceuticals (a)	4,041	19,963
Neurocrine Biosciences, Inc. (a)	1,410	2,862
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NeurogesX, Inc. (a)	1,395	$ 11,174
Novavax, Inc. (a)(c)	3,696	11,088
NPS Pharmaceuticals, Inc. (a)	2,371	7,469
Nymox Pharmaceutical Corp. (a)(c)	1,170	5,253
Omeros Corp.	1,209	8,245
ONYX Pharmaceuticals, Inc. (a)	2,226	63,686
Orchid Cellmark, Inc. (a)	2,526	3,865
OREXIGEN Therapeutics, Inc. (a)	1,671	11,146
Orthologic Corp. (a)	2,601	1,795
OSI Pharmaceuticals, Inc. (a)	2,310	76,946
Osiris Therapeutics, Inc. (a)	1,320	8,897
OXiGENE, Inc. (a)(c)	4,911	5,697
PDL BioPharma, Inc.	4,561	29,647
Peregrine Pharmaceuticals, Inc. (a)	1,371	3,523
Pharmasset, Inc. (a)	1,087	21,729
Poniard Pharmaceuticals, Inc. (a)(c)	1,860	3,925
Progenics Pharmaceuticals, Inc. (a)	1,275	4,934
QLT, Inc. (a)	3,441	17,136
Regeneron Pharmaceuticals, Inc. (a)	3,114	57,142
Repligen Corp. (a)	1,396	6,561
Rigel Pharmaceuticals, Inc. (a)	2,038	15,428
RXi Pharmaceuticals Corp. (a)	285	627
Sangamo Biosciences, Inc. (a)	1,786	9,662
Savient Pharmaceuticals, Inc. (a)	2,500	33,575
SciClone Pharmaceuticals, Inc. (a)	1,906	4,079
Seattle Genetics, Inc. (a)	4,551	42,233
SIGA Technologies, Inc. (a)	1,755	15,883
Sinovac Biotech Ltd. (a)	1,500	11,100
Spectrum Pharmaceuticals, Inc. (a)(c)	2,391	10,520
StemCells, Inc. (a)	4,613	4,798
Sunesis Pharmaceuticals, Inc. (a)	1,875	548
Synta Pharmaceuticals Corp. (a)	1,267	5,043
Talecris Biotherapeutics Holdings Corp.	4,604	86,325
Targacept, Inc. (a)	1,066	24,955
Telik, Inc. (a)	2,391	1,889
Theravance, Inc. (a)	2,041	26,860
Transcept Pharmaceuticals, Inc. (a)	574	3,748
Trimeris, Inc.	885	2,938
Trubion Pharmaceuticals, Inc. (a)	2,919	10,917
United Therapeutics Corp. (a)	2,084	95,010
Vanda Pharmaceuticals, Inc. (a)	1,276	13,475
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	7,150	$ 277,563
Vical, Inc. (a)	2,055	5,877
XOMA Ltd. (a)	7,361	5,521
Zymogenetics, Inc. (a)(c)	3,000	18,330
		8,865,547
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	875	19,661
Abiomed, Inc. (a)	1,236	10,457
Accuray, Inc. (a)	2,161	11,172
AGA Medical Holdings, Inc.	1,850	23,088
Align Technology, Inc. (a)	2,601	42,552
Alphatec Holdings, Inc. (a)	2,655	12,054
American Medical Systems Holdings, Inc. (a)	2,811	49,389
Analogic Corp.	510	20,660
Angiodynamics, Inc. (a)	991	15,410
Anika Therapeutics, Inc. (a)	1,231	9,860
Atrion Corp.	85	11,518
ATS Medical, Inc. (a)	2,767	8,163
BioLase Technology, Inc. (a)	1,050	1,953
Candela Corp. (a)	666	1,931
Cardiac Science Corp. (a)	1,056	2,376
Cardica, Inc. (a)	871	1,002
Cardiovascular Systems, Inc. (a)	456	2,294
Cerus Corp. (a)	1,786	3,251
China Medical Technologies, Inc. sponsored ADR	881	11,638
Conceptus, Inc. (a)	1,086	18,386
CONMED Corp. (a)	1,275	26,507
Cutera, Inc. (a)	421	3,797
Cyberonics, Inc. (a)	1,371	24,678
Cynosure, Inc. Class A (a)	330	3,300
DENTSPLY International, Inc.	5,884	196,055
DexCom, Inc. (a)	1,730	12,543
Electro-Optical Sciences, Inc. (a)	751	7,886
Endologix, Inc. (a)	2,340	9,922
ev3, Inc. (a)	4,311	54,750
Exactech, Inc. (a)	761	12,024
Gen-Probe, Inc. (a)	1,818	75,792
Given Imaging Ltd.	1,477	25,286
Hansen Medical, Inc. (a)	1,221	3,126
HealthTronics, Inc. (a)	1,125	2,453
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. (a)	400	$ 12,568
Hologic, Inc. (a)	10,366	149,996
Home Diagnostics, Inc. (a)	661	3,814
ICU Medical, Inc. (a)	660	21,780
IDEXX Laboratories, Inc. (a)(c)	2,318	116,016
Immucor, Inc. (a)	2,807	51,789
Insulet Corp. (a)	1,222	14,982
Integra LifeSciences Holdings Corp. (a)	1,076	35,228
Intuitive Surgical, Inc. (a)	1,500	420,810
IRIS International, Inc. (a)	1,066	11,939
Kensey Nash Corp. (a)	585	13,625
Mako Surgical Corp. (a)	900	7,668
Masimo Corp. (a)	2,197	57,913
Medical Action Industries, Inc. (a)	690	8,804
Meridian Bioscience, Inc.	1,656	34,296
Merit Medical Systems, Inc. (a)	981	16,167
Micrus Endovascular Corp. (a)	546	7,180
Natus Medical, Inc. (a)	1,076	14,332
Neogen Corp. (a)	600	19,524
NeuroMetrix, Inc. (a)	586	1,553
NMT Medical, Inc. (a)	826	1,536
NUCRYST Pharmaceuticals Corp.	936	1,629
NuVasive, Inc. (a)(c)	1,452	47,117
NxStage Medical, Inc. (a)	2,636	17,846
OraSure Technologies, Inc. (a)	1,785	6,854
Orthofix International NV (a)	851	25,743
Orthovita, Inc. (a)	3,111	11,231
Osteotech, Inc. (a)	876	2,330
Otix Global, Inc. (a)	666	573
Palomar Medical Technologies, Inc. (a)	771	7,055
Quidel Corp. (a)	1,116	14,028
Rochester Medical Corp. (a)	525	5,759
RTI Biologics, Inc. (a)	2,691	10,979
Shamir Optical Industry Ltd.	586	4,952
Sirona Dental Systems, Inc. (a)	2,226	64,777
Somanetics Corp. (a)	525	7,523
SonoSite, Inc. (a)	735	16,604
Staar Surgical Co. (a)	1,050	3,927
Stereotaxis, Inc. (a)	1,696	6,326
SurModics, Inc. (a)	690	15,422
Syneron Medical Ltd. (a)	1,116	11,160
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Synovis Life Technologies, Inc. (a)	794	$ 9,655
The Spectranetics Corp. (a)	1,800	10,062
ThermoGenesis Corp. (a)	3,306	1,984
Thoratec Corp. (a)	2,250	67,028
TomoTherapy, Inc. (a)	1,860	6,361
Trinity Biotech PLC sponsored ADR (a)	516	2,105
Urologix, Inc. (a)	771	771
Utah Medical Products, Inc.	200	5,876
Vascular Solutions, Inc. (a)	1,201	9,764
Volcano Corp. (a)	2,036	29,990
Wright Medical Group, Inc. (a)	1,425	25,650
Young Innovations, Inc.	510	12,362
Zoll Medical Corp. (a)	1,031	25,373
		2,245,270
Health Care Providers & Services - 1.7%
Air Methods Corp. (a)	570	19,648
Allied Healthcare International, Inc. (a)	3,286	9,727
Allion Healthcare, Inc. (a)	1,695	11,018
Almost Family, Inc. (a)	321	11,598
Amedisys, Inc. (a)(c)	1,026	38,003
America Service Group, Inc.	451	6,616
American Dental Partners, Inc. (a)	391	4,770
AmSurg Corp. (a)	1,320	27,337
Animal Health International, Inc. (a)	901	2,307
Bio-Reference Laboratories, Inc. (a)	566	18,565
BioScrip, Inc. (a)	1,566	11,776
CardioNet, Inc. (a)	861	4,193
Catalyst Health Solutions, Inc. (a)	1,716	58,361
Chindex International, Inc. (a)	606	8,290
Clarient, Inc. (a)	3,000	7,650
Corvel Corp. (a)	480	14,347
Cross Country Healthcare, Inc. (a)	1,056	8,987
Dialysis Corp. of America (a)	541	3,949
Express Scripts, Inc. (a)	10,630	912,054
Genoptix, Inc. (a)	666	24,143
Gentiva Health Services, Inc. (a)	1,096	25,920
Health Grades, Inc. (a)	1,516	6,625
Healthways, Inc. (a)	1,491	25,600
Henry Schein, Inc. (a)	3,576	177,584
HMS Holdings Corp. (a)	1,051	46,465
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hythiam, Inc. (a)	1,965	$ 688
InVentiv Health, Inc. (a)	1,470	23,285
IPC The Hospitalist Co., Inc. (a)	634	19,946
LCA-Vision, Inc. (a)	900	4,959
LHC Group, Inc. (a)	780	24,001
LifePoint Hospitals, Inc. (a)	2,136	62,008
Lincare Holdings, Inc. (a)	2,700	95,904
Magellan Health Services, Inc. (a)	1,490	54,787
Medcath Corp. (a)	746	5,476
MWI Veterinary Supply, Inc. (a)	500	18,545
NightHawk Radiology Holdings, Inc. (a)	1,201	6,269
NovaMed Eyecare, Inc. (a)	961	3,652
Odyssey Healthcare, Inc. (a)	1,455	21,141
Patterson Companies, Inc. (a)	4,905	126,108
PDI, Inc. (a)	615	2,485
Prospect Medical Holdings, Inc. (a)	883	3,541
Providence Service Corp. (a)	810	11,324
PSS World Medical, Inc. (a)	2,361	45,685
Psychiatric Solutions, Inc. (a)	2,211	48,996
ResCare, Inc. (a)	1,365	17,513
Rural/Metro Corp. (a)	2,286	13,213
Sun Healthcare Group, Inc. (a)	1,851	15,659
The Ensign Group, Inc.	805	11,133
U.S. Physical Therapy, Inc. (a)	666	9,730
VCA Antech, Inc. (a)	3,030	68,690
Virtual Radiologic Corp. (a)	420	5,498
		2,205,769
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	5,801	111,379
AMICAS, Inc. (a)	2,601	11,835
athenahealth, Inc. (a)	1,331	55,769
Cerner Corp. (a)	3,246	244,391
Computer Programs & Systems, Inc.	431	19,908
Eclipsys Corp. (a)	2,061	37,799
MedAssets, Inc. (a)	2,346	54,756
Medidata Solutions, Inc.	1,100	18,645
MedQuist, Inc.	1,000	7,080
Merge Healthcare, Inc. (a)	2,716	8,311
Omnicell, Inc. (a)	1,401	14,290
Phase Forward, Inc. (a)	1,669	25,469
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Quality Systems, Inc.	1,101	$ 65,498
SXC Health Solutions Corp. (a)	1,251	62,959
Transcend Services, Inc. (a)	481	8,860
Vital Images, Inc. (a)	979	12,375
		759,324
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	1,231	6,450
Affymetrix, Inc. (a)	3,366	15,955
Albany Molecular Research, Inc. (a)	1,371	11,503
Arrowhead Research Corp. (a)	2,070	1,242
Bruker BioSciences Corp. (a)	6,300	71,379
Caliper Life Sciences, Inc. (a)	1,785	4,641
Dionex Corp. (a)	776	54,405
eResearchTechnology, Inc. (a)	2,071	12,219
Harvard Bioscience, Inc. (a)	511	1,824
ICON PLC sponsored ADR (a)	2,286	51,892
Illumina, Inc. (a)	4,806	138,990
Kendle International, Inc. (a)	671	10,045
Life Technologies Corp. (a)	6,863	341,640
Luminex Corp. (a)	1,730	23,701
Medtox Scientific, Inc. (a)	360	3,204
PAREXEL International Corp. (a)	2,136	25,653
Pharmaceutical Product Development, Inc.	4,049	86,811
QIAGEN NV (a)(c)	9,016	199,254
Sequenom, Inc. (a)(c)	2,482	10,176
Techne Corp.	1,500	101,820
Varian, Inc. (a)	1,101	56,360
		1,229,164
Pharmaceuticals - 2.3%
Acura Pharmaceuticals, Inc. (a)(c)	1,613	6,791
Adolor Corp. (a)	1,695	2,559
Akorn, Inc. (a)	3,231	5,234
Alexza Pharmaceuticals, Inc. (a)	1,260	2,772
Angiotech Pharmaceuticals, Inc. (a)	3,411	4,137
Ardea Biosciences, Inc. (a)	692	9,314
Auxilium Pharmaceuticals, Inc. (a)	1,690	58,930
AVANIR Pharmaceuticals Class A (a)	4,295	7,173
Biodel, Inc. (a)	735	2,778
BioForm Medical, Inc. (a)	2,401	8,860
BioMimetic Therapeutics, Inc. (a)	1,109	11,811
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
BMP Sunstone Corp. (a)	1,726	$ 7,025
Cadence Pharmaceuticals, Inc. (a)	1,886	16,201
Cardiome Pharma Corp. (a)	3,426	13,957
Columbia Laboratories, Inc. (a)	1,546	1,422
Cumberland Pharmaceuticals, Inc.	690	9,902
Cypress Bioscience, Inc. (a)	1,545	8,189
DepoMed, Inc. (a)	3,066	10,026
Discovery Laboratories, Inc. (a)	3,696	2,772
Durect Corp. (a)	3,921	8,822
Endo Pharmaceuticals Holdings, Inc. (a)	4,681	103,122
Eurand NV (a)	1,671	19,968
Flamel Technologies SA sponsored ADR (a)(c)	1,035	7,721
Hi-Tech Pharmacal Co., Inc. (a)	406	7,613
Hollis-Eden Pharmaceuticals, Inc. (a)	801	423
Impax Laboratories, Inc. (a)	2,400	27,360
Inspire Pharmaceuticals, Inc. (a)	2,521	14,672
Ista Pharmaceuticals, Inc. (a)	1,926	8,224
Jazz Pharmaceuticals, Inc. (a)	966	7,371
Labopharm, Inc. (a)	6,402	10,614
MAP Pharmaceuticals, Inc. (a)	696	6,299
Matrixx Initiatives, Inc. (a)	465	1,948
MDRNA, Inc. (a)(c)	3,959	3,247
MiddleBrook Pharmaceuticals, Inc. (a)	6,441	4,058
Mylan, Inc. (a)(c)	12,000	214,440
Nektar Therapeutics (a)	3,696	32,192
Novogen Ltd. sponsored ADR (a)	316	749
Obagi Medical Products, Inc. (a)	1,176	13,242
Optimer Pharmaceuticals, Inc. (a)(c)	1,354	14,867
Pain Therapeutics, Inc. (a)	2,176	11,185
Penwest Pharmaceuticals Co. (a)	846	1,937
Perrigo Co.	3,756	150,766
Pozen, Inc. (a)	1,191	8,408
Questcor Pharmaceuticals, Inc. (a)	2,536	10,905
Salix Pharmaceuticals Ltd. (a)	2,026	46,193
Santarus, Inc. (a)	2,436	9,720
Shire PLC sponsored ADR	2,164	127,395
Skystar Bio-Pharmaceutical Co. Ltd. (a)	595	6,236
Somaxon Pharmaceuticals, Inc. (a)(c)	2,420	9,196
Sucampo Pharmaceuticals, Inc. Class A (a)	751	2,486
SuperGen, Inc. (a)	1,906	4,994
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,200	1,488,678
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
The Medicines Company (a)	1,941	$ 15,217
ViroPharma, Inc. (a)	3,230	24,419
Vivus, Inc. (a)(c)	3,201	25,992
Warner Chilcott PLC (a)	9,886	242,998
XenoPort, Inc. (a)	1,086	17,886
		2,901,416
TOTAL HEALTH CARE		18,206,490
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	671	19,285
American Science & Engineering, Inc.	405	28,168
Applied Energetics, Inc. (a)	4,146	1,451
Applied Signal Technology, Inc.	651	12,870
Argon ST, Inc. (a)	791	14,222
Ascent Solar Technologies, Inc. (a)(c)	1,971	8,771
BE Aerospace, Inc. (a)	3,984	76,772
Ceradyne, Inc. (a)	1,041	17,603
Elbit Systems Ltd.	1,656	101,033
GeoEye, Inc. (a)	761	23,720
Herley Industries, Inc. (a)	765	8,843
Innovative Solutions & Support, Inc. (a)	856	3,587
Kratos Defense & Security Solutions, Inc. (a)	322	3,326
Ladish Co., Inc. (a)	606	8,417
LMI Aerospace, Inc. (a)	461	4,910
Sypris Solutions, Inc.	981	2,933
Taser International, Inc. (a)	2,706	11,446
		347,357
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	2,160	4,860
Atlas Air Worldwide Holdings, Inc. (a)	825	24,173
C.H. Robinson Worldwide, Inc.	6,645	370,392
Dynamex, Inc. (a)	546	9,500
Expeditors International of Washington, Inc.	7,910	252,566
Forward Air Corp.	1,200	27,192
Hub Group, Inc. Class A (a)	1,385	36,633
Pacer International, Inc.	1,536	4,362
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	711	$ 3,114
UTI Worldwide, Inc.	3,996	52,228
		785,020
Airlines - 0.2%
Allegiant Travel Co. (a)	716	29,521
Hawaiian Holdings, Inc. (a)	2,016	12,600
JetBlue Airways Corp. (a)	10,146	55,904
Pinnacle Airlines Corp. (a)	1,261	7,616
Republic Airways Holdings, Inc. (a)	1,686	11,482
Ryanair Holdings PLC sponsored ADR (a)	4,366	114,433
SkyWest, Inc.	2,269	33,377
UAL Corp. (a)(c)	5,695	44,193
		309,126
Building Products - 0.1%
AAON, Inc.	698	13,220
American Woodmark Corp.	641	12,487
Apogee Enterprises, Inc.	1,206	16,510
Builders FirstSource, Inc. (a)	1,126	4,290
China Architectural Engineering, Inc. (a)	5,793	5,967
Gibraltar Industries, Inc.	1,131	16,942
Insteel Industries, Inc.	916	10,433
PGT, Inc. (a)	2,241	4,616
Universal Forest Products, Inc.	735	26,416
		110,881
Commercial Services & Supplies - 0.9%
American Ecology Corp.	836	13,535
APAC Customer Services, Inc. (a)	2,018	10,554
ATC Technology Corp. (a)	1,020	22,460
Casella Waste Systems, Inc. Class A (a)	1,146	4,744
CECO Environmental Corp. (a)	516	2,141
Cintas Corp.	6,063	170,310
Copart, Inc. (a)	2,923	94,764
Courier Corp.	435	5,672
EnerNOC, Inc. (a)	886	23,444
Fuel Tech, Inc. (a)	971	8,321
G&K Services, Inc. Class A	701	15,492
Healthcare Services Group, Inc.	1,598	31,465
Herman Miller, Inc.	2,151	32,674
ICT Group, Inc. (a)	816	13,032
InnerWorkings, Inc. (a)	2,041	10,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Interface, Inc. Class A	2,161	$ 16,596
Intersections, Inc. (a)	661	2,975
Kimball International, Inc. Class B	1,425	11,614
McGrath RentCorp.	1,260	26,044
Mobile Mini, Inc. (a)	1,500	22,815
Multi-Color Corp.	386	4,258
PRG-Schultz International, Inc. (a)	1,731	7,876
Protection One, Inc. (a)	886	5,591
R.R. Donnelley & Sons Co.	8,100	166,698
RINO International Corp. (a)(c)	1,100	37,675
Standard Parking Corp. (a)	945	15,215
Stericycle, Inc. (a)	3,375	184,714
Sykes Enterprises, Inc. (a)	1,431	35,131
Team, Inc. (a)	990	16,236
Tetra Tech, Inc. (a)	2,203	58,027
United Stationers, Inc. (a)	966	49,208
Waste Services, Inc. (a)	1,846	14,694
WCA Waste Corp. (a)	886	3,996
		1,138,462
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	4,973	148,394
Great Lakes Dredge & Dock Corp.	1,716	10,107
Insituform Technologies, Inc. Class A (a)	1,302	26,951
Integrated Electrical Services, Inc. (a)	731	4,978
Layne Christensen Co. (a)	896	23,314
MYR Group, Inc. (a)	855	13,355
Northwest Pipe Co. (a)	495	12,509
Primoris Services Corp.	1,250	9,450
Sterling Construction Co., Inc. (a)	641	11,089
		260,147
Electrical Equipment - 0.9%
A-Power Energy Generation Systems, Ltd. (a)(c)	1,380	23,805
A123 Systems, Inc. (c)	3,700	59,755
Active Power, Inc. (a)	4,641	4,919
Advanced Battery Technologies, Inc. (a)	2,422	8,404
American Superconductor Corp. (a)(c)	1,596	52,987
Broadwind Energy, Inc. (a)(c)	3,623	25,904
Canadian Solar, Inc. (a)	1,506	33,162
Capstone Turbine Corp. (a)(c)	6,826	8,669
China BAK Battery, Inc. (a)	1,801	5,457
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
China Ritar Power Corp. (a)	1,282	$ 5,820
China Sunergy Co. Ltd. ADR (a)(c)	1,320	5,227
Coleman Cable, Inc. (a)	616	1,916
Deswell Industries, Inc.	861	3,392
Encore Wire Corp.	1,031	20,517
Ener1, Inc. (a)	4,096	24,003
Energy Conversion Devices, Inc. (a)(c)	1,811	17,965
Evergreen Solar, Inc. (a)(c)	8,813	12,338
First Solar, Inc. (a)(c)	3,350	399,019
Franklin Electric Co., Inc.	921	25,364
FuelCell Energy, Inc. (a)	2,821	8,632
Fushi Copperweld, Inc. (a)	1,161	9,369
GT Solar International, Inc. (a)(c)	5,936	28,137
Harbin Electric, Inc. (a)	1,036	20,741
Hoku Scientific, Inc. (a)	396	859
Hydrogenics Corp. New (a)	6,466	2,780
II-VI, Inc. (a)	1,191	33,920
JA Solar Holdings Co. Ltd. ADR (a)	4,791	18,637
Jinpan International Ltd.	346	14,958
Lihua International, Inc.	1,668	13,678
LSI Industries, Inc.	696	5,039
Microvision, Inc. (a)(c)	2,355	7,677
Ocean Power Technologies, Inc. (a)	585	4,844
Orion Energy Systems, Inc. (a)	825	3,317
Plug Power, Inc. (a)	5,056	4,045
Powell Industries, Inc. (a)	606	21,271
Power-One, Inc. (a)	3,681	13,546
Preformed Line Products Co.	176	7,119
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	1,191	7,849
SunPower Corp.:
Class A (a)	2,097	43,345
Class B (a)	1,660	29,664
Ultralife Corp. (a)	901	3,316
Valence Technology, Inc. (a)(c)	4,926	5,271
Vicor Corp. (a)	1,551	12,718
Woodward Governor Co.	2,676	62,244
		1,121,599
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Otter Tail Corp.	1,206	$ 27,774
Raven Industries, Inc.	806	21,754
		49,528
Machinery - 1.1%
3D Systems Corp. (a)	996	10,886
Altra Holdings, Inc. (a)	1,161	13,061
American Railcar Industries, Inc.	750	7,920
Astec Industries, Inc. (a)	911	22,739
Bucyrus International, Inc. Class A	3,021	156,458
Chart Industries, Inc. (a)	1,266	21,016
China Fire & Security Group, Inc. (a)(c)	1,005	12,713
China Valves Technology, Inc. (a)	1,200	11,760
Columbus McKinnon Corp. (NY Shares) (a)	885	13,895
Commercial Vehicle Group, Inc. (a)	675	3,598
Dynamic Materials Corp.	450	8,609
Energy Recovery, Inc. (a)	1,776	9,928
Flanders Corp. (a)	1,290	6,102
Flow International Corp. (a)	2,325	5,836
Force Protection, Inc. (a)	2,703	13,947
FreightCar America, Inc.	461	8,413
Gencor Industries, Inc. (a)	346	2,543
Hardinge, Inc.	390	1,950
Hurco Companies, Inc. (a)	225	3,206
Joy Global, Inc.	3,840	205,594
K-Tron International, Inc. (a)	86	8,243
L.B. Foster Co. Class A (a)	576	15,771
Lincoln Electric Holdings, Inc.	1,716	88,168
Middleby Corp. (a)	831	37,270
NN, Inc. (a)	1,041	3,977
Nordson Corp.	1,384	74,196
Omega Flex, Inc.	360	5,972
PACCAR, Inc.	13,874	514,448
Portec Rail Products, Inc.	856	7,584
RBC Bearings, Inc. (a)	990	22,928
SmartHeat, Inc. (a)	1,250	16,525
Sun Hydraulics Corp.	701	16,579
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	9,147
Class B (a)	281	3,158
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	1,201	$ 5,392
Twin Disc, Inc.	345	3,274
		1,372,806
Marine - 0.1%
American Commercial Lines, Inc. (a)	468	9,168
Aries Maritime Transport Ltd. (a)	1,005	975
Dryships, Inc.	1,911	11,695
Eagle Bulk Shipping, Inc. (c)	1,776	10,052
Euroseas Ltd.	1,365	5,924
FreeSeas, Inc.	1,456	2,199
OceanFreight, Inc. (c)	3,083	3,484
Paragon Shipping, Inc.	1,086	5,245
Star Bulk Carriers Corp.	2,781	8,983
TBS International Ltd. Class A (a)(c)	1,115	8,641
Ultrapetrol (Bahamas) Ltd. (a)	1,156	5,341
		71,707
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	801	14,682
Advisory Board Co. (a)	761	19,938
Barrett Business Services, Inc.	420	4,578
Comsys IT Partners, Inc. (a)	601	5,006
Corporate Executive Board Co.	1,506	31,566
CoStar Group, Inc. (a)	765	30,393
CRA International, Inc. (a)	480	11,938
Diamond Management & Technology Consultants, Inc.	1,800	11,718
Exponent, Inc. (a)	600	16,194
Heidrick & Struggles International, Inc.	756	21,357
Hudson Highland Group, Inc. (a)	976	3,924
Huron Consulting Group, Inc. (a)	836	19,061
ICF International, Inc. (a)	516	13,932
Kelly Services, Inc. Class A (non-vtg.)	1,566	16,427
Kforce, Inc. (a)	1,701	22,028
LECG Corp. (a)	1,701	5,188
Lightbridge Corp. (a)	350	2,286
Odyssey Marine Exploration, Inc. (a)	1,686	2,394
On Assignment, Inc. (a)	1,606	10,182
Resources Connection, Inc. (a)	1,691	32,586
School Specialty, Inc. (a)	750	17,100
Thomas Group (a)	1,081	865
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Verisk Analytics, Inc.	4,500	$ 121,095
VSE Corp.	201	9,135
		443,573
Road & Rail - 0.4%
AMERCO (a)	806	41,316
Arkansas Best Corp.	1,011	24,891
Covenant Transport Group, Inc. Class A (a)	856	3,741
Frozen Food Express Industries, Inc.	1,725	5,641
Heartland Express, Inc.	3,816	56,286
J.B. Hunt Transport Services, Inc.	4,584	146,046
Landstar System, Inc.	2,061	76,917
Marten Transport Ltd. (a)	786	13,252
Old Dominion Freight Lines, Inc. (a)	1,596	42,262
P.A.M. Transportation Services, Inc. (a)	646	6,660
Patriot Transportation Holding, Inc. (a)	146	13,647
Quality Distribution, Inc. (a)	1,935	6,792
Saia, Inc. (a)	637	9,186
Universal Truckload Services, Inc.	891	13,570
USA Truck, Inc. (a)	420	4,788
Vitran Corp., Inc. (a)	946	8,400
Werner Enterprises, Inc.	2,616	48,815
YRC Worldwide, Inc. (a)(c)	2,221	2,510
		524,720
Trading Companies & Distributors - 0.3%
Aceto Corp.	966	5,033
Beacon Roofing Supply, Inc. (a)	2,076	31,908
DXP Enterprises, Inc. (a)	391	4,661
Fastenal Co. (c)	5,884	218,179
H&E Equipment Services, Inc. (a)	1,290	11,945
Houston Wire & Cable Co.	776	8,621
Kaman Corp.	1,038	23,511
Lawson Products, Inc.	600	8,610
Mitsui & Co. Ltd. sponsored ADR	15	3,956
Rush Enterprises, Inc.:
Class A (a)	1,670	17,986
Class B (a)	1,116	10,914
Titan Machinery, Inc. (a)	836	9,388
		354,712
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	200	$ 2,442
Quixote Corp. (a)	495	945
		3,387
TOTAL INDUSTRIALS		6,893,025
INFORMATION TECHNOLOGY - 52.9%
Communications Equipment - 9.0%
3Com Corp. (a)	15,066	111,036
Acme Packet, Inc. (a)	2,205	22,623
ADC Telecommunications, Inc. (a)	4,366	26,764
Adtran, Inc.	2,157	45,577
Airvana, Inc. (a)	2,235	13,566
Alvarion Ltd. (a)	2,981	11,536
Anaren, Inc. (a)	802	11,044
Arris Group, Inc. (a)	4,626	46,214
Aruba Networks, Inc. (a)	3,390	27,120
AudioCodes Ltd. (a)	1,980	4,831
Avocent Corp. (a)	1,851	46,238
Bel Fuse, Inc. Class B (non-vtg.)	371	6,619
BigBand Networks, Inc. (a)	2,891	10,379
Black Box Corp.	780	21,988
Blue Coat Systems, Inc. (a)	1,596	42,182
Brocade Communications Systems, Inc. (a)	16,384	116,163
Ceragon Networks Ltd. (a)	1,336	12,999
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	4,278
Ciena Corp. (a)	3,646	44,299
Cisco Systems, Inc. (a)	225,162	5,268,791
Cogo Group, Inc. (a)	1,545	8,807
Comtech Telecommunications Corp. (a)	1,006	28,912
DG FastChannel, Inc. (a)	1,097	29,564
Digi International, Inc. (a)	1,635	12,900
Ditech Networks, Inc. (a)	1,626	2,163
DragonWave, Inc. (a)	1,400	13,967
EchoStar Holding Corp. Class A (a)	1,821	35,382
EMCORE Corp. (a)	2,736	2,462
EMS Technologies, Inc. (a)	668	8,604
Endwave Corp. (a)	891	2,058
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	324	1,185
Extreme Networks, Inc. (a)	5,361	11,687
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	3,000	$ 141,090
Finisar Corp. (a)	2,132	19,401
Gilat Satellite Networks Ltd. (a)	2,426	10,626
Globecomm Systems, Inc. (a)	721	5,775
Harmonic, Inc. (a)	4,396	22,244
Harris Stratex Networks, Inc. Class A (a)	1,890	11,869
Hughes Communications, Inc. (a)	1,098	28,219
Infinera Corp. (a)	3,871	31,858
InterDigital, Inc. (a)(c)	1,730	41,157
Ituran Location & Control Ltd.	1,485	19,186
Ixia (a)	3,000	19,890
JDS Uniphase Corp. (a)	8,481	62,675
KVH Industries, Inc. (a)	511	6,168
Loral Space & Communications Ltd. (a)	750	24,833
NETGEAR, Inc. (a)	1,260	25,011
Network Engines, Inc. (a)	1,962	2,668
Occam Networks, Inc. (a)	1,380	5,423
Oclaro, Inc. (a)	7,437	9,371
Oplink Communications, Inc. (a)	1,131	19,498
Opnext, Inc. (a)	2,370	4,337
ORBCOMM, Inc. (a)	1,486	3,507
Orckit Communications Ltd. (a)	771	2,498
Palm, Inc. (a)(c)	6,355	69,333
Parkervision, Inc. (a)	1,071	1,949
PC-Tel, Inc. (a)	1,116	6,384
Polycom, Inc. (a)	3,186	68,690
Powerwave Technologies, Inc. (a)	5,220	7,308
Qiao Xing Universal Telephone, Inc. (a)(c)	856	1,618
QUALCOMM, Inc.	64,793	2,915,685
RADWARE Ltd. (a)	930	12,164
Research In Motion Ltd. (a)	22,200	1,285,158
Riverbed Technology, Inc. (a)	2,745	55,888
SCM Microsystems, Inc. (a)	1,560	4,118
SeaChange International, Inc. (a)	1,311	7,315
ShoreTel, Inc. (a)	2,706	13,828
Sierra Wireless, Inc. (a)	996	8,936
Silicom Ltd. (a)	345	2,791
Sonus Networks, Inc. (a)	10,536	22,968
Starent Networks Corp. (a)	3,016	104,022
Sycamore Networks, Inc.	11,691	33,086
Symmetricom, Inc. (a)	2,446	10,738
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tekelec (a)	2,626	$ 37,342
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	9,400	91,556
Tellabs, Inc. (a)	14,813	83,101
Telular Corp. (a)	915	3,203
Tollgrade Communications, Inc. (a)	711	4,195
UTStarcom, Inc. (a)	4,161	7,157
ViaSat, Inc. (a)	1,166	35,738
Westell Technologies, Inc. Class A (a)	4,951	5,793
ZST Digital Networks, Inc.	1,005	7,216
		11,476,522
Computers & Peripherals - 7.6%
ActivIdentity Corp. (a)	2,190	4,665
Adaptec, Inc. (a)	5,505	17,231
Apple, Inc. (a)	34,997	6,996,250
Avid Technology, Inc. (a)	1,551	18,457
Concurrent Computer Corp. (a)	360	1,256
Cray, Inc. (a)	1,275	8,912
Dell, Inc. (a)	76,089	1,074,377
Dot Hill Systems Corp. (a)	3,411	6,379
Electronics for Imaging, Inc. (a)	2,100	25,221
Hutchinson Technology, Inc. (a)	1,056	7,508
iGO, Inc. (a)	1,366	1,680
Immersion Corp. (a)	1,335	5,340
Intevac, Inc. (a)	911	11,333
Isilon Systems, Inc. (a)	2,565	15,262
LaserCard Corp. (a)	503	2,701
Logitech International SA (a)(c)	7,101	117,380
NetApp, Inc. (a)	13,026	401,461
Novatel Wireless, Inc. (a)	1,997	16,735
Presstek, Inc. (a)	841	1,901
QLogic Corp. (a)	4,946	88,731
Rimage Corp. (a)	400	6,496
SanDisk Corp. (a)	8,706	171,682
Seagate Technology	19,191	290,360
Silicon Graphics International Corp. (a)	1,011	6,117
STEC, Inc. (a)	1,881	23,306
Stratasys, Inc. (a)	1,086	16,127
Sun Microsystems, Inc. (a)	29,057	247,275
Super Micro Computer, Inc. (a)	1,221	11,893
Synaptics, Inc. (a)(c)	1,350	36,369
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Transact Technologies, Inc. (a)	585	$ 3,633
Xyratex Ltd. (a)	1,176	13,254
		9,649,292
Electronic Equipment & Components - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	1,423	10,744
Agilysys, Inc.	1,050	8,663
Brightpoint, Inc. (a)	3,126	22,445
CalAmp Corp. (a)	2,713	9,713
Cogent, Inc. (a)	3,600	30,708
Cognex Corp.	1,796	29,562
Coherent, Inc. (a)	975	24,785
Comverge, Inc. (a)	771	7,926
CPI International, Inc. (a)	885	8,549
Daktronics, Inc.	1,761	14,916
DTS, Inc. (a)	851	25,649
Echelon Corp. (a)	1,830	20,240
Electro Rent Corp.	1,080	10,940
Electro Scientific Industries, Inc. (a)	1,335	12,990
Entorian Technologies, Inc. (a)	165	776
FARO Technologies, Inc. (a)	690	13,462
Flextronics International Ltd. (a)	32,000	226,240
FLIR Systems, Inc. (a)	5,675	162,873
HLS Systems International Ltd. (a)	1,700	21,505
I. D. Systems Inc. (a)	601	1,833
ICx Technologies, Inc. (a)	1,080	5,411
Insight Enterprises, Inc. (a)	2,136	21,680
IPG Photonics Corp. (a)	1,566	23,443
Itron, Inc. (a)	1,550	94,225
Littelfuse, Inc. (a)	801	20,970
LoJack Corp. (a)	1,051	4,162
Magal Security Systems Ltd. (a)	1,506	5,376
Maxwell Technologies, Inc. (a)	855	14,056
Measurement Specialties, Inc. (a)	521	4,736
Mercury Computer Systems, Inc. (a)	951	10,090
Merix Corp. (a)	2,757	4,880
Molex, Inc.	3,921	72,891
Molex, Inc. Class A (non-vtg.)	3,066	50,282
MTS Systems Corp.	776	19,998
Multi-Fineline Electronix, Inc. (a)	1,116	27,822
National Instruments Corp.	3,051	87,045
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. (a)	1,221	$ 8,926
NU Horizons Electronics Corp. (a)	1,611	6,186
Orbotech Ltd. (a)	1,410	13,790
OSI Systems, Inc. (a)	716	14,628
PC Connection, Inc. (a)	691	4,236
PC Mall, Inc. (a)	556	3,219
Planar Systems, Inc. (a)	1,943	4,644
Plexus Corp.	1,731	47,014
RadiSys Corp. (a)	936	8,733
Richardson Electronics Ltd.	1,201	7,134
Rofin-Sinar Technologies, Inc. (a)	1,121	25,536
Sanmina-SCI Corp. (a)	3,546	28,652
ScanSource, Inc. (a)	1,206	28,064
SMART Modular Technologies (WWH), Inc. (a)	2,116	9,374
Spectrum Control, Inc. (a)	396	3,461
Tech Data Corp. (a)	2,021	85,104
Trimble Navigation Ltd. (a)	4,522	100,976
TTM Technologies, Inc. (a)	1,746	18,106
Universal Display Corp. (a)(c)	1,500	16,020
X-Rite, Inc. (a)	1,201	2,510
Zygo Corp. (a)	1,006	6,559
		1,574,458
Internet Software & Services - 7.9%
Akamai Technologies, Inc. (a)	6,462	155,088
Ancestry.com, Inc.	1,610	21,172
Archipelago Learning, Inc.	1,052	19,462
Art Technology Group, Inc. (a)	5,031	20,325
Autobytel, Inc. (a)	1,756	1,738
Baidu.com, Inc. sponsored ADR (a)	1,000	433,740
China Finance Online Co. Ltd. ADR (a)	915	7,540
comScore, Inc. (a)	1,086	17,387
Constant Contact, Inc. (a)	1,125	20,093
CryptoLogic Ltd.	480	1,622
DealerTrack Holdings, Inc. (a)	1,896	32,346
Digital River, Inc. (a)	1,521	38,375
DivX, Inc. (a)	1,152	5,852
EarthLink, Inc.	4,455	36,665
eBay, Inc. (a)	50,025	1,224,112
Equinix, Inc. (a)	1,530	147,171
GigaMedia Ltd. (a)	2,131	8,567
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	9,453	$ 5,511,099
GSI Commerce, Inc. (a)	2,462	55,001
HSW International, Inc. (a)	1,770	673
Hurray! Holding Co. Ltd. ADR (a)	1,681	7,783
IAC/InterActiveCorp (a)	4,468	86,903
InfoSpace, Inc. (a)	1,401	11,460
Internap Network Services Corp. (a)	1,785	6,640
Internet Brands, Inc. Class A (a)	1,440	9,950
Internet Capital Group, Inc. (a)	1,455	9,356
Internet Gold Golden Lines Ltd. (a)	1,320	19,272
Internet Initiative Japan, Inc. sponsored ADR (c)	711	3,591
iPass, Inc.	2,406	2,815
j2 Global Communications, Inc. (a)	1,656	32,921
Keynote Systems, Inc.	675	7,202
KIT Digital, Inc. (a)	743	7,393
Limelight Networks, Inc. (a)	4,833	16,577
Liquidity Services, Inc. (a)	1,191	9,790
LivePerson, Inc. (a)	2,295	14,550
LogMeIn, Inc.	845	15,066
LoopNet, Inc. (a)	1,320	13,451
Marchex, Inc. Class B	1,791	8,310
Mercadolibre, Inc. (a)	1,716	84,702
ModusLink Global Solutions, Inc. (a)	2,296	18,552
Move, Inc. (a)	6,181	9,519
NetEase.com, Inc. sponsored ADR (a)	2,946	112,655
NIC, Inc.	2,461	21,312
Open Text Corp. (a)	2,210	83,480
OpenTable, Inc.	864	22,870
Openwave Systems, Inc. (a)	3,561	8,404
Perficient, Inc. (a)	1,516	12,704
RADVision Ltd. (a)	1,350	8,370
RealNetworks, Inc. (a)	5,541	18,119
Saba Software, Inc. (a)(c)	1,606	6,761
SAVVIS, Inc.	2,286	28,621
Selectica, Inc. (a)	6,857	1,783
Sify Technologies Ltd. sponsored ADR (a)	1,441	2,781
Sina Corp. (a)	2,211	100,070
SkillSoft PLC sponsored ADR (a)	4,366	42,874
Sohu.com, Inc. (a)	1,475	82,246
Support.com, Inc. (a)	2,745	6,506
Switch & Data Facilities Co., Inc. (a)	1,281	23,647
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TechTarget, Inc. (a)	1,500	$ 8,775
Terremark Worldwide, Inc. (a)	2,116	12,929
The Knot, Inc. (a)	1,311	12,507
TheStreet.com, Inc.	1,096	2,554
Travelzoo, Inc. (a)	751	10,619
United Online, Inc.	3,243	22,052
ValueClick, Inc. (a)	3,750	35,363
VeriSign, Inc. (a)	7,731	173,484
VistaPrint Ltd. (a)	1,701	97,008
Vocus, Inc. (a)	821	13,415
Web.com, Inc. (a)	1,320	7,854
WebMD Health Corp. Class A (a)(c)	2,246	81,530
WebMediaBrands, Inc. (a)	1,696	1,136
Yahoo!, Inc. (a)	54,513	816,060
Zix Corp. (a)	4,116	6,503
		10,038,823
IT Services - 2.2%
Acxiom Corp. (a)	3,216	37,113
Automatic Data Processing, Inc.	19,298	838,498
Cass Information Systems, Inc.	385	10,842
China Information Security Technology, Inc. (a)	1,900	11,343
Cognizant Technology Solutions Corp. Class A (a)	11,312	496,936
CSG Systems International, Inc. (a)	1,356	26,252
CyberSource Corp. (a)	2,537	43,560
Echo Global Logistics, Inc.	1,404	17,803
Edgewater Technology, Inc. (a)	876	2,400
Euronet Worldwide, Inc. (a)	1,986	42,183
ExlService Holdings, Inc. (a)	1,236	20,048
Fiserv, Inc. (a)	5,759	266,296
Forrester Research, Inc. (a)	975	24,424
Hackett Group, Inc. (a)	1,695	4,509
iGate Corp.	2,041	19,492
infoGROUP, Inc. (a)	2,701	21,878
Information Services Group, Inc. (a)	1,246	4,012
Infosys Technologies Ltd. sponsored ADR	4,154	211,729
Integral Systems, Inc. (a)	1,311	11,655
Lionbridge Technologies, Inc. (a)	2,146	4,271
ManTech International Corp. Class A (a)	800	34,624
NCI, Inc. Class A (a)	491	12,354
Ness Technologies, Inc. (a)	1,176	5,951
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Online Resources Corp. (a)	976	$ 5,368
Paychex, Inc.	14,192	444,919
PFSweb, Inc. (a)	151	199
Rainmaker Systems, Inc. (a)	2,401	3,361
RightNow Technologies, Inc. (a)	1,431	20,234
Sapient Corp. (a)	4,614	33,959
Syntel, Inc.	1,611	60,944
Teletech Holdings, Inc. (a)	2,691	51,909
Telvent GIT SA	1,232	39,350
Virtusa Corp. (a)	1,000	8,770
Yucheng Technologies Ltd. (a)	496	3,978
		2,841,164
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,100	55,881
Semiconductors & Semiconductor Equipment - 8.1%
Actel Corp. (a)	996	11,613
Advanced Analogic Technologies, Inc. (a)	2,818	9,018
Advanced Energy Industries, Inc. (a)	1,500	16,395
Altera Corp.	10,905	229,332
Amkor Technology, Inc. (a)(c)	7,661	42,519
ANADIGICS, Inc. (a)	3,015	9,286
Applied Materials, Inc.	52,152	641,991
Applied Micro Circuits Corp. (a)	3,186	23,672
ARM Holdings PLC sponsored ADR	3,116	24,056
ASM International NV (NASDAQ) (a)	345	7,866
ASML Holding NV (NY Shares)	5,361	166,137
Atheros Communications, Inc. (a)	2,376	67,645
Atmel Corp. (a)	17,856	70,888
ATMI, Inc. (a)	1,320	20,526
AuthenTec, Inc. (a)	1,051	2,323
Avago Technologies Ltd.	9,352	148,323
Axcelis Technologies, Inc. (a)	4,561	5,154
AXT, Inc. (a)	2,656	6,401
Broadcom Corp. Class A (a)	16,804	490,677
Brooks Automation, Inc. (a)	3,006	22,034
Cabot Microelectronics Corp. (a)	981	30,009
California Micro Devices Corp. (a)	1,456	4,368
Camtek Ltd. (a)	1,486	1,858
Cavium Networks, Inc. (a)	1,530	30,860
CDC Software Corp. ADR	605	5,808
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)	1,050	$ 12,222
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,306	2,445
Cirrus Logic, Inc. (a)	2,976	16,160
Cohu, Inc.	885	10,425
Conexant Systems, Inc. (a)	1,845	4,207
Cree, Inc. (a)	4,046	193,520
Cymer, Inc. (a)	1,206	40,329
Cypress Semiconductor Corp. (a)	6,050	57,899
Diodes, Inc. (a)	1,626	28,520
DSP Group, Inc. (a)	1,305	8,208
Entegris, Inc. (a)	5,220	21,767
Entropic Communications, Inc. (a)	2,430	7,047
Exar Corp. (a)	1,755	12,320
Ezchip Semiconductor Ltd. (a)	1,020	12,821
FEI Co. (a)	1,455	35,531
FormFactor, Inc. (a)	1,856	31,459
Himax Technologies, Inc. sponsored ADR	3,511	9,164
Hittite Microwave Corp. (a)	1,341	50,583
Ikanos Communications, Inc. (a)	1,860	3,069
Integrated Device Technology, Inc. (a)	7,126	40,333
Integrated Silicon Solution, Inc. (a)	1,011	4,853
Intel Corp.	218,560	4,196,352
Intersil Corp. Class A	4,941	63,838
IXYS Corp. (a)	1,626	10,471
KLA-Tencor Corp.	6,470	202,123
Kopin Corp. (a)	3,306	14,249
Kulicke & Soffa Industries, Inc. (a)	2,871	13,034
Lam Research Corp. (a)	4,712	160,161
Lattice Semiconductor Corp. (a)	4,891	10,711
Linear Technology Corp.	8,227	221,882
LTX-Credence Corp. (a)	4,861	6,562
Marvell Technology Group Ltd. (a)	24,000	370,080
Mattson Technology, Inc. (a)	2,176	5,353
Maxim Integrated Products, Inc.	12,216	215,002
Mellanox Technologies Ltd. (a)	1,695	30,764
Micrel, Inc.	3,171	22,673
Microchip Technology, Inc. (c)	7,211	189,289
Microsemi Corp. (a)	3,096	47,152
Microtune, Inc. (a)	3,141	5,465
Mindspeed Technologies, Inc. (a)	766	3,118
MIPS Technologies, Inc. (a)	1,995	7,501
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MKS Instruments, Inc. (a)	1,961	$ 29,709
Monolithic Power Systems, Inc. (a)	1,386	29,799
MoSys, Inc. (a)	1,530	5,554
Nanometrics, Inc. (a)	1,528	16,533
Netlogic Microsystems, Inc. (a)	891	36,353
Novellus Systems, Inc. (a)	3,996	82,677
NVE Corp. (a)	210	7,907
NVIDIA Corp. (a)	20,953	273,646
O2Micro International Ltd. sponsored ADR (a)	1,626	6,976
Omnivision Technologies, Inc. (a)	2,101	29,330
ON Semiconductor Corp. (a)	16,281	126,341
PDF Solutions, Inc. (a)	1,350	4,523
Pericom Semiconductor Corp. (a)	1,356	13,980
Photronics, Inc. (a)	2,236	9,033
Pixelworks, Inc. (a)	3,632	9,879
PLX Technology, Inc. (a)	2,101	6,429
PMC-Sierra, Inc. (a)	8,936	70,862
Power Integrations, Inc.	1,000	33,590
Rambus, Inc. (a)(c)	3,960	70,567
Ramtron International Corp. (a)	3,030	5,212
RF Micro Devices, Inc. (a)	11,151	48,172
Rubicon Technology, Inc. (a)	751	13,082
Rudolph Technologies, Inc. (a)	1,086	7,059
Semitool, Inc. (a)	1,731	18,989
Semtech Corp. (a)	2,601	41,668
Sigma Designs, Inc. (a)(c)	1,146	13,385
Silicon Image, Inc. (a)	3,261	7,142
Silicon Laboratories, Inc. (a)	1,811	76,479
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	3,656
Silicon Storage Technology, Inc. (a)	4,206	9,590
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,056	27,256
Skyworks Solutions, Inc. (a)	6,621	81,505
Standard Microsystems Corp. (a)	956	18,393
Supertex, Inc. (a)	705	16,864
Techwell, Inc. (a)	1,206	14,062
Tessera Technologies, Inc. (a)	1,821	43,103
TranSwitch Corp. (a)	804	2,227
Trident Microsystems, Inc. (a)	2,220	4,196
TriQuint Semiconductor, Inc. (a)	5,941	32,319
Ultra Clean Holdings, Inc. (a)	1,066	6,343
Ultratech, Inc. (a)	995	13,114
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	2,991	$ 87,128
Veeco Instruments, Inc. (a)	1,335	36,459
Verigy Ltd. (a)	2,511	26,114
Vimicro International Corp. sponsored ADR (a)	571	2,398
Virage Logic Corp. (a)	1,306	7,314
Volterra Semiconductor Corp. (a)	1,266	20,876
White Electronic Designs Corp. (a)	1,245	5,366
Xilinx, Inc.	10,246	231,969
Zilog, Inc. (a)	2,536	7,659
Zoran Corp. (a)	1,861	17,010
		10,297,218
Software - 16.7%
ACI Worldwide, Inc. (a)	1,546	25,478
Activision Blizzard, Inc. (a)	50,300	572,917
Actuate Corp. (a)	4,139	16,680
Adobe Systems, Inc. (a)	20,267	710,966
Advent Software, Inc. (a)	1,011	38,337
Allot Communications Ltd. (a)	945	3,931
American Software, Inc. Class A	846	5,178
ANSYS, Inc. (a)	3,591	139,834
ArcSight, Inc. (a)	1,268	28,847
Ariba, Inc. (a)	3,406	36,921
AsiaInfo Holdings, Inc. (a)	1,686	41,459
Authentidate Holding Corp. (a)	6,174	8,705
Autodesk, Inc. (a)	8,644	202,702
Blackbaud, Inc.	1,626	36,195
Blackboard, Inc. (a)	1,342	56,002
BluePhoenix Solutions Ltd. (a)	1,260	3,289
BMC Software, Inc. (a)	7,000	271,110
Bottomline Technologies, Inc. (a)	1,041	16,750
CA, Inc.	20,054	443,193
Cadence Design Systems, Inc. (a)	10,371	62,226
Callidus Software, Inc. (a)	2,656	7,357
CDC Corp. Class A (a)	4,236	10,082
Changyou.com Ltd. (A Shares) ADR	374	12,144
Check Point Software Technologies Ltd. (a)	7,854	248,108
Chordiant Software, Inc. (a)	1,426	3,979
Cinedigm Digital Cinema Corp. (a)	1,095	1,533
Citrix Systems, Inc. (a)	6,914	263,977
CommVault Systems, Inc. (a)	1,596	33,197
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	9,002	$ 62,474
Concur Technologies, Inc. (a)	1,890	70,043
Convera Corp. Class A (a)(c)	2,706	617
Corel Corp. (a)	816	3,264
Deltek, Inc. (a)	2,316	17,625
DemandTec, Inc. (a)	1,131	9,975
Descartes Systems Group, Inc. (a)	2,985	14,706
Digimarc Corp. (a)	183	2,716
Double-Take Software, Inc. (a)	1,444	12,707
ebix.com, Inc. (a)	394	20,453
Electronic Arts, Inc. (a)	12,766	215,618
Epicor Software Corp. (a)	2,580	19,350
EPIQ Systems, Inc. (a)	1,500	19,425
Evolving Systems, Inc. (a)	1,325	7,698
FalconStor Software, Inc. (a)	2,536	9,789
Fortinet, Inc.	2,621	44,531
Fundtech Ltd. (a)	750	9,150
Geeknet, Inc. (a)	3,225	4,193
Glu Mobile, Inc. (a)	5,541	6,040
Guidance Software, Inc. (a)	841	4,735
i2 Technologies, Inc. (a)	870	16,008
Informatica Corp. (a)	3,711	83,312
Interactive Intelligence, Inc. (a)	1,041	17,968
Intuit, Inc. (a)	12,280	358,699
Jack Henry & Associates, Inc.	3,531	80,683
JDA Software Group, Inc. (a)	1,335	31,346
Kenexa Corp. (a)	971	10,535
KongZhong Corp. sponsored ADR (a)	1,000	12,910
Lawson Software, Inc. (a)	5,978	39,156
Magic Software Enterprises Ltd. (a)	2,736	5,308
Magma Design Automation, Inc. (a)(c)	1,411	3,443
Majesco Entertainment Co. (a)	2,000	1,880
Manhattan Associates, Inc. (a)	922	21,722
Mentor Graphics Corp. (a)	3,651	26,908
MICROS Systems, Inc. (a)	3,056	85,751
Microsoft Corp.	347,999	10,234,583
MicroStrategy, Inc. Class A (a)	375	32,839
Monotype Imaging Holdings, Inc. (a)	1,551	12,005
Net 1 UEPS Technologies, Inc. (a)	2,000	37,360
NetScout Systems, Inc. (a)	1,866	23,493
Nice Systems Ltd. sponsored ADR (a)	1,581	47,920
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Novell, Inc. (a)	13,881	$ 54,275
Nuance Communications, Inc. (a)	10,395	157,900
Opnet Technologies, Inc.	1,026	10,794
Oracle Corp.	195,683	4,320,681
Parametric Technology Corp. (a)	4,410	66,415
Pegasystems, Inc.	1,626	46,715
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,575	69,505
Pervasive Software, Inc. (a)	1,606	7,869
Phoenix Technologies Ltd. (a)	1,200	3,156
Plato Learning, Inc. (a)	1,546	6,478
Progress Software Corp. (a)	1,686	40,616
QAD, Inc.	1,651	9,163
Quest Software, Inc. (a)	3,555	59,831
Radiant Systems, Inc. (a)	1,320	12,791
Renaissance Learning, Inc.	1,200	13,020
Retalix Ltd. (a)	786	9,825
Rovi Corp. (a)	3,971	118,376
S1 Corp. (a)	2,685	16,003
Salary.com, Inc. (a)	960	2,736
Shanda Games Ltd. sponsored ADR	3,749	38,390
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,244	62,001
Smith Micro Software, Inc. (a)	1,336	8,457
Sonic Foundry, Inc. (a)	329	1,810
Sonic Solutions, Inc. (a)	1,653	14,183
SonicWALL, Inc. (a)	2,610	20,332
Sourcefire, Inc. (a)	936	18,374
SuccessFactors, Inc. (a)	2,016	30,361
Symantec Corp. (a)	31,480	558,770
Symyx Technologies, Inc. (a)	1,380	5,865
Synchronoss Technologies, Inc. (a)	1,251	16,863
Synopsys, Inc. (a)	5,195	116,732
Take-Two Interactive Software, Inc. (a)	2,856	32,130
Taleo Corp. Class A (a)	1,321	27,292
TeleCommunication Systems, Inc. Class A (a)	1,500	12,645
The9 Ltd. sponsored ADR	786	5,934
THQ, Inc. (a)	2,281	11,177
TIBCO Software, Inc. (a)	6,531	56,167
TiVo, Inc. (a)	4,101	40,600
Ultimate Software Group, Inc. (a)	975	26,257
Unica Corp. (a)	990	6,732
Vasco Data Security International, Inc. (a)	1,515	9,969
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Veraz Networks, Inc. (a)	5,406	$ 5,136
Versant Corp. (a)	315	5,922
Websense, Inc. (a)	1,626	25,577
		21,223,860
TOTAL INFORMATION TECHNOLOGY		67,157,218
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,024	16,712
Altair Nanotechnologies, Inc. (a)(c)	5,341	4,540
American Pacific Corp. (a)	525	3,712
Ampal-American Israel Corp. Class A (a)	1,950	5,850
Balchem Corp.	654	20,850
China Agritech, Inc. (a)	369	6,874
Hawkins, Inc.	555	12,121
ICO, Inc. (a)	1,516	6,413
Innophos Holdings, Inc.	1,061	26,281
Innospec, Inc.	1,020	9,068
KMG Chemicals, Inc.	511	9,096
Landec Corp. (a)	1,071	6,726
Methanex Corp.	3,696	65,761
Penford Corp.	476	3,960
Senomyx, Inc. (a)	1,501	4,923
ShengdaTech, Inc. (a)(c)	2,025	12,839
Sigma Aldrich Corp.	4,800	256,032
Yongye International, Inc. (a)(c)	1,300	10,387
Zoltek Companies, Inc. (a)(c)	1,281	11,503
		493,648
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,396	991
United States Lime & Minerals, Inc. (a)	345	11,792
		12,783
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	11,337
Silgan Holdings, Inc.	1,536	82,284
		93,621
Metals & Mining - 0.6%
Century Aluminum Co. (a)	2,804	27,339
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
China Natural Resources, Inc. (a)(c)	816	$ 8,323
China Precision Steel, Inc. (a)(c)	4,522	9,722
DRDGOLD Ltd. sponsored ADR	970	5,151
Globe Specialty Metals, Inc.	2,759	23,065
Golden Green Enterprises Ltd. (a)	1,568	8,185
Gulf Resources, Inc. (a)(c)	1,170	10,507
Haynes International, Inc.	435	11,658
Horsehead Holding Corp. (a)	1,564	17,548
Kaiser Aluminum Corp.	821	31,723
Lihir Gold Ltd. sponsored ADR	1,170	38,399
Olympic Steel, Inc.	480	13,310
Pan American Silver Corp. (a)	3,186	80,415
Randgold Resources Ltd. sponsored ADR	2,485	210,579
Royal Gold, Inc.	1,606	86,435
Schnitzer Steel Industries, Inc. Class A	866	38,641
Silver Standard Resources, Inc. (a)	2,540	54,889
Steel Dynamics, Inc.	8,144	137,796
Universal Stainless & Alloy Products, Inc. (a)	176	2,856
		816,541
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp. (a)	1,700	12,053
Mercer International, Inc. (SBI) (a)	4,007	12,622
		24,675
TOTAL MATERIALS		1,441,268
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
012 Smile.Communications Ltd. (a)	561	9,172
8X8, Inc. (a)	10,398	11,854
Alaska Communication Systems Group, Inc.	1,641	11,996
Arbinet-thexchange, Inc. (a)	945	2,041
Atlantic Tele-Network, Inc.	551	25,825
Cbeyond, Inc. (a)	1,101	14,214
Clearwire Corp. Class A (a)(c)	7,534	42,642
Cogent Communications Group, Inc. (a)	1,770	15,063
Consolidated Communications Holdings, Inc.	1,291	19,623
General Communications, Inc. Class A (a)	2,256	13,626
Global Crossing Ltd. (a)	2,036	23,007
HickoryTech Corp.	570	4,668
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
iBasis, Inc. (a)	2,325	$ 6,952
Iridium Communications, Inc. (a)	2,000	16,380
Level 3 Communications, Inc. (a)(c)	60,936	76,170
Neutral Tandem, Inc. (a)	1,292	29,806
PAETEC Holding Corp. (a)	5,541	20,335
SureWest Communications (a)	705	6,141
Telefonos de Mexico SA de CV Series A sponsored ADR	176	3,089
tw telecom, inc. (a)	6,000	87,300
Warwick Valley Telephone Co.	571	7,309
		447,213
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series A sponsored ADR	296	14,252
FiberTower Corp. (a)	6,346	3,427
ICO Global Communications Holdings Ltd. Class A (a)	5,376	4,623
IPCS, Inc. (a)	566	13,590
Leap Wireless International, Inc. (a)(c)	2,826	40,779
Millicom International Cellular SA (a)(c)	4,281	320,219
NII Holdings, Inc. (a)	6,285	187,293
NTELOS Holdings Corp.	1,811	30,443
Partner Communications Co. Ltd. ADR	576	10,627
SBA Communications Corp. Class A (a)	4,672	149,691
Shenandoah Telecommunications Co.	891	14,969
Terrestar Corp. (a)(c)	5,498	6,213
USA Mobility, Inc.	1,341	13,383
Vodafone Group PLC sponsored ADR	24,000	544,560
		1,354,069
TOTAL TELECOMMUNICATION SERVICES		1,801,282
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	911	31,284
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	2,880	2,448
Water Utilities - 0.1%
Artesian Resources Corp. Class A	656	10,988
Cadiz, Inc. (a)	566	7,324
Connecticut Water Service, Inc.	465	10,556
Consolidated Water Co., Inc.	705	9,236
Middlesex Water Co.	510	8,242
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Southwest Water Co.	1,581	$ 9,328
Tri-Tech Holding, Inc.	258	5,818
York Water Co.	426	6,215
		67,707
TOTAL UTILITIES		101,439
TOTAL COMMON STOCKS (Cost $118,537,388)		126,909,613
Money Market Funds - 3.6%

Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d) (Cost $4,576,471)	4,576,471	4,576,471
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $123,113,859)		131,486,084
NET OTHER ASSETS - (3.6)%		(4,516,506)
NET ASSETS - 100%		$ 126,969,578
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 376
Fidelity Securities Lending Cash Central Fund	87,687
Total	$ 88,063
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,108,051	$ 17,108,051	$ -	$ -
Consumer Staples	2,450,744	2,450,744	-	-
Energy	1,597,563	1,597,563	-	-
Financials	10,152,533	10,152,533	-	-
Health Care	18,206,490	18,206,490	-	-
Industrials	6,893,025	6,893,025	-	-
Information Technology	67,157,218	67,157,218	-	-
Materials	1,441,268	1,441,268	-	-
Telecommunication Services	1,801,282	1,801,282	-	-
Utilities	101,439	101,439	-	-
Money Market Funds	4,576,471	4,576,471	-	-
Total Investments in Securities:	$ 131,486,084	$ 131,486,084	$ -	$ -
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $3,460,096 of which $2,006,543 and $1,453,553 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $4,432,110) - See accompanying schedule: Unaffiliated issuers (cost $118,537,388)	$ 126,909,613
Fidelity Central Funds (cost $4,576,471)	4,576,471
Total Investments (cost $123,113,859)		$ 131,486,084
Receivable for investments sold		48,472
Dividends receivable		195,622
Distributions receivable from Fidelity Central Funds		10,638
Prepaid expenses		642
Receivable from investment adviser for expense reductions		18,230
Other receivables		302
Total assets		131,759,990

Liabilities
Payable to custodian bank	$ 45,214
Payable for investments purchased	12,455
Accrued management fee	25,363
Distribution fees payable	28,180
Other affiliated payables	4,111
Other payables and accrued expenses	98,618
Collateral on securities loaned, at value	4,576,471
Total liabilities		4,790,412

Net Assets		$ 126,969,578
Net Assets consist of:
Paid in capital		$ 121,929,796
Undistributed net investment income		235,878
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,568,321)
Net unrealized appreciation (depreciation) on investments		8,372,225
Net Assets, for 1,500,000 shares outstanding		$ 126,969,578
Net Asset Value, offering price and redemption price per share ($126,969,578 ÷ 1,500,000 shares)		$ 84.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2009

Investment Income
Dividends		$ 965,454
Interest		19
Income from Fidelity Central Funds (including $87,687 from security lending)		88,063
Total income		1,053,536

Expenses
Management fee	$ 233,667
Transfer agent and custody fees	92,226
Distribution fees	87,492
Licensing fees	58,329
Accounting and security lending fees	38,055
Independent trustees' compensation	661
Audit	115,459
Legal	389
Miscellaneous	8,085
Total expenses before reductions	634,363
Expense reductions	(342,030)	292,333
Net investment income (loss)		761,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,621,333)
In-kind redemptions	(834,230)
Foreign currency transactions	20
Total net realized gain (loss)		(2,455,543)
Change in net unrealized appreciation (depreciation) on: Investment securities		35,356,212
Net gain (loss)		32,900,669
Net increase (decrease) in net assets resulting from operations		$ 33,661,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 761,203	$ 744,111
Net realized gain (loss)	(2,455,543)	(21,040,666)
Change in net unrealized appreciation (depreciation)	35,356,212	(19,471,764)
Net increase (decrease) in net assets resulting from operations	33,661,872	(39,768,319)
Distributions to shareholders from net investment income	(646,000)	(588,000)
Distributions to shareholders from net realized gain	-	(121,000)
Total distributions	(646,000)	(709,000)
Share transactions Proceeds from sales of shares	21,067,288	225,500,251
Cost of shares redeemed	(5,918,282)	(221,200,299)
Net increase (decrease) in net assets resulting from share transactions	15,149,006	4,299,952
Total increase (decrease) in net assets	48,164,878	(36,177,367)

Net Assets
Beginning of period	78,804,700	114,982,067
End of period (including undistributed net investment income of $235,878 and undistributed net investment income of $193,801, respectively)	$ 126,969,578	$ 78,804,700
Other Information Shares
Sold	300,000	2,900,000
Redeemed	(100,000)	(2,700,000)
Net increase (decrease)	200,000	200,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 60.62	$ 104.53	$ 95.70	$ 88.26	$ 83.67
Income from Investment Operations
Net investment income (loss) B	.55	.69	.51	.47	.36
Net realized and unrealized gain (loss)	23.95	(43.96)	8.73	7.87	5.40
Total from investment operations	24.50	(43.27)	9.24	8.34	5.76
Distributions from net investment income	(.47)	(.53)	(.41)	(.40)	(1.17)
Distributions from net realized gain	-	(.11)	-	(.50)	-
Total distributions	(.47)	(.64)	(.41)	(.90)	(1.17)
Net asset value, end of period	$ 84.65	$ 60.62	$ 104.53	$ 95.70	$ 88.26
Total Return A	40.62%	(41.62)%	9.68%	9.54%	6.96%
Ratios to Average Net Assets C,E
Expenses before reductions	.65%	.73%	.61%	.61%	.59%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	.78%	.79%	.50%	.52%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,970	$ 78,805	$ 114,982	$ 172,254	$ 123,570
Portfolio turnover rate D,F	7%	10%	9%	7%	9%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 22, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,135,337
Gross unrealized depreciation	(13,787,793)
Net unrealized appreciation (depreciation)	$ 8,347,544

Tax Cost	$ 123,138,540

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 235,878
Capital loss carryforward	$ (3,460,096)
Net unrealized appreciation (depreciation)	$ 8,347,544

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 646,000	$ 709,000

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $7,212,387 and $6,950,164, respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $21,026,279 and $5,910,546, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of.09% of average net assets. The total amounts paid to and retained by FDC were $87,492 and $0, respectively.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

6. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2011. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $342,030.

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the Fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $25,000.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 22, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates 90%, for December, and 100% for March, June, and September of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 93%, for December, and 100% for March, June, and September of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally transfer agents, custodians, and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including(i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

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The Board stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark.

The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

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The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008. The Board also considered that, following discussions with the Board, FMR contractually agreed to waive a portion of its management fee until January 31, 2010, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 30 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-UANN-0110
1.795568.106

Fidelity® Series
100 Index
Fund

(formerly Fidelity 100 Index Fund)

Annual Report

November 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Life of fund A
Fidelity® Series 100 Index Fund	21.29%	-6.38%

A From March 29, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series 100 Index Fund on March 29, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 100SM Index
(S&P 100®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Jeffrey Adams, who oversees Fidelity® Series 100 Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC (Geode®): For the 12 months ending November 30, 2009, the fund returned 21.29%, matching the return of the benchmark S&P 100® Index. Most of the fund's top contributors were in the technology sector, led by personal computer and consumer electronics company Apple, whose share price more than doubled as a result of sales and earnings that continued to surpass Wall Street analysts' expectations. Microsoft saw its profits decline, but sharp cost cutting coupled with healthy sales helped the software maker outpace analysts' forecasts as well. Other outperformers in technology included Internet search leader Google and consulting company IBM. Elsewhere, diversified financials companies Goldman Sachs and JPMorgan Chase also did very well. In contrast, the biggest detractor was energy giant Exxon Mobil. Its shares were down only modestly, but the stock's very large weighting in the index magnified the negative impact. Another diversified financials stock, Citigroup, lost significant value early in the period in the midst of the market's sharp downturn. Other laggards included cable service provider Comcast, electric utility Exelon and Bank of New York Mellon.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	.20%	$ 1,000.00	$ 1,208.70	$ 1.11
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.07	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.8	6.6
Microsoft Corp.	3.6	3.1
Procter & Gamble Co.	2.9	2.9
Apple, Inc.	2.9	2.3
Johnson & Johnson	2.8	2.9
General Electric Co.	2.7	2.7
JPMorgan Chase & Co.	2.7	2.7
International Business Machines Corp.	2.6	2.7
AT&T, Inc.	2.5	2.8
Chevron Corp.	2.5	2.6
	31.0
Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	19.9
Consumer Staples	14.3	14.7
Energy	13.3	14.5
Financials	13.1	11.7
Health Care	12.4	14.1
Industrials	9.4	9.2
Consumer Discretionary	7.1	6.6
Telecommunication Services	4.1	4.7
Materials	2.6	2.0
Utilities	1.4	1.6

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.4%
Ford Motor Co. (a)(c)	3,003,081	$ 26,697,390
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	1,017,420	64,351,815
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	309,968	42,127,751
Media - 2.6%
Comcast Corp. Class A	2,675,395	39,248,045
News Corp. Class A	2,096,001	24,020,171
The Walt Disney Co.	1,732,659	52,360,955
Time Warner, Inc.	1,105,298	33,954,755
		149,583,926
Multiline Retail - 0.6%
Target Corp.	700,928	32,635,208
Specialty Retail - 1.3%
Home Depot, Inc.	1,589,091	43,477,530
Lowe's Companies, Inc.	1,377,469	30,042,599
		73,520,129
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	362,411	23,516,850
TOTAL CONSUMER DISCRETIONARY		412,433,069
CONSUMER STAPLES - 14.3%
Beverages - 3.7%
PepsiCo, Inc.	1,452,329	90,363,910
The Coca-Cola Co.	2,160,459	123,578,255
		213,942,165
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	405,420	24,288,712
CVS Caremark Corp.	1,345,469	41,722,994
Wal-Mart Stores, Inc.	2,013,517	109,837,352
Walgreen Co.	925,156	35,979,317
		211,828,375
Food Products - 1.1%
Campbell Soup Co.	179,623	6,281,416
H.J. Heinz Co.	293,838	12,473,423
Kraft Foods, Inc. Class A	1,375,051	36,548,856
Sara Lee Corp.	648,535	7,873,215
		63,176,910
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.6%
Colgate-Palmolive Co.	464,662	$ 39,119,894
Procter & Gamble Co.	2,721,164	169,664,575
		208,784,469
Personal Products - 0.2%
Avon Products, Inc.	398,027	13,632,425
Tobacco - 2.1%
Altria Group, Inc.	1,931,046	36,322,975
Philip Morris International, Inc.	1,803,418	86,726,372
		123,049,347
TOTAL CONSUMER STAPLES		834,413,691
ENERGY - 13.3%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	288,887	11,769,256
Halliburton Co.	840,633	24,680,985
National Oilwell Varco, Inc.	389,870	16,772,207
Schlumberger Ltd.	1,116,683	71,344,877
		124,567,325
Oil, Gas & Consumable Fuels - 11.2%
Chevron Corp.	1,869,660	145,908,266
ConocoPhillips	1,382,452	71,569,540
Devon Energy Corp.	413,737	27,865,187
Exxon Mobil Corp.	4,480,247	336,332,141
Occidental Petroleum Corp.	755,855	61,065,525
Williams Companies, Inc.	543,476	10,809,738
		653,550,397
TOTAL ENERGY		778,117,722
FINANCIALS - 13.1%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	1,121,348	29,872,711
Goldman Sachs Group, Inc.	476,607	80,861,144
Morgan Stanley	1,267,097	40,014,923
		150,748,778
Commercial Banks - 2.9%
Regions Financial Corp.	1,107,703	6,491,140
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,782,458	$ 43,010,712
Wells Fargo & Co.	4,355,155	122,118,546
		171,620,398
Consumer Finance - 1.1%
American Express Co.	1,108,646	46,374,662
Capital One Financial Corp.	424,145	16,270,202
		62,644,864
Diversified Financial Services - 5.8%
Bank of America Corp.	8,065,537	127,838,761
Citigroup, Inc.	12,158,325	49,970,716
JPMorgan Chase & Co.	3,666,181	155,776,031
NYSE Euronext	242,388	6,127,569
		339,713,077
Insurance - 0.7%
Allstate Corp.	500,053	14,206,506
MetLife, Inc.	763,184	26,093,261
		40,299,767
TOTAL FINANCIALS		765,026,884
HEALTH CARE - 12.4%
Biotechnology - 1.6%
Amgen, Inc. (a)	946,689	53,345,925
Gilead Sciences, Inc. (a)	843,007	38,820,472
		92,166,397
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	561,882	30,650,663
Medtronic, Inc.	1,031,829	43,790,823
		74,441,486
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	1,083,680	31,069,106
Pharmaceuticals - 9.0%
Abbott Laboratories	1,441,193	78,530,607
Bristol-Myers Squibb Co.	1,846,737	46,740,913
Johnson & Johnson	2,569,136	161,444,506
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,844,471	$ 102,998,295
Pfizer, Inc.	7,517,909	136,600,407
		526,314,728
TOTAL HEALTH CARE		723,991,717
INDUSTRIALS - 9.4%
Aerospace & Defense - 3.2%
General Dynamics Corp.	359,006	23,658,495
Honeywell International, Inc.	701,110	26,971,702
Lockheed Martin Corp.	300,988	23,245,303
Raytheon Co.	363,012	18,706,008
The Boeing Co.	677,223	35,493,257
United Technologies Corp.	877,510	59,003,772
		187,078,537
Air Freight & Logistics - 1.3%
FedEx Corp.	291,177	24,589,898
United Parcel Service, Inc. Class B	927,093	53,280,035
		77,869,933
Industrial Conglomerates - 3.6%
3M Co.	651,017	50,414,756
General Electric Co.	9,906,981	158,709,836
		209,124,592
Machinery - 0.6%
Caterpillar, Inc.	579,208	33,819,955
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	244,083	23,993,359
Norfolk Southern Corp.	342,733	17,616,476
		41,609,835
TOTAL INDUSTRIALS		549,502,852
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	5,377,166	125,825,684
QUALCOMM, Inc.	1,549,704	69,736,680
		195,562,364
Computers & Peripherals - 8.3%
Apple, Inc. (a)	835,135	166,951,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,604,373	$ 22,653,747
EMC Corp. (a)	1,885,075	31,725,812
Hewlett-Packard Co.	2,210,452	108,444,775
International Business Machines Corp.	1,222,085	154,410,440
		484,186,612
Internet Software & Services - 2.2%
Google, Inc. Class A (a)	224,298	130,765,734
IT Services - 0.4%
MasterCard, Inc. Class A (c)	89,451	21,545,168
Office Electronics - 0.1%
Xerox Corp. (c)	810,209	6,238,609
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	5,218,792	100,200,806
Texas Instruments, Inc.	1,175,976	29,740,433
		129,941,239
Software - 5.0%
Microsoft Corp.	7,227,147	212,550,393
Oracle Corp.	3,641,072	80,394,870
		292,945,263
TOTAL INFORMATION TECHNOLOGY		1,261,184,989
MATERIALS - 2.6%
Chemicals - 1.7%
Dow Chemical Co.	1,066,151	29,617,675
E.I. du Pont de Nemours & Co.	842,397	29,130,088
Monsanto Co.	508,934	41,096,421
		99,844,184
Metals & Mining - 0.8%
Alcoa, Inc.	908,368	11,372,767
Freeport-McMoRan Copper & Gold, Inc.	383,900	31,786,920
		43,159,687
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	197,040	7,672,738
TOTAL MATERIALS		150,676,609
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	5,500,335	$ 148,179,025
Verizon Communications, Inc.	2,648,190	83,312,057
		231,491,082
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	2,766,714	10,264,509
TOTAL TELECOMMUNICATION SERVICES		241,755,591
UTILITIES - 1.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	444,493	14,308,230
Entergy Corp.	182,529	14,355,906
Exelon Corp.	614,435	29,603,478
Southern Co.	742,128	23,814,888
		82,082,502
TOTAL COMMON STOCKS (Cost $7,315,003,106)		5,799,185,626
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.37% to 0.47% 12/17/09 to 7/29/10 (d) (Cost $15,471,757)	$ 15,500,000	15,490,272
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (e)	57,417,014	$ 57,417,014
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	50,089,300	50,089,300
TOTAL MONEY MARKET FUNDS (Cost $107,506,314)		107,506,314
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $7,437,981,177)		5,922,182,212
NET OTHER ASSETS - (1.4)%		(83,503,308)
NET ASSETS - 100%		$ 5,838,678,904
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
67 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 3,667,580	$ 151,439
138 CME S&P 500 Index Contracts	Dec. 2009	37,770,600	1,893,086
TOTAL EQUITY INDEX CONTRACTS		$ 41,438,180	$ 2,044,525

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,596,410.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 298,771
Fidelity Securities Lending Cash Central Fund	4,250,110
Total	$ 4,548,881
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 412,433,069	$ 412,433,069	$ -	$ -
Consumer Staples	834,413,691	834,413,691	-	-
Energy	778,117,722	778,117,722	-	-
Financials	765,026,884	765,026,884	-	-
Health Care	723,991,717	723,991,717	-	-
Industrials	549,502,852	549,502,852	-	-
Information Technology	1,261,184,989	1,261,184,989	-	-
Materials	150,676,609	150,676,609	-	-
Telecommunication Services	241,755,591	241,755,591	-	-
Utilities	82,082,502	82,082,502	-	-
U.S. Government and Government Agency Obligations	15,490,272	-	15,490,272	-
Money Market Funds	107,506,314	107,506,314	-	-
Total Investments in Securities:	$ 5,922,182,212	$ 5,906,691,940	$ 15,490,272	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,044,525	$ 2,044,525	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,044,525	$ -
Total Value of Derivatives	$ 2,044,525	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $505,483,294 of which $2,126,258, $83,145,934 and $420,211,102 will expire on November 30, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $22,029,238 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $49,555,350) - See accompanying schedule: Unaffiliated issuers (cost $7,330,474,863)	$ 5,814,675,898
Fidelity Central Funds (cost $107,506,314)	107,506,314
Total Investments (cost $7,437,981,177)		$ 5,922,182,212
Cash		321,094
Receivable for fund shares sold		51,543
Dividends receivable		15,898,191
Distributions receivable from Fidelity Central Funds		10,168
Receivable for daily variation on futures contracts		393,109
Total assets		5,938,856,317

Liabilities
Payable for investments purchased	$ 321,067
Payable for fund shares redeemed	48,798,376
Accrued management fee	968,670
Collateral on securities loaned, at value	50,089,300
Total liabilities		100,177,413

Net Assets		$ 5,838,678,904
Net Assets consist of:
Paid in capital		$ 7,790,887,847
Undistributed net investment income		122,693,342
Accumulated undistributed net realized gain (loss) on investments		(561,147,843)
Net unrealized appreciation (depreciation) on investments		(1,513,754,442)
Net Assets, for 725,349,774 shares outstanding		$ 5,838,678,904
Net Asset Value, offering price and redemption price per share ($5,838,678,904 ÷ 725,349,774 shares)		$ 8.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2009

Investment Income
Dividends		$ 141,553,731
Interest		74,153
Income from Fidelity Central Funds		4,548,881
Total income		146,176,765

Expenses
Management fee	$ 10,261,534
Independent trustees' compensation	36,791
Interest	12,375
Miscellaneous	26,782
Total expenses before reductions	10,337,482
Expense reductions	(59)	10,337,423
Net investment income (loss)		135,839,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(454,375,986)
Futures contracts	12,365,905
Total net realized gain (loss)		(442,010,081)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,347,288,807
Futures contracts	6,749,437
Total change in net unrealized appreciation (depreciation)		1,354,038,244
Net gain (loss)		912,028,163
Net increase (decrease) in net assets resulting from operations		$ 1,047,867,505

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 135,839,342	$ 155,845,630
Net realized gain (loss)	(442,010,081)	(92,115,917)
Change in net unrealized appreciation (depreciation)	1,354,038,244	(2,781,558,668)
Net increase (decrease) in net assets resulting from operations	1,047,867,505	(2,717,828,955)
Distributions to shareholders from net investment income	(152,513,329)	(66,458,057)
Share transactions Proceeds from sales of shares	749,971,579	1,789,174,418
Reinvestment of distributions	152,513,329	66,458,057
Cost of shares redeemed	(1,176,661,415)	(254,606,741)
Net increase (decrease) in net assets resulting from share transactions	(274,176,507)	1,601,025,734
Total increase (decrease) in net assets	621,177,669	(1,183,261,278)

Net Assets
Beginning of period	5,217,501,235	6,400,762,513
End of period (including undistributed net investment income of $122,693,342 and undistributed net investment income of $140,400,163, respectively)	$ 5,838,678,904	$ 5,217,501,235
Other Information Shares
Sold	107,575,612	191,331,350
Issued in reinvestment of distributions	23,355,793	6,263,719
Redeemed	(168,153,109)	(28,408,196)
Net increase (decrease)	(37,221,704)	169,186,873

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.84	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.22	.15
Net realized and unrealized gain (loss)	1.23	(4.06)	.64
Total from investment operations	1.41	(3.84)	.79
Distributions from net investment income	(.20)	(.11)	-
Net asset value, end of period	$ 8.05	$ 6.84	$ 10.79
Total Return B,C	21.29%	(35.95)%	7.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.19%	.19% A
Net investment income (loss)	2.64%	2.38%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,838,679	$ 5,217,501	$ 6,400,763
Portfolio turnover rate F	18%	6%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2007 (commencement of operations) to November 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Series 100 Index Fund (formerly Fidelity 100 Index Fund) (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 15, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, contributions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 225,714,364
Gross unrealized depreciation	(1,773,105,630)
Net unrealized appreciation (depreciation)	$ (1,547,391,266)

Tax Cost	$ 7,469,573,478

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 122,694,945
Capital loss carryforward	$ (505,483,294)
Net unrealized appreciation (depreciation)	$ (1,547,391,267)

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 152,513,329	$ 66,458,057

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments -
continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 12,365,905	$ 6,749,437
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 12,365,905	$ 6,749,437

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $12,365,905 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $6,749,437 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $908,506,672 and $1,128,659,883, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 65,109,786.49%		$ 12,375

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26,782 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,250,110.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $59.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

Notes to Financial Statements - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Series 100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series 100 Index Fund (formerly Fidelity 100 Index Fund), (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series 100 Index Fund (formerly Fidelity 100 Index Fund) as of November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 15, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-
Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-
2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 100 Index Fund (formerly known as Fidelity 100 Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the fund's total return and the total return of a broad-based securities market index ("benchmark").

Fidelity Series 100 Index Fund

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown, but considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that the net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series 100 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

HUN-ANN-0110
1.842443.102

Item 2. Code of Ethics

As of the end of the period, November 30, 2009, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund and Fidelity Series 100 Index Fund (the "Funds"):

Services Billed by Deloitte Entities

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$44,000	$-	$5,700	$-
Fidelity Series 100 Index Fund	$52,000	$-	$5,600	$-

November 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$43,000	$-	$5,600	$-
Fidelity Series 100 Index Fund	$51,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the "Fund"):

Services Billed by PwC

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$110,000	$-	$4,200	$1,500

November 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$107,000	$-	$4,100	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	November 30, 2009A	November 30, 2008A
Audit-Related Fees	$790,000	$745,000
Tax Fees	$-	$2,000
All Other Fees	$515,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	November 30, 2009A	November 30, 2008A
Audit-Related Fees	$2,755,000	$2,360,000 B
Tax Fees	$-	$2,000
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2009 A	November 30, 2008 A
PwC	$4,415,000	$3,310,000B
Deloitte Entities	$1,360,000	$1,400,000 B

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of November 30, 2009, the members of the audit committee were Joseph Mauriello, Alan J. Lacy and Michael E. Wiley.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Fidelity Commonwealth Trust: Fidelity 100 Index Fund:

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2010